OLD MUTUAL ADVISOR FUNDS II

JUNE 30, 2006 PROSPECTUS AS SUPPLEMENTED THROUGH JULY 25, 2006

CLASS A & C SHARES

Equity Funds
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Columbus Circle Technology and Communications Fund
Old Mutual Emerging Growth Fund
Old Mutual Focused Fund
Old Mutual Growth Fund
Old Mutual Heitman REIT Fund
Old Mutual Large Cap Fund
Old Mutual Large Cap Growth Fund
Old Mutual Large Cap Growth Concentrated Fund
Old Mutual Mid-Cap Fund
Old Mutual Select Growth Fund
Old Mutual Small Cap Fund
Old Mutual Strategic Small Company Fund
Old Mutual TS&W Small Cap Value Fund

Fixed-Income Funds
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether the information contained in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Page

INTRODUCTION	1
FUND SUMMARIES	1
Old Mutual Analytic U.S. Long/Short Fund	3
Old Mutual Barrow Hanley Value Fund	10
Old Mutual Columbus Circle Technology and Communications Fund	16
Old Mutual Emerging Growth Fund	22
Old Mutual Focused Fund	28
Old Mutual Growth Fund	34
Old Mutual Heitman REIT Fund	40
Old Mutual Large Cap Fund	46
Old Mutual Large Cap Growth Fund	51
Old Mutual Large Cap Growth Concentrated Fund	56
Old Mutual Mid-Cap Fund	62
Old Mutual Select Growth Fund	67
Old Mutual Small Cap Fund	73
Old Mutual Strategic Small Company Fund	79
Old Mutual TS&W Small Cap Value Fund	85
Old Mutual Dwight Intermediate Fixed Income Fund	91
Old Mutual Dwight Short Term Fixed Income Fund	97
MORE ABOUT THE FUNDS	103
Investment Strategies and Risks	103
More About Investment Strategies and Risks	107
Non-Fundamental Investment Policy	109
Sub-Adviser Allocations	109
Disclosure of Portfolio Holdings	109
THE INVESTMENT ADVISER & SUB-ADVISERS	110
The Investment Adviser	110
The Sub-Advisers	110
Litigation	113
Management Fees	114
The Portfolio Managers	115
ABOUT YOUR INVESTMENT	121
Your Share Price	121
Valuing Portfolio Securities	121
INVESTING IN THE FUNDS	122
Policy Regarding Excessive or Short Term Trading	122
Choosing a Share Class	125
Sales Charges	125
Buying Shares	131
Selling Shares	132
General Policies	133

i

Distribution and Taxes	136
Revenue Sharing	137
FINANCIAL HIGHLIGHTS	140

ii

INTRODUCTION

An Introduction to Old Mutual Advisor Funds II and this Prospectus

Old Mutual Advisor Funds II® (“OMAF II” or the “Trust”) is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called mutual funds. This Prospectus offers Class A and Class C shares of each Fund (each a “Fund” and collectively, the “Funds”) listed on the cover.

This Prospectus contains important information you should know before investing in a Fund and if you are a shareholder in a Fund. The information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

FUND SUMMARIES

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund’s goal matches your own. A description of each Fund’s goal, principal investment strategies, main risks of investing, and fees and expenses are described under the Fund Summaries section of this prospectus. Additional information about the Funds’ investment strategies is described in the More About the Funds section of this Prospectus.

The OMAF II Funds that primarily invest in equities (“Equity Funds”) are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Funds also may not be suitable for investors who require regular income.

The OMAF II Funds that primarily invest in fixed income securities (“Fixed Income Funds”) are designed for more conservative investors who want to receive current income from their investments. These Funds may be suitable for investors who require greater stability of principal than equity funds or who are pursuing a short-term investment goal, such as investing emergency reserves.

Investment Adviser and Sub-Advisers

Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) is the investment Adviser for each Fund. Old Mutual Capital has retained the following Sub-Advisers to assist in managing the Funds: Analytic Investors, Inc. (“Analytic”); Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”); CastleArk Management, LLC (“CastleArk”); Columbus Circle Investors (“Columbus Circle”); Copper Rock Capital Partners, LLC (“Copper Rock”); Dwight Asset Management Company (“Dwight”); Eagle Asset Management, Inc. (“Eagle”); Heitman Real Estate Securities, LLC (“Heitman”); Liberty Ridge Capital, Inc. (“Liberty Ridge”); Munder Capital Management (“Munder”); Thompson, Siegel & Walmsley, Inc. (“TS&W”); Turner Investment Partners, Inc. (“Turner”); and Wellington Management Company, LLP (“Wellington”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”). For information about the Adviser and Sub-Advisers, see the Investment Adviser & Sub-Advisers sections of this Prospectus.

[On side panel: What the Funds Are – And Are Not

These Funds are mutual funds – pooled investments that are professionally managed and provide you the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Market Capitalizations

The Funds that primarily invest in small-cap companies will generally maintain an average market capitalization below $2.5 billion, although a Fund may invest in companies outside this range. The Funds that primarily invest in mid-cap companies will normally maintain an average market capitalization between $2.5 billion and $10 billion and the Funds that primarily invest in large-cap companies will generally maintain an average market capitalization above $10 billion, although a Fund may invest outside of these ranges.]

FUND SUMMARIES

Old Mutual Analytic U.S. Long/Short Fund

Morningstar Category: Large Blend	Sub-Adviser: Analytic Investors, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total returns. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the Fund may invest in companies of any size, it generally invests in large and mid-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

The Fund may invest in long and short positions of publicly traded equity securities. The Fund’s long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The Fund buys securities “long” that Analytic, the Fund’s Sub-Adviser, believes will outperform and sells securities “short” that Analytic believes will underperform. This is not a market neutral strategy.

The Fund generally takes long equity positions equal to approximately 120% of the Fund’s equity assets excluding cash, and short equity positions equal to approximately 20% of the Fund’s equity assets at the time of investment, although the Fund’s long-short exposure will vary over time based on Analytic’s assessment of market conditions and other factors. The Fund’s long equity exposure ordinarily ranges from 110% to 125% of the Fund’s net assets and its short equity exposure ordinarily ranges from 10% to 33% of the Fund’s net assets. The cash received from short sales may be used to invest in long equity positions. Analytic will normally maintain long and short positions such that the Fund’s net long equity exposure (i.e., the percentage of long equity positions minus the percentage of short equity positions) does not exceed 100% of the Fund’s net assets.

[On side panel: Selling Short

When the Fund sells a security short, it borrows the security from a third party and sells it at the then-current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

Short Sales Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from deceases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Leverage Risk. By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value (“NAV”) greater than without the use of leverage. This could result in increased volatility of returns.

[On side panel: Net Asset Value (“NAV”)

A fund’s NAV is the dollar value of a single fund share, and is based on the fund’s assets minus its liabilities divided by the number of shares outstanding. The value of a single share is also called the share value or share price.]

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing the changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. The Fund was previously known as the Old Mutual Analytic Disciplined Equity Fund and prior to March, 2006, the Fund did not take short positions as part of its main investment strategies. The Fund’s performance prior to March, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	8.95%
2005	6.48%

*	The inception date of the Old Mutual Analytic U.S. Long/Short Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 3.82%.

BEST QUARTER:	Q4 2004	10.31%

WORST QUARTER:	Q3 2004	-2.62%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Standard and Poor’s (“S&P”) 500 Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/03)

Analytic U.S. Long/Short Fund - Class A
Returns Before Taxes	0.34%	N/A	9.38%

Analytic U.S. Long/Short Fund - Class A
After Taxes on Distributions	0.16%	N/A	9.24%

Analytic U.S. Long/Short Fund - Class A*
After Taxes on Distributions and
Sale of Fund Shares	0.22%	N/A	7.99%

Analytic U.S. Long/Short Fund - Class C
Returns Before Taxes	4.67%	N/A	11.24%

S&P 500 Index
(Reflects No Deduction for	4.91%	N/A	12.02%
Fees, Expenses or Taxes)

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%(3)	0.80%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Dividend Expenses on Short Sales	0.24%(4)	0.24%(4)
Service Fees	0.25%	0.25%
Interest Expense	0.08%	0.08%
Other Expenses	0.30%(3)	0.30%(3)
Total Annual Operating Expenses including
Dividend Expense on Short Sales	1.67%	2.42%
Expense (Reduction)/Recoupment	(0.14)%	(0.14)%
Net Annual Operating Expenses including Dividend Expenses on Short Sales	1.53%(5)	2.28%(5)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)

If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge (“CDSC”) at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)	Old Mutual Capital has contractually agreed to limit the Fund’s Dividends on Short Sale Expense to 0.10% through June 30, 2007.

(5)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, dividend expenses on short sales, brokerage and extraordinary expenses) do not exceed 1.35% and 2.10% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.35% and 2.10% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

[On side panel: Operating Expenses

The operating expenses of a mutual fund generally include management fees, overhead, taxes, brokerage fees, 12b-1 fees, and legal and audit fees.]

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$722	$1,058	$1,418	$2,427
Class C	$331	$741	$1,278	$2,746

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$231	$741	$1,278	$2,746

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.53%	-2.48%	$9,752	$722
2	10.25%	1.67%	0.77%	$10,077	$166
3	15.76%	1.67%	4.12%	$10,412	$171
4	21.55%	1.67%	7.59%	$10,759	$177
5	27.63%	1.67%	11.17%	$11,117	$183
6	34.01%	1.67%	14.88%	$11,488	$189
7	40.71%	1.67%	18.70%	$11,870	$195
8	47.75%	1.67%	22.65%	$12,265	$202
9	55.13%	1.67%	26.74%	$12,674	$208
10	62.89%	1.67%	30.96%	$13,096	$215
Total Gain After Fees and Expenses				$3,096
Total Annual Fees & Expenses					$2,427

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.28%	2.72%	$10,272	$231
2	10.25%	2.42%	5.37%	$10,537	$252
3	15.76%	2.42%	8.09%	$10,809	$258
4	21.55%	2.42%	10.88%	$11,088	$265
5	27.63%	2.42%	13.74%	$11,374	$272
6	34.01%	2.42%	16.67%	$11,667	$279
7	40.71%	2.42%	19.68%	$11,968	$286
8	47.75%	2.42%	22.77%	$12,277	$293
9	55.13%	2.42%	25.94%	$12,594	$301
10	62.89%	2.42%	29.19%	$12,919	$309

Total Gain After Fees and Expenses	$2,919
Total Annual Fees & Expenses		$2,746

Old Mutual Barrow Hanley Value Fund

Morningstar Category: Large Value	Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests in equity securities of large and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of Barrow Hanley, the Fund’s Sub-Adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields. Equity securities in which the Fund may invest include common and preferred stocks.

[On side-panel: Common Stock

A common stock is a security representing ownership rights in a company. A shareholder is entitled to share in the company’s profits, some of which may be paid out as dividends.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Fund Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified funds.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. The Fund was previously known as the Clipper Focus Fund and prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Adviser. The Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	6.60%
2005	-1.27%

*	The inception date of the Old Mutual Barrow Hanley Value Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 1.41%.

BEST QUARTER:	Q4 2004	10.69%

WORST QUARTER:	Q1 2005	-3.99%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/03)

Barrow Hanley Value Fund – Class A
Returns Before Taxes	-6.97%	N/A	6.17%

Barrow Hanley Value Fund – Class A
After Taxes on Distributions	-7.67%	N/A	5.70%

Barrow Hanley Value Fund – Class A*
After Taxes on Distributions and
Sale of Fund Shares	-3.81%	N/A	5.22%

Barrow Hanley Value Fund – Class C
Returns Before Taxes	-2.91%	N/A	8.02%

S&P 500 Index
(Reflects No Deduction for	4.91%	N/A	12.02%
Fees, Expenses or Taxes)

*

When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

[On side panel: Total Return

A fund’s total return is the percentage change, over a specified period of time, in a fund’s NAV, assuming the reinvestment of all distributions of dividends and capital gains.]

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%(3)	1.00%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.34%(3)	0.34%(3)
Total Other Expenses	0.59%	0.59%
Total Annual Operating Expenses	1.59%	2.34%
Expense (Reduction)/Recoupment	-0.24%	-0.24%
Net Annual Operating Expenses	1.35%(4)	2.10%(4)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.35% and 2.10% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.35% and 2.10% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$705	$978	$1,323	$2,295
Class C	$313	$658	$1,181	$2,617

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$213	$658	$1,181	$2,617

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.35%	-2.31%	$9,769	$705
2	10.25%	1.35%	1.26%	$10,126	$134
3	15.76%	1.35%	4.95%	$10,495	$139
4	21.55%	1.59%	8.53%	$10,853	$170
5	27.63%	1.59%	12.23%	$11,223	$175

6	34.01%	1.59%	16.06%	$11,606	$181
7	40.71%	1.59%	20.02%	$12,002	$188
8	47.75%	1.59%	24.11%	$12,411	$194
9	55.13%	1.59%	28.34%	$12,834	$201
10	62.89%	1.59%	32.72%	$13,272	$208
Total Gain After Fees and Expenses				$3,272
Total Annual Fees & Expenses					$2,295

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.10%	2.90%	$10,290	$213
2	10.25%	2.10%	5.88%	$10,588	$219
3	15.76%	2.10%	8.95%	$10,895	$226
4	21.55%	2.34%	11.85%	$11,185	$258
5	27.63%	2.34%	14.83%	$11,482	$265
6	34.01%	2.34%	17.88%	$11,788	$272
7	40.71%	2.34%	21.02%	$12,102	$280
8	47.75%	2.34%	24.24%	$12,424	$287
9	55.13%	2.34%	27.54%	$12,754	$295
10	62.89%	2.34%	30.93%	$13,093	$302
Total Gain After Fees and Expenses				$3,093
Total Annual Fees & Expenses					$2,617

Old Mutual Columbus Circle Technology and Communications Fund

Morningstar Category: Specialty – Technology	Sub-Adviser: Columbus Circle Investors

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. Current income is incidental to the Fund’s goal. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in the technology and communications sectors. The Fund is concentrated, which means it will invest 25% or more of its total assets in the group of industries within those sectors. The Fund’s holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Technology and Communications Industries

Industries in the Technology sector include Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Equipment Manufacturers, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors.

Industries in the Communications sector include Alternative Carriers, Integrated Telecommunications Services, and Wireless Telecommunication Services.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain industries within the technology and communications sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. The Fund’s performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition and government regulation.

Non-Diversified Fund Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified funds.

Small and Mid-Cap Company Risk. The Fund may invest in small-cap and mid-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund’s performance prior to November 2, 1999 may not be indicative of how it will perform in the future. Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	4.91%
2005	8.91%

*	The inception date of the Old Mutual Columbus Circle Technology and Communications Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 5.02%.

BEST QUARTER:	Q4 2004	14.68%

WORST QUARTER:	Q3 2004	-9.61%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the NYSE Arca Tech 100® (formerly the PSE Technology Index), a price-weighted index of the top 100 U.S. technology stocks from 16 different industries within the technology sector. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/30/03)
Columbus Circle Technology and Communications Fund - Class A
Before Taxes	2.66%	N/A	8.46%

Columbus Circle Technology and Communications Fund - Class A
After Taxes on Distributions	2.66%	N/A	8.46%

Columbus Circle Technology and Communications Fund - Class A
After Taxes on Distributions and
Sale of Fund Shares	1.73%	N/A	7.24%

Columbus Circle Technology and Communications Fund - Class C
Returns Before Taxes	7.10%	N/A	10.54%

NYSE Arca Tech 100 Index®
(Reflects No Deduction for
Fees, Expenses or Taxes)	7.80%	N/A	14.92%

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(3)	0.95%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.67%(3)	0.67%(3)
Total Other Expenses	0.92%	0.92%
Total Annual Operating Expenses	1.87%	2.62%
Expense (Reduction)/Recoupment	-0.17%	-0.17%
Net Annual Operating Expenses	1.70%(4)	2.45%(4)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.70% and 2.45% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.70% and 2.45% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$738	$1,089	$1,481	$2,598
Class C	$348	$764	$1,342	$2,914

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$248	$764	$1,342	$2,914

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.70%	-2.64%	$9,736	$738
2	10.25%	1.70%	0.57%	$10,057	$168
3	15.76%	1.70%	3.89%	$10,389	$174
4	21.55%	1.87%	7.14%	$10,714	$197
5	27.63%	1.87%	10.50%	$11,050	$203

6	34.01%	1.87%	13.96%	$11,396	$209
7	40.71%	1.87%	17.52%	$11,752	$216
8	47.75%	1.87%	21.20%	$12,120	$222
9	55.13%	1.87%	24.99%	$12,499	$229
10	62.89%	1.87%	28.91%	$12,891	$237
Total Gain After Fees and Expenses				$2,891
Total Annual Fees & Expenses					$2,596

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.45%	2.55%	$10,255	$248
2	10.25%	2.45%	5.17%	$10,517	$254
3	15.76%	2.45%	7.85%	$10,785	$261
4	21.55%	2.62%	10.41%	$11,041	$285
5	27.63%	2.62%	13.04%	$11,304	$292
6	34.01%	2.62%	15.73%	$11,573	$299
7	40.71%	2.62%	18.49%	$11,849	$306
8	47.75%	2.62%	21.31%	$12,131	$313
9	55.13%	2.62%	24.19%	$12,419	$321
10	62.89%	2.62%	27.15%	$12,715	$328
Total Gain After Fees and Expenses				$2,715
Total Annual Fees & Expenses					$2,914

Old Mutual Emerging Growth Fund

Morningstar Category: Small Growth	Sub-Adviser: Copper Rock Capital Partners, LLC

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics at the time of purchase. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Emerging Growth Companies

Growth funds generally focus on stocks of companies believed to have above average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above average prices in relation to such measures as earnings and book value. Emerging growth companies are generally those growth companies that are less mature and appear to have the potential for rapid growth.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Small Company Risk. The Fund primarily invests in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	0.38%
2005	6.53%

*	The inception date of the Old Mutual Emerging Growth Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 11.97%.

BEST QUARTER:	Q4 2004	19.08%

WORST QUARTER:	Q3 2004	-10.59%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 2000® Growth Index, a widely recognized, unmanaged index that tracks the performance of the securities of 2,000 small-cap companies in the Russell 2000® Index with greater-than-average growth characteristics. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/30/03)
Emerging Growth Fund - Class A
Before Taxes	0.43%	N/A	4.31%

Emerging Growth Fund - Class A
After Taxes on Distributions	0.43%	N/A	4.31%

Emerging Growth Fund - Class A
After Taxes on Distributions
and Sale of Fund Shares	0.28%	N/A	3.68%
Emerging Growth Fund - Class C
Returns Before Taxes	4.67%	N/A	6.26%

Russell 2000® Growth Index
Reflects No Deduction for
Fees, Expenses or Taxes)	4.15%	N/A	14.21%

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(3)	0.95%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.52%(3)	0.52%(3)
Total Other Expenses	0.77%	0.77%
Total Annual Operating Expenses	1.72%	2.47%
Expense (Reduction)/Recoupment	-0.17%	-0.17%
Net Annual Operating Expenses	1.55%(4)	2.30%(4)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.55% and 2.30% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.55% and 2.30% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual

Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$724	$1,037	$1,407	$2,446
Class C	$333	$718	$1,267	$2,765

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$233	$718	$1,267	$2,765

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.55%	-2.50%	$9,750	$724
2	10.25%	1.55%	0.87%	$10,087	$154
3	15.76%	1.55%	4.35%	$10,435	$159

4	21.55%	1.72%	7.77%	$10,777	$182
5	27.63%	1.72%	11.30%	$11,130	$188
6	34.01%	1.72%	14.95%	$11,495	$195
7	40.71%	1.72%	18.72%	$11,872	$201
8	47.75%	1.72%	22.62%	$12,262	$208
9	55.13%	1.72%	26.64%	$12,664	$214
10	62.89%	1.72%	30.79%	$13,079	$221
Total Gain After Fees and Expenses				$3,079
Total Annual Fees & Expenses					$2,446

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.30%	2.70%	$10,270	$233
2	10.25%	2.30%	5.47%	$10,547	$239
3	15.76%	2.30%	8.32%	$10,832	$246
4	21.55%	2.47%	11.06%	$11,106	$271
5	27.63%	2.47%	13.87%	$11,387	$278
6	34.01%	2.47%	16.75%	$11,675	$285
7	40.71%	2.47%	19.71%	$11,971	$292
8	47.75%	2.47%	22.73%	$12,273	$299
9	55.13%	2.47%	25.84%	$12,584	$307
10	62.89%	2.47%	29.02%	$12,902	$315
Total Gain After Fees and Expenses				$2,902
Total Annual Fees & Expenses					$2,765

Old Mutual Focused Fund

Morningstar Category: Large Blend	Sub-Adviser: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with above-average total returns over a 3 to 5 year market cycle. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies. While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies that Liberty Ridge, the Fund’s Sub-Adviser, believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Equity securities in which the Fund may invest include common and preferred stock.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Non-Diversified Fund Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified funds.

Small and Mid-Cap Company Risk. While the Fund generally invests in large-cap companies, the Fund may invest in small-cap or mid-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

[On side panel: Valuation

Valuation is the process of determining the value of a company. There are many different techniques for valuation, and the process is often partially objective and partially subjective.]

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Returns through December 31, 2005 - Class A Shares*

2004	13.84%
2005	1.70%

*	The inception date of the Old Mutual Focused Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 3.41%.

BEST QUARTER:	Q4 2004	15.40%

WORST QUARTER:	Q1 2005	-4.04%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 3000® Index, a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

	Past	Past	Since Inception
	1 Year	5 Years	(9/30/03)
Focused Fund - Class A
Returns Before Taxes	-4.16%	N/A	10.54%

Focused Fund - Class A
After Taxes on Distributions	-4.22%	N/A	10.51%

Focused Fund - Class A*
After Taxes on Distributions and
Sale of Fund Shares	-2.70%	N/A	9.02%

Focused Fund - Class C
Returns Before Taxes	-0.06%	N/A	12.63%

Russell 3000® Index
Reflects No Deduction for
Fees, Expenses or Taxes)	6.12%	N/A	13.72%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%(3)	0.75%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.72%(3)	0.72%(3)
Total Other Expenses	0.97%	0.97%
Total Annual Operating Expenses	1.72%	2.47%
Expense (Reduction)/Recoupment	-0.32%	-0.32%
Net Annual Operating Expenses	1.40%(4)	2.15%(4)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.40% and 2.15% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.40% and 2.15% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$992	$1,364	$2,406
Class C	$318	$673	$1,224	$2,728

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$218	$673	$1,224	$2,728

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.40%	-2.36%	$9,764	$709
2	10.25%	1.40%	1.16%	$10,116	$139
3	15.76%	1.40%	4.80%	$10,480	$144

4	21.55%	1.72%	8.24%	$10,824	$183
5	27.63%	1.72%	11.79%	$11,179	$189
6	34.01%	1.72%	15.45%	$11,545	$195
7	40.71%	1.72%	19.24%	$11,924	$202
8	47.75%	1.72%	23.15%	$12,315	$208
9	55.13%	1.72%	27.19%	$12,719	$215
10	62.89%	1.72%	31.36%	$13,136	$222
Total Gain After Fees and Expenses				$3,136
Total Annual Fees & Expenses					$2,406

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.15%	2.85%	$10,285	$218
2	10.25%	2.15%	5.78%	$10,578	$224
3	15.76%	2.15%	8.80%	$10,880	$231
4	21.55%	2.47%	11.55%	$11,155	$272
5	27.63%	2.47%	14.37%	$11,437	$279
6	34.01%	2.47%	17.26%	$11,726	$286
7	40.71%	2.47%	20.23%	$12,023	$293
8	47.75%	2.47%	23.27%	$12,327	$301
9	55.13%	2.47%	26.39%	$12,639	$308
10	62.89%	2.47%	29.59%	$12,959	$316
Total Gain After Fees and Expenses				$2,959
Total Annual Fees & Expenses					$2,728

Old Mutual Growth Fund

Morningstar Category: Mid-Cap Growth

Sub-Advisers: Munder Capital Management and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-cap companies with favorable growth prospects. While the Fund may invest in both small and mid-cap companies, the Fund primarily invests in mid-cap companies. Equity securities in which the Fund may invest include common stocks and preferred stocks.

[On side panel: Diversified Investment Company

A diversified investment company is a mutual fund that has 75% of its assets invested in securities or cash with a maximum of 5% of assets invested in the securities of a single company, and a maximum holding of 10% of a company’s voting securities.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Small and Mid-Cap Company Risk. The Fund primarily invests in mid-cap companies, and to a lesser extent, small-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	7.41%
2005	10.93%

*	The inception date of the Old Mutual Growth Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 8.72%.

BEST QUARTER:	Q4 2004	14.83%

WORST QUARTER:	Q3 2004	-9.06%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell Mid-Cap Growth Index and S&P MidCap 400 Index. The unmanaged Russell Mid-Cap Growth Index measures the performance of those securities in the Russell Mid-Cap Index with greater than average growth characteristics. The S&P MidCap 400 Index is a widely recognized, unmanaged mid-cap index of 400 domestic stocks chosen for their market capitalization, liquidity and industry group representations. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/30/03)
Growth Fund - Class A
Returns Before Taxes	4.53%	N/A	8.40%

Growth Fund - Class A
After Taxes on Distributions	4.53%	N/A	8.40%

Growth Fund - Class A
After Taxes on Distributions
and Sale of Fund Shares	2.95%	N/A	7.19%

Growth Fund - Class C
Returns Before Taxes	9.08%	N/A	10.45%

Russell Mid-Cap Growth Index (Reflects No Deduction for Fees, Expenses or Taxes)	12.10%	N/A	18.18%

S&P MidCap 400 Index
(Reflects No Deduction for Fees,
Expenses or Taxes)	12.55%	N/A	19.15%

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.825%(3)	0.825%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.42%(3)	0.42%(3)
Total Other Expenses	0.67%	0.67%
Total Annual Operating Expenses	1.50%	2.25%
Expense (Reduction)/Recoupment	-0.15%	-0.15%
Net Annual Operating Expenses	1.35%(4)	2.10%(4)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.35% and 2.10% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.35% and 2.10% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$705	$978	$1,304	$2,225
Class C	$313	$658	$1,162	$2,548

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$213	$658	$1,162	$2,548

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.35%	-2.31%	$9,769	$705
2	10.25%	1.35%	1.26%	$10,126	$134
3	15.76%	1.35%	4.95%	$10,495	$139
4	21.55%	1.50%	8.62%	$10,863	$160
5	27.63%	1.50%	12.43%	$11,243	$166
6	34.01%	1.50%	16.36%	$11,636	$172
7	40.71%	1.50%	20.43%	$12,043	$178
8	47.75%	1.50%	24.65%	$12,465	$184
9	55.13%	1.50%	29.01%	$12,901	$190
10	62.89%	1.50%	33.53%	$13,353	$197
Total Gain After Fees and Expenses				$3,353

Total Annual Fees & Expenses	$2,225

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.10%	2.90%	$10,290	$213
2	10.25%	2.10%	5.88%	$10,588	$219
3	15.76%	2.10%	8.95%	$10,895	$226
4	21.55%	2.25%	11.95%	$11,195	$249
5	27.63%	2.25%	15.03%	$11,503	$255
6	34.01%	2.25%	18.19%	$11,819	$262
7	40.71%	2.25%	21.44%	$12,144	$270
8	47.75%	2.25%	24.78%	$12,478	$277
9	55.13%	2.25%	28.21%	$12,821	$285
10	62.89%	2.25%	31.74%	$13,174	$292
Total Gain After Fees and Expenses				$3,174
Total Annual Fees & Expenses					$2,548

Old Mutual Heitman REIT Fund

Morningstar Category: Specialty – Real Estate	Sub-Adviser: Heitman Real Estate Securities, LLC

INVESTMENT APPROACH

The Fund seeks to provide investors with a high total return consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts (“REITs”). Heitman, the Fund’s Sub-Adviser, considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: REITs

A REIT is a separately managed trust that makes investments in various real estate businesses. A REIT is generally not taxed on income distributed to its shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain real estate related industries, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. Real estate industries are particularly sensitive to the following economic factors: interest rate changes or market recessions; over-building in one particular area, changes in zoning laws, or changes in neighborhood values; increases in property taxes; casualty and condemnation losses; and regulatory limitations on rents.

REITs Risk. REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	34.64%
2005	12.06%

*	The inception date of Old Mutual Heitman REIT Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 13.58%.

BEST QUARTER:	Q4 2004	16.04%

WORST QUARTER:	Q1 2005	-7.20%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Dow Jones Wilshire Real Estate Securities Index and the S&P 500 Index. The Dow Jones Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities, including REITs, real estate operating companies and partnerships. The S&P 500 Index is a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/30/03)
Heitman REIT Fund - Class A
Returns Before Taxes	5.60%	N/A	21.21%

Heitman REIT Fund - Class A
After Taxes on Distributions	2.91%	N/A	18.18%

Heitman REIT Fund - Class A*
After Taxes on Distributions
and Sale of Fund Shares	5.30%	N/A	17.02%

Heitman REIT Fund - Class C
Returns Before Taxes	10.24%	N/A	23.52%

Dow Jones Wilshire Real Estate Securities Index (float adjusted)
(Reflects No Deduction for
Fees, Expenses or Taxes)	13.83%	N/A	25.81%

S&P 500 Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	4.91%	N/A	12.53%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%(3)	0.90%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.36%(3)	0.36%(3)
Total Other Expenses	0.61%	0.61%
Total Annual Operating Expenses	1.51%	2.26%
Expense (Reduction)/Recoupment	-0.01%	-0.01%
Net Annual Operating Expenses	1.50%(4)	2.25%(4)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and 2.25% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,022	$1,349	$2,271
Class C	$328	$703	$1,207	$2,592

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$703	$1,207	$2,592

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	-2.45%	$9,755	$719
2	10.25%	1.50%	0.96%	$10,096	$149
3	15.76%	1.50%	4.50%	$10,450	$154
4	21.55%	1.51%	8.14%	$10,814	$161
5	27.63%	1.51%	11.92%	$11,192	$166

6	34.01%	1.51%	15.82%	$11,582	$172
7	40.71%	1.51%	19.87%	$11,987	$178
8	47.75%	1.51%	24.05%	$12,404	$184
9	55.13%	1.51%	28.38%	$12,837	$191
10	62.89%	1.51%	32.86%	$13,286	$197
Total Gain After Fees and Expenses				$3,286
Total Annual Fees & Expenses					$2,271

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.25%	2.75%	$10,275	$228
2	10.25%	2.25%	5.58%	$10,558	$234
3	15.76%	2.25%	8.48%	$10,848	$241
4	21.55%	2.26%	11.45%	$11,145	$249
5	27.63%	2.26%	14.51%	$11,450	$255
6	34.01%	2.26%	17.64%	$11,764	$262
7	40.71%	2.26%	20.87%	$12,087	$270
8	47.75%	2.26%	24.18%	$12,418	$277
9	55.13%	2.26%	27.58%	$12,758	$284
10	62.89%	2.26%	31.08%	$13,108	$292
Total Gain After Fees and Expenses				$3,108
Total Annual Fees & Expenses					$2,592

Old Mutual Large Cap Fund

Morningstar Category: Large Value	Sub-Adviser: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. Current income is a secondary objective. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	6.54%
2005	1.68%

*	The inception date of the Old Mutual Large Cap Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 2.42%.

BEST QUARTER:	Q4 2004	8.53%

WORST QUARTER:	Q1 2005	-4.11%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

	Past	Past	Since Inception
	1 Year	5 Years	(9/30/03)
Large Cap Fund - Class A
Returns Before Taxes	-4.16%	N/A	4.97%

Large Cap Fund - Class A
After Taxes on Distributions	-4.27%	N/A	4.78%

Large Cap Fund - Class A*
After Taxes on Distributions and
Sale of Fund Shares	-2.70%	N/A	4.20%

Large Cap Fund - Class C
Returns Before Taxes	-0.05%	N/A	6.98%

S&P 500 Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	4.91%	N/A	12.53%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%(3)	0.75%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.49%(3)	0.49%(3)
Total Other Expenses	0.74%	0.74%
Total Annual Operating Expenses	1.49%	2.24%
Expense (Reduction)/Recoupment	-0.09%	-0.09%
Net Annual Operating Expenses	1.40%(4)	2.15%(4)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.40% and 2.15% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.40% and 2.15% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual

Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$992	$1,315	$2,227
Class C	$318	$673	$1,174	$2,552

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$218	$673	$1,174	$2,552

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on its returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.40%	-2.36%	$9,764	$709
2	10.25%	1.40%	1.16%	$10,116	$139
3	15.76%	1.40%	4.80%	$10,480	$144

4	21.55%	1.49%	8.48%	$10,848	$159
5	27.63%	1.49%	12.29%	$11,229	$164
6	34.01%	1.49%	16.23%	$11,623	$170
7	40.71%	1.49%	20.31%	$12,031	$176
8	47.75%	1.49%	24.53%	$12,453	$182
9	55.13%	1.49%	28.90%	$12,890	$189
10	62.89%	1.49%	33.42%	$13,342	$195
Total Gain After Fees and Expenses				$3,342
Total Annual Fees & Expenses					$2,227

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.15%	2.85%	$10,285	$218
2	10.25%	2.15%	5.78%	$10,578	$224
3	15.76%	2.15%	8.80%	$10,880	$231
4	21.55%	2.24%	11.80%	$11,180	$247
5	27.63%	2.24%	14.88%	$11,488	$254
6	34.01%	2.24%	18.06%	$11,806	$261
7	40.71%	2.24%	21.31%	$12,131	$268
8	47.75%	2.24%	24.66%	$12,466	$275
9	55.13%	2.24%	28.10%	$12,810	$283
10	62.89%	2.24%	31.64%	$13,164	$291
Total Gain After Fees and Expenses				$3,164
Total Annual Fees & Expenses					$2,552

Old Mutual Large Cap Growth Fund

Morningstar Category: Large Growth

Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	8.45%
2005	4.16%

*	The inception date of the Old Mutual Large Cap Growth Fund’s Class A shares was July, 31, 2003

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 4.09%.

BEST QUARTER:	Q4 2004	9.94%

WORST QUARTER:	Q1 2005	-8.56%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/03)
Large Cap Growth Fund -- Class A
Returns Before Taxes	-1.85%	N/A	6.96%

Large Cap Growth Fund -- Class A
After Taxes on Distributions	-1.85%	N/A	6.96%

Large Cap Growth Fund -- Class A*
After Taxes on Distributions and
Sale of Fund Shares	-1.20%	N/A	5.96%

Large Cap Growth Fund -- Class C
Returns Before Taxes	2.38%	N/A	8.79%
Russell 1000® Growth Index
Reflects No Deduction for Fees,
Expenses or Taxes)	5.26%	N/A	9.92%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%(3)	0.85%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.48%(3)	0.48%(3)
Total Other Expenses	0.73%	0.73%
Total Annual Operating Expenses	1.58%	2.33%
Expense (Reduction)/Recoupment	-0.08%	-0.08%
Net Annual Operating Expenses	1.50%(4)	2.25%(4)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The

“Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and 2.25% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,022	$1,364	$2,326
Class C	$328	$703	$1,222	$2,646

Your would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$703	$1,222	$2,646

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

Initial Hypothetical $10,000 Investment	5% Assumed Rate of Return

Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	-2.45%	$9,755	$719
2	10.25%	1.50%	0.96%	$10,096	$149
3	15.76%	1.50%	4.50%	$10,450	$154
4	21.55%	1.58%	8.07%	$10,807	$168
5	27.63%	1.58%	11.77%	$11,177	$174
6	34.01%	1.58%	15.59%	$11,559	$180
7	40.71%	1.58%	19.54%	$11,954	$186
8	47.75%	1.58%	23.63%	$12,363	$192
9	55.13%	1.58%	27.86%	$12,785	$199
10	62.89%	1.58%	32.23%	$13,223	$205
Total Gain After Fees and Expenses				$3,223
Total Annual Fees & Expenses					$2,326

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.25%	2.75%	$10,275	$228
2	10.25%	2.25%	5.58%	$10,558	$234
3	15.76%	2.25%	8.48%	$10,848	$241
4	21.55%	2.33%	11.38%	$11,138	$256
5	27.63%	2.33%	14.35%	$11,435	$263
6	34.01%	2.33%	17.40%	$11,740	$270
7	40.71%	2.33%	20.54%	$12,054	$277
8	47.75%	2.33%	23.76%	$12,376	$285
9	55.13%	2.33%	27.06%	$12,706	$292
10	62.89%	2.33%	30.45%	$13,045	$300
Total Gain After Fees and Expenses				$3,045
Total Annual Fees & Expenses					$2,646

Old Mutual Large Cap Growth Concentrated Fund

Morningstar Category: Large Growth

Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. Each Sub-Adviser will invest the portion of the Fund it manages in not more than 40 large-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Fund Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified funds.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	7.14%
2005	5.09%

*	The inception date of Old Mutual Large Cap Growth Concentrated Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 5.69%.

BEST QUARTER:	Q4 2004	10.11%

WORST QUARTER:	Q1 2005	-12.14%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

	Past	Past	Since Inception
	1 Year	5 Years	(9/30/03)
Large Cap Growth Concentrated Fund - Class A
Returns Before Taxes	-0.95%	N/A	7.77%

Large Cap Growth Concentrated Fund - Class A
After Taxes on Distributions	-0.95%	N/A	7.77%

Large Cap Growth Concentrated Fund - Class A*
After Taxes on Distributions and
Sale of Fund Shares	-0.62%	N/A	6.65%

Large Cap Growth Concentrated Fund - Class C
Returns Before Taxes	3.32%	N/A	9.81%

Russell 1000® Growth Index
Reflects No Deduction for Fees,
Expenses or Taxes)	5.26%	N/A	10.02%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%(3)	0.90%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.49%(3)	0.49% (3)
Total Other Expenses	0.74%	0.74%
Total Annual Operating Expenses	1.64%	2.39%
Expense (Reduction)/Recoupment	-0.14%	-0.14%
Net Annual Operating Expenses	1.50%(4)	2.25%(4)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and 2.25% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,022	$1,376	$2,371
Class C	$328	$703	$1,236	$2,694

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$703	$1,236	$2,694

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	-2.45%	$9,755	$719
2	10.25%	1.50%	0.96%	$10,096	$149
3	15.76%	1.50%	4.50%	$10,450	$154
4	21.55%	1.64%	8.01%	$10,800	$174
5	27.63%	1.64%	11.64%	$11,164	$180
6	34.01%	1.64%	15.39%	$11,539	$186
7	40.71%	1.64%	19.26%	$11,926	$192
8	47.75%	1.64%	23.27%	$12,327	$199
9	55.13%	1.64%	27.41%	$12,741	$206
10	62.89%	1.64%	31.70%	$13,170	$212
Total Gain After Fees and Expenses				$3,170
Total Annual Fees & Expenses					$2,371

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.25%	2.75%	$10,275	$228
2	10.25%	2.25%	5.58%	$10,558	$234
3	15.76%	2.25%	8.48%	$10,848	$241
4	21.55%	2.39%	11.31%	$11,131	$263
5	27.63%	2.39%	14.22%	$11,422	$270
6	34.01%	2.39%	17.20%	$11,720	$277
7	40.71%	2.39%	20.26%	$12,026	$284
8	47.75%	2.39%	23.39%	$12,339	$291
9	55.13%	2.39%	26.61%	$12,661	$299
10	62.89%	2.39%	29.92%	$12,992	$307

Total Gain After Fees and Expenses	$2,992
Total Annual Fees & Expenses		$2,694

Old Mutual Mid-Cap Fund

Morningstar Category: Mid-Cap Blend	Sub-Adviser: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Small and Mid-Cap Company Risk. The Fund primarily invests in mid-cap companies and also may invest in small-cap companies. While small-cap companies, and to an extent mid-cap companies, may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	17.74%
2005	6.20%

*	The inception date of Old Mutual Mid-Cap Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 6.92%.

BEST QUARTER:	Q4 2004	15.06%

WORST QUARTER:	Q1 2005	-3.14%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the S&P MidCap 400 Index, a widely recognized unmanaged index that measures the performance of 400 mid-cap stocks. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

	Past	Past	Since Inception
	1 Year	5 Years	(7/31/03)
Mid-Cap Fund - Class A
Returns Before Taxes	0.07%	N/A	14.44%

Mid-Cap Fund - Class A
After Taxes on Distributions	-1.82%	N/A	12.80%

Mid-Cap Fund - Class A*
After Taxes on Distributions and
Sale of Fund Shares	0.90%	N/A	11.91%

Mid-Cap Fund - Class C
Returns Before Taxes	4.47%	N/A	16.45%

S&P MidCap 400 Index
Reflects No Deduction for
Fees, Expenses or Taxes)	12.55%	N/A	19.13%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(3)	0.95%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.40%(3)	0.40%(3)
Total Other Expenses	0.65%	0.65%
Total Annual Operating Expenses	1.60%	2.35%
Expense (Reduction)/Recoupment	-0.15%	-0.15%
Net Annual Operating Expenses	1.45%(4)	2.20%(4)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.45% and 2.20% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.45% and 2.20% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$714	$1,007	$1,353	$2,327
Class C	$323	$688	$1,212	$2,650

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$223	$688	$1,212	$2,650

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

Initial Hypothetical $10,000 Investment	5% Assumed Rate of Return

Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.45%	-2.40%	$9,760	$714
2	10.25%	1.45%	1.06%	$10,106	$144
3	15.76%	1.45%	4.65%	$10,465	$149
4	21.55%	1.60%	8.21%	$10,821	$170
5	27.63%	1.60%	11.89%	$11,189	$176
6	34.01%	1.60%	15.69%	$11,569	$182
7	40.71%	1.60%	19.62%	$11,962	$188
8	47.75%	1.60%	23.69%	$12,369	$195
9	55.13%	1.60%	27.90%	$12,790	$201
10	62.89%	1.60%	32.24%	$13,224	$208
Total Gain After Fees and Expenses				$3,224
Total Annual Fees & Expenses					$2,327

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.20%	2.80%	$10,280	$223
2	10.25%	2.20%	5.68%	$10,568	$229
3	15.76%	2.20%	8.64%	$10,864	$236
4	21.55%	2.35%	11.52%	$11,152	$259
5	27.63%	2.35%	14.47%	$11,447	$265
6	34.01%	2.35%	17.50%	$11,751	$273
7	40.71%	2.35%	20.62%	$12,062	$280
8	47.75%	2.35%	23.82%	$12,382	$287
9	55.13%	2.35%	27.10%	$12,710	$295
10	62.89%	2.35%	30.46%	$13,046	$303
Total Gain After Fees and Expenses				$3,046
Total Annual Fees & Expenses					$2,650

Old Mutual Select Growth Fund

Morningstar Category: Large Growth

Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified Fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with favorable growth prospects. Each Sub-Adviser will invest its portion of the Fund in not more than 40 companies. While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Fund Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified funds.

Small and Mid-Cap Company Risk. The Fund may invest in small-cap or mid-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	6.44%
2005	3.99%

*	The inception date of the Old Mutual Select Growth Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 5.47%.

BEST QUARTER:	Q4 2004	13.02%

WORST QUARTER:	Q1 2005	-10.94%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 3000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/30/03)
Select Growth Fund -- Class A
Returns Before Taxes	-1.99%	N/A	5.38%

Select Growth Fund -- Class A
After Taxes on Distributions	-1.99%	N/A	5.38%

Select Growth Fund -- Class A*
After Taxes on Distributions and
Sales of Fund Shares	-1.29%	N/A	4.59%

Select Growth Fund -- Class C
Returns Before Taxes	2.21%	N/A	7.39%

Russell 3000® Growth Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	5.17%	N/A	10.34%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%(3)	0.90%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.56%(3)	0.56%(3)
Total Other Expenses	0.81%	0.81%
Total Annual Operating Expenses	1.71%	2.46%
Expense (Reduction)/Recoupment	-0.21%	-0.21%
Net Annual Operating Expenses	1.50%(4)	2.25%(4)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and 2.25% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,022	$1,392	$2,428
Class C	$328	$703	$1,250	$2,744

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$703	$1,250	$2,744

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	-2.45%	$9,755	$719
2	10.25%	1.50%	0.96%	$10,096	$149
3	15.76%	1.50%	4.50%	$10,450	$154
4	21.55%	1.71%	7.93%	$10,793	$182
5	27.63%	1.71%	11.49%	$11,149	$188
6	34.01%	1.71%	15.15%	$11,515	$194
7	40.71%	1.71%	18.94%	$11,894	$200
8	47.75%	1.71%	22.86%	$12,286	$207
9	55.13%	1.71%	26.90%	$12,690	$214
10	62.89%	1.71%	31.07%	$13,107	$221
Total Gain After Fees and Expenses				$3,107

Total Annual Fees & Expenses	$2,428

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.25%	2.75%	$10,275	$228
2	10.25%	2.25%	5.58%	$10,558	$234
3	15.76%	2.25%	8.48%	$10,848	$241
4	21.55%	2.46%	11.23%	$11,123	$270
5	27.63%	2.46%	14.06%	$11,406	$277
6	34.01%	2.46%	16.96%	$11,696	$284
7	40.71%	2.46%	19.93%	$11,993	$291
8	47.75%	2.46%	22.97%	$12,297	$299
9	55.13%	2.46%	26.10%	$12,610	$306
10	62.89%	2.46%	29.30%	$12,930	$314
Total Gain After Fees and Expenses				$2,930
Total Annual Fees & Expenses					$2,744

Old Mutual Small Cap Fund

Morningstar Category: Small Blend

Sub-Advisers: Eagle Asset Management, Inc. and Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

[On side panel: Liquidity Risk

Liquidity risk is the potential for loss because of the inability to convert a security to cash in a timely manner and without any price discount.]

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. As of January 1, 2006, certain of the Fund’s assets began to be managed by a Sub-

Adviser different than the Fund’s former adviser, and the Fund’s former adviser became a Sub-Adviser to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	15.30%
2005	1.78%

*	The inception date of the Old Mutual Small Cap Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 8.92%.

BEST QUARTER:	Q4 2004	16.37%

WORST QUARTER:	Q3 2004	-3.50%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small-cap stocks. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

	Past	Past	Since Inception
	1 Year	5 Years	(9/30/03)
Small Cap Fund - Class A
Returns Before Taxes	-4.07%	N/A	11.71%

Small Cap Fund - Class A
After Taxes on Distributions	-4.07%	N/A	11.71%

Small Cap Fund - Class A*
After Taxes on Distributions and
Sale of Fund Shares	-2.65%	N/A	10.05%

Small Cap Fund - Class C
Returns Before Taxes	0.03%	N/A	13.82%

Russell 2000® Index
(Reflects No Deduction for	4.55%	N/A	16.81%
Fees, Expenses or Taxes)

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%(3)	1.00%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.55%(3)	0.55%(3)
Total Other Expenses	0.80%	0.80%
Total Annual Operating Expenses	1.80%	2.55%
Expense (Reduction)/Recoupment	-0.30%	-0.30%
Net Annual Operating Expenses	1.50%(4)	2.25%(4)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and 2.25% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,022	$1,410	$2,495
Class C	$328	$703	$1,270	$2,813

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$703	$1,270	$2,813

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	-2.45%	$9,755	$719
2	10.25%	1.50%	0.96%	$10,096	$149
3	15.76%	1.50%	4.50%	$10,450	$154
4	21.55%	1.80%	7.84%	$10,784	$191
5	27.63%	1.80%	11.29%	$11,129	$197
6	34.01%	1.80%	14.85%	$11,485	$204
7	40.71%	1.80%	18.53%	$11,853	$210
8	47.75%	1.80%	22.32%	$12,232	$217
9	55.13%	1.80%	26.24%	$12,624	$224
10	62.89%	1.80%	30.27%	$13,027	$231
Total Gain After Fees and Expenses				$3,027

Total Annual Fees & Expenses	$2,495

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.25%	2.75%	$10,275	$228
2	10.25%	2.25%	5.58%	$10,558	$234
3	15.76%	2.25%	8.48%	$10,848	$241
4	21.55%	2.55%	11.14%	$11,114	$280
5	27.63%	2.55%	13.86%	$11,386	$287
6	34.01%	2.55%	16.65%	$11,665	$294
7	40.71%	2.55%	19.51%	$11,951	$301
8	47.75%	2.55%	22.43%	$12,243	$308
9	55.13%	2.55%	25.43%	$12,543	$316
10	62.89%	2.55%	28.51%	$12,851	$324
Total Gain After Fees and Expenses				$2,851
Total Annual Fees & Expenses					$2,813

Old Mutual Strategic Small Company Fund

Morningstar Category: Small Growth

Sub-Advisers:	Copper Rock Capital Partners, LLC; Eagle Asset Management, Inc.; and Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies. The Fund’s investments are allocated between companies with growth prospects, companies with value characteristics, and companies that may have growth and value characteristics. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. As of January 1, 2006, certain of the Fund’s assets began to be managed by Sub-Advisers different than the Fund’s former adviser, and the Fund’s former adviser became a Sub-Adviser to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	10.92%
2005	5.56%

.

*	The inception date of the Old Mutual Strategic Small Company Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 9.84%.

BEST QUARTER:	Q4 2004	17.84%

WORST QUARTER:	Q3 2004	-6.84%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small-cap stocks. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

	Past	Past	Since Inception
	1 Year	5 Years	(7/31/03)
Strategic Small Company Fund - Class A
Returns Before Taxes	-0.51%	N/A	10.28%

Strategic Small Company Fund - Class A
After Taxes on Distributions	-0.51%	N/A	10.28%

Strategic Small Company Fund - Class A*
After Taxes on Distributions and
Sale of Fund Shares	-0.33%	N/A	8.83%

Strategic Small Company Fund - Class C
Returns Before Taxes	3.74%	N/A	12.17%

Russell 2000® Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	4.55%	N/A	16.82%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(3)	0.95%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.59%(3)	0.59%(3)
Total Other Expenses	0.84%	0.84%
Total Annual Operating Expenses	1.79%	2.54%
Expense (Reduction)/Recoupment	-0.19%	-0.19%
Net Annual Operating Expenses	1.60%(4)	2.35%(4)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.60% and 2.35% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.60% and 2.35% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$728	$1,051	$1,436	$2,512
Class C	$338	$733	$1,297	$2,830

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$238	$733	$1,297	$2,830

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assumes the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.60%	-2.55%	$9,745	$728
2	10.25%	1.60%	0.77%	$10,077	$159
3	15.76%	1.60%	4.19%	$10,419	$164
4	21.55%	1.79%	7.54%	$10,754	$189
5	27.63%	1.79%	10.99%	$11,099	$196
6	34.01%	1.79%	14.55%	$11,455	$202
7	40.71%	1.79%	18.23%	$11,823	$208
8	47.75%	1.79%	22.03%	$12,203	$215
9	55.13%	1.79%	25.94%	$12,594	$222
10	62.89%	1.79%	29.99%	$12,999	$229
Total Gain After Fees and Expenses				$2,999
Total Annual Fees & Expenses					$2,512

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.35%	2.65%	$10,265	$238
2	10.25%	2.35%	5.37%	$10,537	$244
3	15.76%	2.35%	8.16%	$10,816	$251
4	21.55%	2.54%	10.82%	$11,083	$278
5	27.63%	2.54%	13.55%	$11,355	$285
6	34.01%	2.54%	16.34%	$11,635	$292
7	40.71%	2.54%	19.20%	$11,920	$299
8	47.75%	2.54%	22.14%	$12,214	$306
9	55.13%	2.54%	25.14%	$12,514	$314

10	62.89%	2.54%	28.22%	$12,822	$322
Total Gain After Fees and Expenses				$2,822
Total Annual Fees & Expenses					$2,830

Old Mutual TS&W Small Cap Value Fund

Morningstar Category: Small Blend	Sub-Adviser: Thomson, Siegel & Walmsley, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics. The securities held in the Fund are primarily common stocks that TS&W, the Fund’s Sub-Adviser, believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Value Fund

A value fund is a mutual fund that emphasizes stocks with prices typically that are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

Fund Closed to New Investors

Effective December 31, 2004 (“Closing Day”), the TS&W Small Cap Value Fund closed to new investors. Only the following investments into the Fund will be accepted: additional investments and/or exchanges made by persons who already owned shares of the Fund as of the Closing Day; new and subsequent investment made by directors, officers and employees of the Fund’s Adviser and its affiliates; and new and subsequent investments made by participants in pension plans, provided that the pension plan owned shares of the Fund as of the Closing Day.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	30.22%
2005	8.14%
*	The inception date of the Old Mutual TS&W Small Cap Value Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 13.58%.

BEST QUARTER:	Q4 2004	15.18%

WORST QUARTER:	Q4 2005	-1.66%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 2000® Value Index, a widely recognized, unmanaged index that tracks the performance of the 2,000 small-cap companies in the Russell 2000® Value Index with lower price-to-book ratios and lower forecasted growth values. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/03)
TS&W Small Cap Value Fund - Class A
Returns Before Taxes	1.94%	N/A	21.88%

TS&W Small Cap Value Fund - Class A
After Taxes on Distributions	0.21%	N/A	20.76%

TS&W Small Cap Value Fund - Class A*
After Taxes on Distributions and Sale
of Fund Shares	2.78%	N/A	18.69%

TS&W Small Cap Value Fund - Class C
Returns Before Taxes	6.40%	N/A	23.97%

Russell 2000(R) Value Index
Reflects No Deduction for Fees,
Expenses or Taxes)	4.71%	N/A	19.38%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.10%(3)	1.10%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.37%(3)	0.37%(3)
Total Other Expenses	0.62%	0.62%
Total Annual Operating Expenses	1.72%	2.47%
Expense (Reduction)/Recoupment	-0.17%	-0.17%
Net Annual Operating Expenses	1.55%(4)	2.30%(4)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.55% and 2.30% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.55% and 2.30% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$724	$1,036	$1,407	$2,446
Class C	$333	$718	$1,267	$2,765

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$233	$718	$1,267	$2,765

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.55%	-2.50%	$9,750	$724
2	10.25%	1.55%	0.87%	$10,087	$154
3	15.76%	1.55%	4.35%	$10,435	$159
4	21.55%	1.72%	7.77%	$10,777	$182
5	27.63%	1.72%	11.30%	$11,130	$188

6	34.01%	1.72%	14.95%	$11,495	$195
7	40.71%	1.72%	18.72%	$11,872	$201
8	47.75%	1.72%	22.62%	$12,262	$208
9	55.13%	1.72%	26.64%	$12,664	$214
10	62.89%	1.72%	30.79%	$13,079	$221
Total Gain After Fees and Expenses				$3,079
Total Annual Fees & Expenses					$2,446

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.30%	2.70%	$10,270	$233
2	10.25%	2.30%	5.47%	$10,547	$239
3	15.76%	2.30%	8.32%	$10,832	$246
4	21.55%	2.47%	11.06%	$11,106	$271
5	27.63%	2.47%	13.87%	$11,387	$278
6	34.01%	2.47%	16.75%	$11,675	$285
7	40.71%	2.47%	19.71%	$11,971	$292
8	47.75%	2.47%	22.73%	$12,273	$299
9	55.13%	2.47%	25.84%	$12,584	$307
10	62.89%	2.47%	29.02%	$12,902	$315
Total Gain After Fees and Expenses				$2,902
Total Annual Fees & Expenses					$2,765

Old Mutual Dwight Intermediate Fixed Income Fund

Morningstar Category: Intermediate-Term Bond	Sub-Advisers: Dwight Asset Management Company

INVESTMENT APPROACH

The Fund seeks to provide investors with a high level of current income consistent with relative stability of principal. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The Fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The Fund may also invest in derivative instruments such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The Fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers Intermediate Aggregate Bond Index. The Fund’s dollar weighted average maturity will typically be between 3 and 10 years.

[On side panel: Bonds and Maturity

A bond is an IOU (debt security) issued by a government or corporation that pays a stated rate of interest and returns the face value on the maturity date. Maturity is the length of time until a bond or other debt instrument “matures” or becomes due and payable.

Duration

Duration is a measure that enables fixed income securities of different maturities and coupon rates to be compared. Duration measures the expected life of a fixed income security and is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in the interest rate.

Dollar Rolls

Dollar rolls are a special type of repurchase agreement in which the security transferred to the investor as collateral is a mortgage-backed security. The investor who sells the security gives up the cash flows during the roll period, but has use of the proceeds.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Securities issued by certain U.S. government agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Tennessee Valley Authority, are not supported by the full faith and credit of the U.S. Treasury, but only by their ability to borrow from the Treasury, other forms of governmental support, or by their own credit. Therefore, these securities have greater credit risk than Treasury securities.

Interest Rate Risk. When interest rates change, the value of the Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the user or a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	4.91%
2005	2.43%

*	The inception date of the Old Mutual Dwight Intermediate Fixed Income Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was -0.20%.

BEST QUARTER	Q3 2004	2.14%

WORST QUARTER	Q1 2005	-0.21%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Lehman Intermediate U.S. Aggregate Bond Index, a widely recognized, unmanaged index of fixed income securities with medium term durations. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

	Past	Past	Since Inception
	1 Year	5 Years	(7/31/03)
Dwight Intermediate Fixed Income Fund - Class A
Returns Before Taxes	-2.43%	N/A	2.92%

Dwight Intermediate Fixed Income Fund - Class A
After Taxes on Distributions	-3.69%	N/A	1.32%

Dwight Intermediate Fixed Income Fund - Class A*
After Taxes on Distributions and
Sale of Fund Shares	-1.56%	N/A	1.56%

Dwight Intermediate Fixed Income Fund - Class C
Returns Before Taxes	0.68%	N/A	4.24%

Lehman Intermediate U.S. Aggregate Bond Index
(Reflects No Deduction for Fees,
Expenses or Taxes)	2.01%	N/A	3.66%

*

When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	4.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(3)	0.45%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	1.24%(3)	1.24%(3)
Total Other Expenses	1.49%	1.49%
Total Annual Operating Expenses	1.94%	2.69%
Expense (Reduction)/Recoupment	-0.84%	-0.84%
Net Annual Operating Expenses	1.10%(4)	1.85%(4)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.10% and 1.85% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.10% and 1.85% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$582	$808	$1,235	$2,423
Class C	$288	$582	$1,187	$2,824

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$188	$582	$1,187	$2,824

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.10%	-1.04%	$9,896	$582
2	10.25%	1.10%	2.82%	$10,282	$111
3	15.76%	1.10%	6.83%	$10,683	$115
4	21.55%	1.94%	10.10%	$11,010	$210
5	27.63%	1.94%	13.47%	$11,347	$217

6	34.01%	1.94%	16.95%	$11,695	$224
7	40.71%	1.94%	20.52%	$12,052	$230
8	47.75%	1.94%	24.21%	$12,421	$237
9	55.13%	1.94%	28.01%	$12,801	$245
10	62.89%	1.94%	31.93%	$13,193	$252
Total Gain After Fees and Expenses				$3,193
Total Annual Fees & Expenses					$2,423

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.85%	3.15%	$10,315	$188
2	10.25%	1.85%	6.40%	$10,640	$194
3	15.76%	1.85%	9.75%	$10,975	$200
4	21.55%	2.69%	12.29%	$11,229	$299
5	27.63%	2.69%	14.88%	$11,488	$306
6	34.01%	2.69%	17.53%	$11,753	$313
7	40.71%	2.69%	20.25%	$12,024	$320
8	47.75%	2.69%	23.03%	$12,303	$327
9	55.13%	2.69%	25.87%	$12,587	$335
10	62.89%	2.69%	28.78%	$12,878	$342
Total Gain After Fees and Expenses				$2,878
Total Annual Fees & Expenses					$2,824

Old Mutual Dwight Short Term Fixed Income Fund

Morningstar Category: Short-Term Bond	Sub-Advisers: Dwight Asset Management Company

INVESTMENT APPROACH

The Fund seeks to provide investors with a high level of current income consistent with maintaining a relatively high degree of stability of shareholders’ capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations of the U.S. Government and in investment grade debt securities rated AAA by Standard & Poor’s (“S&P”), Aaa by Moody’s Investor Service, Inc. (“Moody’s”) or deemed equivalent by Dwight, the Fund’s Sub-Adviser. The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities rated between AA and BBB by S&P or Aa and Baa by Moody’s, or deemed equivalent by Dwight.

U.S. government obligations include Treasury bills, notes, and bonds and Government National Mortgage Association (“Ginnie Mae”) pass-through securities, which are supported by the full faith and credit of the U.S. Treasury, as well as obligations and instrumentalities of the U.S. government which may not be supported by the full faith and credit of the U.S. Treasury. Other debt securities in which the Fund may invest include income producing securities such as U.S. corporate bonds, mortgage- and asset-backed securities, and bonds of dollar denominated foreign issuers.

The weighted average maturity of the Fund will vary depending on an evaluation of market conditions, patterns and trends by the Fund’s Sub-Adviser, but will typically be less than 3 years. There are no limitations on the maturity of any individual issues in the Fund.

[On side panel: Credit Ratings

Many debt securities are assigned credit ratings by agencies such as S&P or Moody’s that evaluate the quality of publicly offered debt. The four highest ratings of Moody's and S&P for corporate bonds are Aaa, Aa, A and Baa and AAA, AA, A and BBB. Securities with these credit ratings are generally considered investment grade. Lower rated securities, rated BB or Ba or lower are called “high yield” securities or “junk bonds.”]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Securities issued by certain U.S. government agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Tennessee Valley Authority, are not supported by the full faith and credit of the U.S. Treasury, but only by their ability to borrow from the Treasury, other forms of governmental support, or by their own credit. Therefore, these securities have greater credit risk than Treasury securities.

Interest Rate Risk. When interest rates change, the value of the Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. On October 1, 2004, the Fund’s shareholders approved a change in the Fund’s investment goal and the Fund’s investment strategy was changed accordingly. The performance information prior to October 1, 2004 is the performance of the Fund’s previous strategy, which was to seek to provide investors with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable NAV per share. The Fund’s performance prior to October 1, 2004 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class A Shares*

2004	1.63%
2005	1.85%

*	The inception date of the Old Mutual Dwight Short Term Fixed Income Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2006 was 0.49%.

BEST QUARTER:	Q2 2005	1.15%

WORST QUARTER:	Q4 2004	-0.08%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Merrill Lynch 1-3 Year U.S. Treasuries Index, an unmanaged performance benchmark including all U.S. Treasury and agency securities with maturities greater than or equal to one year and less than three years. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2005

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/03)
Dwight Short Term Fixed Income Fund - Class A
Returns Before Taxes	-2.96%	N/A	-0.08%

Dwight Short Term Fixed Income Fund - Class A
After Taxes on Distributions	-3.86%	N/A	-1.01%

Dwight Short Term Fixed Income Fund - Class A*
After Taxes on Distributions and
Sale of Fund Shares	-1.93%	N/A	-0.58%

Dwight Short Term Fixed Income Fund - Class C
Returns Before Taxes	0.35%	N/A	1.45%

Merrill Lynch 1-3 Year U.S. Treasuries Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	1.67%	N/A	1.53%

*

When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	4.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(3)	0.45%(3)
Distribution (12b-1) Fees	Not Applicable	0.50%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.43%(3)	0.43%(3)
Total Other Expenses	0.68%	0.68%
Total Annual Operating Expenses	1.13%	1.63%
Expense (Reduction)/Recoupment	-0.18%	-0.18%
Net Annual Operating Expenses	0.95%(4)	1.45%(4)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.95% and 1.45% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 0.95% and 1.45% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$567	$763	$1,015	$1,736
Class C	$248	$459	$833	$1,885

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$148	$459	$833	$1,885

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.95%	-0.89%	$9,911	$567
2	10.25%	0.95%	3.12%	$10,312	$96
3	15.76%	0.95%	7.30%	$10,730	$100
4	21.55%	1.13%	11.45%	$11,145	$124
5	27.63%	1.13%	15.76%	$11,576	$128

6	34.01%	1.13%	20.24%	$12,024	$133
7	40.71%	1.13%	24.90%	$12,490	$138
8	47.75%	1.13%	29.73%	$12,973	$144
9	55.13%	1.13%	34.75%	$13,475	$149
10	62.89%	1.13%	39.97%	$13,997	$155
Total Gain After Fees and Expenses				$3,997
Total Annual Fees & Expenses					$1,736

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.45%	3.55%	$10,355	$148
2	10.25%	1.45%	7.23%	$10,723	$153
3	15.76%	1.45%	11.03%	$11,103	$158
4	21.55%	1.63%	14.77%	$11,477	$184
5	27.63%	1.63%	18.64%	$11,864	$190
6	34.01%	1.63%	22.64%	$12,264	$197
7	40.71%	1.63%	26.77%	$12,677	$203
8	47.75%	1.63%	31.05%	$13,105	$210
9	55.13%	1.63%	35.46%	$13,546	$217
10	62.89%	1.63%	40.03%	$14,003	$225
Total Gain After Fees and Expenses				$4,003
Total Annual Fees & Expenses					$1,885

MORE ABOUT THE FUNDS

Investment Strategies and Risks

Each Fund seeks to achieve its investment objective through its principal investment strategies. The principal investment strategies and risks of each Fund have been described in the Fund Summaries. This section of the Prospectus discusses those and other investment strategies used by the Funds in greater detail and describes additional risks associated with an investment in the Funds. The Statement of Additional Information (“SAI”) contains more detailed information about the Funds’ investment policies and risks. The back cover of this Prospectus explains how you can get a copy of the SAI.

Analytic’s Investment Strategies – Old Mutual Analytic U.S. Long/Short Fund

Analytic selects equity securities for this Fund using a proprietary system that ranks stocks according to a mathematical model. Analytic’s system seeks to determine a security’s intrinsic value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Analytic begins the stock selection process by ranking stocks according to their one-month expected return. Analytic then uses a process called “portfolio optimization” to select securities that it believes will:

•	Maximize expected return for the Fund;
•	Minimize expected volatility relative to its benchmark; and
•	Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments such as news events or significant changes in fundamental factors. Using its system, Analytic strives to assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to the S&P 500 Index. “Style neutral” means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is “sector neutral” when its exposure to specified economic sectors is similar to that of its investment universe.

Barrow Hanley’s Investment Strategies – Old Mutual Barrow Hanley Value Fund

Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify undervalued securities and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields. Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools to help ensure that the Fund is not over-exposed to particular market segments. Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes. Sector and industry weightings are a residual of its investment process. Barrow Hanley expects to fully invest the assets of the Fund. Consequently, cash reserves are normally expected to be less than 5% of the Fund’s total assets.

CastleArk’s Investment Strategies – Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds

CastleArk’s investment process consists of three disciplines: a qualitative identification of companies with desirable stock traits, a quantitative valuation analysis, and a quantitative diversification analysis.

•

Identification. CastleArk identifies companies that offer the best opportunities by looking for companies that (1) are growing, are highly-profitable, and dominate in their industries, (2) possess proprietary products, unique assets or an innovative approach to marketing, and (3) are capable, through outstanding management and otherwise, to produce superior returns on invested capital. Applying these criteria to a universe of approximately 800 growth stocks, CastleArk identifies around 200 dominant companies that it tracks for further consideration. Generally, about 10% of this list’s dominant companies changes from year to year.

•

Valuation. CastleArk determines target price-to-earnings ratios on a company-by-company basis through the use of its proprietary Earnings Life Cycle model. By use of this model, CastleArk compares the relative attractiveness of each of the dominant companies based on such factors as: (1) historical and projected earnings growth; (2) earnings stability; (3) return on invested capital; (4) P/E (price to earnings) ratios relative to S&P 500 averages; (5) earnings growth relative to S&P 500 averages; and (6) the beta of the stock (essentially, the variability of returns of the stock compared to returns of the market as a whole). CastleArk then classifies the dominant companies according to whether they are an “emerging growth”, a “consistent growth” or a “cyclical growth” company. Next, CastleArk determines a fair value for each company and, by comparing this to the stock price of the company, CastleArk creates a ranking of each dominant company by the degree of under- or over-valuation.

•

Diversification. Stocks of highly-ranked, dominant companies do not automatically become part of the portfolio. By considering factors such as industry and sector, company size (distribution of companies between “emerging”, “consistent”, and “cyclical” growth), liquidity (market impact costs of a buy or a sell), and market sensitivity of the portfolio (the portfolio’s beta), CastleArk quantitatively assesses the risk each individual stock has on the total portfolio. CastleArk’s diversification analysis also provides an overall risk framework that allows its portfolio to be “benchmarked” or compared with a target objective.

Columbus Circle’s Investment Strategies – Old Mutual Columbus Circle Technology and Communications Fund

Columbus Circle’s investment process is based on a growth-oriented process that uses fundamental research to evaluate growth and company quality. Columbus Circle’s process is based on the premise that companies doing better than expected will have rising securities prices while companies producing less than expected results will not. Columbus Circle refers to its discipline as positive momentum and positive surprise.

Columbus Circle focuses its research on finding positive momentum and positive surprise and strives to invest in companies that exceed investor expectations. Through careful analysis of company fundamentals in the context of the prevailing economic environment, Columbus Circle selects companies that meet its criteria. Columbus Circle believes that when a company demonstrates positive momentum and positive surprise in its business progress, its share price has historically continued on an upward trend. As the company benefits from the strengths of a new product cycle, a niche technology or service, or a dominant secular trend, the stock has historically outperformed the market. Columbus Circle closely monitors a company’s progress versus expectations in evaluating whether to purchase a stock.

Copper Rock’s Investment Strategies – Old Mutual Strategic Small Company and Emerging Growth Funds

Copper Rock generates its initial investment ideas from a number of sources, including proprietary methods and screens, and bottom-up themes. In selecting companies, Copper Rock favors entrepreneurial companies that appear to be reasonably valued. Copper Rock’s investment process seeks to add value through bottom-up stock selection and in-depth fundamental research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position, and business strategy. Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. Sector weights result from Copper Rock’s bottom-up stock selection process.

Dwight’s Investment Strategies – Old Mutual Intermediate Fixed Income and Short Term Fixed Income Funds

Dwight uses its own fundamental investment and credit research in selecting fixed income securities for a Fund’s portfolio. Dwight selects securities through an active strategy focused primarily on relative yield, sector and asset class allocation, and duration management. Dwight looks for relative value in certain parts of the yield curve and seeks to enhance yield through selective allocation among various asset classes. Dwight also evaluates the potential performance of various market sectors and allocates investments among those sectors it believes will perform best. Dwight also reviews individual securities to identify issuers and issues that it believes will add value to the portfolio. Based on its interest rate outlook, Dwight may engage in duration management within a Fund’s overall limits.

Eagle’s Investment Strategies – Old Mutual Strategic Small Company and Small Cap Funds

Eagle searches for smaller, less visible companies with unique business concepts or niche products that are reasonably priced and positioned for growth. Eagle’s small-cap core investment strategy employs in-depth, rigorous research, intensive analysis and thorough, bottom-up stock selection to identify consistently growing companies that are reasonably priced.

The driving force behind each of Eagle’s investment decisions is to look beyond price-to-earnings multiples and stated growth rates to buy companies that have sustainable competitive advantages. Eagle seeks to gain a thorough understanding of a company’s management, business plan, financials, real rate of growth and competitive threats and advantages.

Eagle focuses on companies that are low-cost producers; those with high barriers to entry, those with strong management teams; those with recurring revenue streams; and those with conservative accounting. Other criteria include a catalyst for accelerated growth; earnings-per-share growth greater than 15%; reasonable price-to-earnings ratio relative to growth rate; high or expanding return on equity and high or expanding operating margins relative to peer group.

Heitman’s Investment Strategies – Old Mutual Heitman REIT Fund

Based upon extensive fundamental research, Heitman prepares valuation models for each company in its universe in order to identify companies that it believes are undervalued. The valuation model calculates each company’s intrinsic value based on private market transactions, traditional statistical measures such as multiple to cash flow as well as relative value.

Heitman analyzes and selects investments that it believes will provide a relatively high and stable yield and are good prospects for future growth in dividends. Most of these companies specialize in a particular geographic region or specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels. Heitman generally expects cash reserves to be less than 5% of the Old Mutual Heitman Real Estate Fund’s total assets and generally expects to hold between 30 and 50 securities.

Liberty Ridge’s Investment Strategies – Old Mutual Strategic Small Company, Focused, Large Cap, Mid-Cap and Small Cap Funds

Liberty Ridge’s core investment process is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth. These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Liberty Ridge attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity. Liberty Ridge believes appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.

Munder’s Investment Strategies – Old Mutual Growth Fund

Munder’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

Munder portfolio managers generally choose the Fund’s investments by reviewing the earnings growth of all publicly traded mid-cap companies over the past three years and selecting companies from within that universe. Investment decisions are primarily based on:

•	Above-average, consistent earnings growth;
•	Financial stability;
•	Relative valuation;
•	Strength of industry position and management team; and
•	Price changes compared to the S&P MidCap 400 Index.

Sector weights are also targeted to be similar to those of the S&P MidCap 400 Index in an effort to highlight stock selection and manage sector risk.

TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund

TS&W’s small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation model. Parts one and two of the model attempt to assess a company’s discount to private market value relative to other small-cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action. TS&W generally limits its investment universe to those companies with a minimum of three years of sound operating history.

TS&W’s analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including sell-side research, company filings, and trade periodicals. The analysts speak with company management to hear their perspectives and outlook on the pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

Established positions in the portfolio are ranked daily for expected return and are reviewed periodically in the same manner to re-examine their fundamental and valuation characteristics, with the research meeting again serving as a forum for the discussion of each existing stock’s place in the portfolio.

Turner’s Investment Strategies – Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds

Turner’s investment strategy focuses on stock selection and a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, favorable trading volume, and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%) and technical analysis (approximately 10%).

Turner’s investment philosophy and process lead it to create equity portfolios that are generally fully invested at all times and, in large part, maintain sector weightings that are neutral relative to a targeted benchmark. Turner believes it is difficult, if not impossible, to accurately anticipate the market’s moves to favor one sector above another, and that the practice of overweighting or underweighting sectors leads to erratic investment performance. By remaining fully invested with a full market weighting in every sector, Turner helps ensure that its portfolios are positioned to benefit from rapid changes in market sentiment. In addition, by purchasing only those securities Turner believes are the best stocks within each sector, it seeks to minimize the impact of poorly performing sectors on the overall portfolio. These disciplines help reduce risks associated with sector rotation and market timing, and allow the investment team to focus efforts primarily on stock selection.

The heart of Turner’s stock selection process is fundamental analysis. Turner invests in companies whose fundamentals support:

•	A rate of growth that exceeds their industry peers;
•	Earnings that meet or exceed market consensus estimates; and
•	Earnings estimates that are being revised upwards.

Fundamental analysis helps determine if the companies Turner follows will exceed, meet, or fall short of consensus earnings expectations. The research analysts meet with company management, talk to industry experts and competitors, and attend trade shows/conferences in an effort to anticipate changes in the outlook for corporate earnings.

While the primary focus is on fundamental analysis, Turner also uses a proprietary computer model to assess a universe of approximately 5,000 companies of varying capitalizations based on multiple earnings growth and valuation factors. Turner’s analysts screen securities within sector and market capitalization groups, using factors appropriate for each specific group. Technical analysis is also used to evaluate trends in trading volume and price patterns for individual stocks. This helps the investment team to identify attractive entry and exit points. For example, money flow (accumulation or distribution) may act as a leading or confirming indicator. Relative strength can provide an early alert and cause analysts to revisit fundamentals.

More About Investment Strategies and Risks

Foreign Securities. While the Funds generally emphasize investments in securities traded in the U.S., a Fund may invest in foreign-traded securities. The Analytic U.S. Long/Short Fund may invest up to 20% of its assets in foreign securities. The other Funds may invest up to 15% of assets in foreign securities.

Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the United States and are not traded in the United States. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

ADRs. The Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR. ADRs are not considered foreign securities for purposes of the limitations stated above under Foreign Securities.

Fixed-Income Securities. While the Equity Funds generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment grade fixed-income securities. Fixed-income securities in which the Funds might invest include bonds, debentures, and other corporate or government obligations. The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in the interest rates or other adverse economic or political events. Fixed income securities may not deliver their expected yield as a result of the factors listed above.

Securities That Are Not Readily Marketable. Each Fund may invest up to 15% of its net assets in securities that are “illiquid.” A security is illiquid if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Board of Trustees (the “Board”), certain restricted securities may be deemed liquid and will not be counted toward the 10% and 15% limits.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of Other Investment Companies. The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940, as amended (“1940 Act”). A Fund’s purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

Derivatives. A Fund may use derivatives to hedge risks inherent in the portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement a Fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Funds may use include futures contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objective. A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Fund Turnover. The Funds do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. In addition, the sale of Fund securities may generate capital gains, which, when distributed, may be taxable to you.

Non-Fundamental Investment Policy

Each of the Old Mutual Columbus Circle Technology and Communications, Old Mutual Emerging Growth, Old Mutual Focused, Old Mutual Large Cap, Old Mutual Large Cap Growth, Old Mutual Large Cap Growth Concentrated, Old Mutual Mid-Cap, Old Mutual Select Growth, Old Mutual Small Cap, and Old Mutual Strategic Small Company Funds has a non-fundamental policy that states under normal conditions, it will invest at least 80% of total assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. Each Fund will provide notice to its respective shareholders at least 60 days prior to any change to this investment policy.

Sub-Adviser Allocations

For Funds that employ multiple Sub-Advisers, Old Mutual Capital will allocate the assets of the Fund according to the Fund’s particular investment mandate. Currently, the investment mandate for each of the Old Mutual Growth Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Select Growth Fund and Old Mutual Small Cap Fund provides that each Sub-Adviser will manage between 45% and 55% of the Fund’s assets. The investment mandate for the Old Mutual Strategic Small Company Fund provides that the Sub-Adviser managing the “growth” sleeve will manage between 45% and 55% of the Fund’s assets and the two Sub-Advisers managing the “core” sleeve will each manage between 20% and 30% of the Fund’s assets. Old Mutual Capital monitors the allocation of assets among the Sub-Advisers and will re-allocate a Fund’s assets no less frequently than quarterly, if necessary, to keep the allocation within the target range. Reallocation of assets are accomplished by allocating purchase or redemption proceeds to a particular Sub-Adviser and, if necessary, reallocating cash or securities to a particular Sub-Adviser.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures related to the disclosure of each Fund’s portfolio holdings is available at www.oldmutualcapital.com and in the SAI. The back cover of this Prospectus explains how you can get a copy of the SAI.

THE INVESTMENT ADVISER & SUB-ADVISERS

The Investment Adviser

Old Mutual Capital, located at 4643 S. Ulster Street, 6th Floor, Denver, Colorado 80237, is the investment Adviser for each Fund. Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm. Since 2004, Old Mutual Capital has been the investment adviser to Old Mutual Advisor Funds since 2004 and to Old Mutual Insurance Series Fund since 2006, each an affiliated mutual fund company. Old Mutual Capital has also been appointed by the Board as investment adviser to the Old Mutual Insurance Series Fund portfolios, subject to shareholder approval. Old Mutual Capital managed approximately $4.4 billion in mutual fund assets as of March 31, 2006.

Old Mutual Capital was appointed investment adviser to the Funds effective January 1, 2006. As investment adviser, Old Mutual Capital oversees the investment decisions made by the Sub-Advisers for the Funds, including monitoring the performance, security holdings and portfolio trading of the Sub-Advisers. Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions. In addition, Old Mutual Capital allocates assets among the Sub-Advisers for Funds managed by multiple Sub-Advisers, and provides certain administrative services for the Funds.

Old Mutual Capital and the Trust have applied to the SEC for an exemptive order granting exemptions from certain provisions of the 1940 Act, pursuant to which Old Mutual Capital will, subject to supervision and approval of the Board, be permitted to enter into and materially amend subadvisory agreements between Old Mutual Capital, the Trust, and unaffiliated sub-advisers without such agreements being approved by the shareholders of the applicable Fund. The Trust and Old Mutual Capital will therefore have the right to hire, terminate, or replace unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisers with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. Old Mutual Capital will have the ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement. There can be no guarantee that the Trust and Old Mutual Capital will obtain this order from the SEC. If the exemptive order is granted, the following funds intend to rely on this order to operate in the manner described above: Old Mutual Cash Reserves Fund, Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Large Cap Growth Fund, Old Mutual Select Growth Fund, Old Mutual Small Cap Fund and Old Mutual Strategic Small Company Fund.

Shareholders will be notified of any changes in unaffiliated sub-advisers. Shareholders of a Fund have the right to terminate a subadvisory agreement with an unaffiliated sub-adviser for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. The order also will permit the Funds to disclose to shareholders the aggregate fees paid to Old Mutual Capital and the sub-adviser(s) for each Fund.

The Sub-Advisers

Analytic, a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, is the Sub-Adviser for the Old Mutual Analytic U.S. Long/Short Fund. Analytic manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Analytic is an affiliate of OMUSH, and was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. Analytic serves pension and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Analytic managed approximately $11.3 billion in assets as of March 31, 2006.

Barrow Hanley, a Nevada corporation located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is the Sub-Adviser for the Old Mutual Barrow Hanley Value Fund. Barrow Hanley was appointed Sub-Adviser to the Fund effective January 1, 2006, and manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Barrow Hanley is an affiliate of Old Mutual Capital and OMUSH. Barrow Hanley has provided value-oriented investment strategies to institutional investors and mutual funds since 1979. Barrow Hanley managed approximately $58.7 billion in assets as of March 31, 2006.

CastleArk, a Delaware limited liability company located at 1 North Wacker Drive, Suite 2950, Chicago, Illinois 60606, is a Sub-Adviser for the Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds. CastleArk was appointed Sub-Adviser to the Funds effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. CastleArk provides investment management services to institutional and high net worth clients. CastleArk held discretionary management authority with respect to over $2.1 billion in assets as of March 31, 2006.

Columbus Circle, a Delaware general partnership located at Metro Center, One Station Place, Stamford, Connecticut 06902, is the Sub-Adviser to the Old Mutual Columbus Circle Technology and Communications Fund. Columbus Circle was appointed Sub-Adviser to the Fund effective January 1, 2006, and manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Columbus Circle provides portfolio management services to high net worth individuals and institutional accounts, including corporate pension and profit-sharing plans, charitable institutions, foundations, endowments, municipalities, public mutual funds, private investment funds, and a trust program. Columbus Circle held discretionary management authority with respect to approximately $7.1 billion in assets as of March 31, 2006.

Copper Rock, a Delaware limited liability company located at 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116, is the Sub-Adviser to the Old Mutual Emerging Growth Fund and a Sub-Adviser to the Old Mutual Strategic Small Company Fund. Copper Rock was appointed Sub-Adviser to the Funds effective January 1, 2006. Copper Rock manages and supervises the investment of the Emerging Growth Fund’s assets and certain of the Strategic Small Company Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Copper Rock is an affiliate of Old Mutual Capital and OMUSH. Copper Rock also manages discretionary equity portfolios for institutional accounts. Copper Rock held discretionary management authority with respect to approximately $450 million in assets as of March 31, 2006.

Dwight, a Delaware corporation located at 100 Bank Street, Burlington, Vermont 05401, is the Sub-Adviser to the Old Mutual Dwight Intermediate Fixed Income and Short Term Fixed Income Fund. Dwight has been a Sub-Adviser to the Funds since 2002. Dwight manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Dwight, a wholly-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital, has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans since 1983. Dwight managed approximately $54.9 billion in assets as of March 31, 2006.

Eagle, a Florida corporation located at 880 Carillon Parkway, St. Petersburg, Florida 33716, is a Sub-Adviser to the Old Mutual Strategic Small Company and Small Cap Funds. Eagle was appointed Sub-

Adviser to the Funds effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Eagle provides investment advisory services to both retail clients and institutional clients, including corporate pension plans, public funds, foundations and other tax-exempt entities and registered investment companies. Eagle held discretionary management authority with respect to over $12.7 billion in assets as of March 31, 2006.

Heitman, a Delaware limited liability company located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606, is the Sub-Adviser to the Old Mutual Heitman REIT Fund. Heitman manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Heitman is a wholly-owned subsidiary of Heitman, LLC, a Delaware limited liability company owned 50% by senior executives with the Heitman organization and 50% by Old Mutual (HFL), Inc., a wholly owned subsidiary of OMUSH. Heitman is an affiliate of Old Mutual Capital. Heitman has provided investment management services to its clients since 1987. Heitman is a registered investment adviser specializing in publicly traded U.S. real estate investment trust (REIT) securities. Heitman held discretionary management authority with respect to approximately $3.3 billion in assets as of March 31, 2006.

Munder, a Delaware general partnership located at 480 Pierce Street, Birmingham, Michigan 48009, is a Sub-Adviser to the Old Mutual Growth Fund. Munder was appointed Sub-Adviser to the Fund effective January 1, 2006, and manages and supervises the investment of certain of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Munder furnishes investment advisory services to clients on a discretionary basis and serves as sub-adviser to various domestic and non-domestic entities, as well as to separately managed accounts through arrangements with other industry professionals. Munder held discretionary management authority with respect to approximately $41.5 billion in assets as of March 31, 2006.

TS&W, a Virginia corporation located at 5000 Monument Avenue, Richmond, Virginia 23230, is the Sub-Adviser to the Old Mutual TS&W Small Cap Value Fund. TS&W manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. TS&W is a wholly-owned subsidiary of OMUSH, and an affiliate of Old Mutual Capital. Founded in 1969, TS&W serves institutional investors, middle market investors, and individuals in managing equity, fixed income, international and small-cap equity investments. TS&W held discretionary authority with respect to approximately $7.2 billion in assets as of March 31, 2006.

Turner, a Pennsylvania corporation located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is a Sub-Adviser to the Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds. Turner was appointed Sub-Adviser to the Funds effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Turner held discretionary management authority with respect to approximately $21.2 billon in assets as of March 31, 2006 for institutional and individual accounts.

Liberty Ridge, a Delaware corporation located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087, is the Sub-Adviser to the Old Mutual Focused, Large Cap and Mid-Cap Funds and is a Sub-Adviser to the Old Mutual Strategic Small Company and Small Cap Funds. Liberty Ridge was appointed Sub-Adviser to the Funds effective January 1, 2006. Prior to that date, Liberty Ridge was the Trust’s investment adviser. Liberty Ridge manages and supervises the investment of the Focused, Large Cap and Mid-Cap Funds’ assets and certain of the Strategic Small Company and Small Cap Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Liberty Ridge, a wholly-owned subsidiary of OMUSH, and an affiliate of Old Mutual Capital, was founded in 1982, and managed approximately $791 million in assets as of March 31, 2006.

Litigation

In June 2004, Liberty Ridge reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust’s SAI are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the sub-advisory services it provides to the Funds. In this event, the Trust’s Board would be required to seek a new sub-adviser for the Funds sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), PBHG Funds (now known as Old Mutual Advisor Funds II), Liberty Ridge (formerly known as Pilgrim Baxter & Associates, Ltd. (“PBA”)), its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit ("Class Action Suit") and a separate Derivative Suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust’s SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment adviser, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On August 30, 2005, the State of West Virginia West Virginia Securities Division (the "WV Securities Division") entered a cease and desist order (the "Order" and, together with the Civil Litigation, the "Litigation") against Pilgrim Baxter & Associates, Ltd. (now known as Liberty Ridge Capital, Inc.). The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust’s disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Funds. However, neither Liberty Ridge nor Old Mutual Capital are currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Funds.

Management Fees

The table below shows the management fees the Funds paid during the fiscal year ended March 31, 2006.

	Advisory Fees paid to Liberty Ridge April 1, 2005 through December 31, 2005*	Advisory and Administrative Fees paid to Old Mutual Capital January 1, 2006 through March 31, 2006*
Analytic U.S. Long/Short Fund	0.70%	0.80%
Barrow Hanley Value Fund	1.00%	1.00%
Columbus Circle Technology and Communications Fund	0.85%	0.95%
Emerging Growth Fund	0.85%	0.95%
Focused Fund	0.65%	0.75%
Growth Fund	0.85%	0.825%
Heitman REIT Fund	0.85%	0.90%
Large Cap Fund	0.65%	0.75%
Large Cap Growth Fund	0.75%	0.85%
Large Cap Growth Concentrated Fund	0.85%	0.90%
Mid-Cap Fund	0.85%	0.95%
Select Growth Fund	0.85%	0.90%
Small Cap Fund	1.00%	1.00%
Strategic Small Company Fund	0.85%	0.95%
TS&W Small Cap Value Fund	1.00%	1.10%
Dwight Intermediate Fixed Income Fund	0.40%	0.45%
Dwight Short Term Fixed Income Fund	0.40%	0.45%
*	Fees paid to Old Mutual Capital include both advisory and administrative fees whereas fees paid to Liberty Ridge included only advisory fees.

Management fee breakpoints for all Funds are triggered once a Fund reaches $300 million in assets. For assets between $0 and $300 million, management fees for all Funds will be charged at their base level. Once assets of any Equity Fund or Fixed Income Fund exceed $300 million, the management fees will be reduced by 0.05% and 0.025% from their base levels, respectively. Further fee breakpoints are triggered when a Fund’s assets reach $500 million, $750 million, $1 billion, $1.5 billion and $2 billion. In each case, base level management fees for Equity Funds are reduced by an additional 0.05% for a possible 0.30% total reduction, and base level management fees for Fixed Income Funds are reduced by an additional 0.025% for a possible 0.15% total reduction.

The Sub-Advisers are entitled to receive a fee from Old Mutual Capital equal to a percentage of the daily net assets of each Fund. The fee arrangement for each Sub-Adviser is described in the SAI.

A discussion regarding the basis for the Board’s approval of the investment advisory contract between the Trust and Old Mutual Capital and the sub-advisory contracts between the Trust and each Sub-Adviser is available in the Trust’s Annual Report to Shareholders which is available on the Funds’ Website at www.oldmutualcapital.com. The back cover of this Prospectus explains how you can get a copy of the Annual Report.

The Portfolio Managers

Listed below are the portfolio managers that have responsibility for the day-to-day management of each Fund and a brief biographical description of each portfolio manager. The SAI provides additional information about the portfolio managers’ investments in the Fund or Funds that they manage, a description of their compensation structure and information regarding other accounts that they manage.

ANALYTIC U.S. LONG/SHORT FUND

Analytic

Harindra de Silva, Ph.D., CFA, (President and Portfolio Manager) is responsible for Analytic’s strategic direction and the ongoing development of its investment processes. Dr. de Silva focuses on the ongoing research and portfolio management efforts for the firm’s U.S. equity strategies and Tactical Asset Allocation strategies. Before joining Analytic in 1995 as a member of the U.S. equity team, he was a Principal at Analysis Group, Inc., where he was responsible for providing economic research services to institutional investors including investment managers, large pension funds and endowments. He received a Ph.D. in Finance from the University of California, Irvine. He holds a B.S. in Mechanical Engineering from the University of Manchester Institute of Science and Technology and an M.B.A. in Finance and an M.S. in Economic Forecasting from the University of Rochester. He has 19 years of industry experience.

Dennis Bein, CFA, (Chief Investment Officer and Portfolio Manager) is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as the day-to-day portfolio management and trading of those accounts. Before joining Analytic in 1995 as a member of the U.S. equity team, Mr. Bein was a Senior Consultant for AG Risk Management, Analysis Group, Inc.’s investment consulting subsidiary. He received an M.B.A. from the Anderson Graduate School of Management at the University of California, Riverside. Mr. Bein completed his undergraduate studies in Business Administration at the University of California, Riverside. He has 14 years of industry experience.

Steven Sapra, CFA, (Portfolio Manager) is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as day-to-day portfolio management and trading. Before joining Analytic in 1999 as a member of the U.S. equity team, Mr. Sapra was a Senior Consultant for BARRA, Inc. He received an M.A. in Economics from the University of Southern California and a B.S. in Economics from California State Polytechnic University, Pomona. He has seven years of industry experience.

BARROW HANLEY VALUE FUND

Barrow Hanley

James P. Barrow founded Barrow Hanley in August 1979. During his 42-year investment career, Mr. Barrow has worked as a securities analyst and portfolio manager for several major institutions, including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. Mr. Barrow holds a B.S. from the University of South Carolina.

COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND

Columbus Circle

Anthony Rizza, CFA, has been at Columbus Circle for the past 15 years and has managed Columbus Circle’s technology portfolio since 1994.

DWIGHT INTERMEDIATE FIXED INCOME FUND

Dwight

David T. Kilborn, CFA, joined Dwight as an investment manager in 1995 and has fifteen years of financial services experience. Prior to that time, he was a Fixed Income Securities Trader at Nations Banc Capital Markets, Charlotte, North Carolina. He received his B.S. from Trinity College.

Robert P. Clancy is a Senior Vice President of Dwight. Mr. Clancy has twenty-two years of investment experience. Prior to joining Dwight in 2001, he was a Vice-President at Standish, Ayer & Wood and Senior Vice Portfolio Manager at Dewey Square Investors. He received his B.S. from Brown University.

DWIGHT SHORT TERM FIXED INCOME FUND

Dwight

Derrick M. Wulf is a Senior Vice President of Dwight. Mr. Wulf has seven years of financial services experience. Prior to joining Dwight in 1998, he was involved in institutional fixed income sales at First Union Capital.

David T. Kilborn, CFA (see description under Dwight Intermediate Fixed Income Fund)

EMERGING GROWTH FUND

Copper Rock

Tucker Walsh is a founding partner, chief executive officer and head of portfolio management at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Walsh was a managing director and head of the Small Cap Growth team at State Street Research (since 1997). Prior to his employment with State Street Research, Mr. Walsh was an equity analyst at Chilton Investment Company, SG Cowen Asset Management and Merrill Lynch. Mr. Walsh earned a B.A. in Economics from Washington and Lee University. He has over 14 years of investment industry experience.

Michael Malouf, CFA, is a founding partner and portfolio manager at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Malouf founded Primena, a software company that creates software for money managers, and was involved in real estate investing (2002 to 2005). Mr. Malouf previously held the position of managing director and head of Small Cap Growth Investing at Neuberger Berman (1998 to 2002). Prior to his employment with Neuberger Berman, he held the position of small-cap portfolio manager at RCM Capital Management (1991 to 1998). Mr. Malouf holds a B.S. in Finance from Arizona State University and a CFA designation. He has over 15 years of investment industry experience.

FOCUSED FUND

Liberty Ridge

Jerome J. Heppelmann, CFA, joined Liberty Ridge in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Liberty Ridge’s investment team. Prior to joining Liberty Ridge, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

GROWTH FUND

Munder

A team of professionals employed by Munder makes investment decisions for the Fund. The team consists of Tony Y. Dong, Brian S. Matuszak and Andy Y. Mui. Mr. Dong makes final investment decisions for the Fund. The team members provide analytical support for Mr. Dong’s selections.

Tony Y. Dong, CFA, Managing Director, Mid-Cap Equities, has been a member of the Fund’s portfolio management team since Munder became a Sub-Adviser to the Fund in January 2006. Mr. Dong joined Munder’s mid-cap core growth team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for Munder’s mid-cap/small-cap blend discipline. He became part of the mid-cap/small-cap blend team in November 2003. Mr. Dong joined Munder in 1988 as a portfolio manager for Munder’s Growth at a Reasonable Price (GARP) investment discipline. He was promoted to Senior Portfolio Manager in 1994 and to Managing Director, Mid-Cap Equities, in 2006.

Brian S. Matuszak, CFA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became a Sub-Adviser to the Fund in January 2006. He is also a member of Munder’s REIT and mid-cap/small-cap blend portfolio management teams. Mr. Matuszak joined the REIT and mid-cap core growth teams as an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. He has been part of the mid-cap/small-cap blend team since 2005. Prior to April 2002, Mr. Matuszak had been an internal wholesaler at Munder, marketing the Munder Funds and Munder Funds wrap products. He joined Munder in May 2000.

Andy Y. Mui, CPA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became a Sub-Adviser to the Fund in January 2006. He has also a member of Munder’s mid-cap/small-cap blend portfolio management team since joining Munder in June 2005. Prior to joining Munder, he had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity Research Associate with RBC Capital Markets from mid-2002 through 2003. From August 2000 through May 2002, Mr. Mui was pursuing his M.B.A. at the Tuck School of Business at Dartmouth. He also held the position of Equity Research Associate at Banc of America Securities LLC during the summer of 2001.

Turner

Christopher K. McHugh joined Turner upon its founding in 1990. He manages technology and telecommunications and producer durables sectors for all of Turner's stock funds. Prior to joining Turner, Mr. McHugh was a Performance Specialist for Provident Capital Management from 1986 to 1990.

Robert R. Turner, CFA, joined Turner upon its founding in 1990. He manages the technology and telecommunications and producer durables sectors for all of Turner's stock funds. Prior to joining Turner, Mr. Turner served as Senior Investment Manager for Meridian Investment Company from 1985 to 1990, Portfolio Manager with Integon Corporation from 1983 to 1985, Analyst at McMillon/Eubanks from 1981 to 1983, and Systems Consultant with Andersen Consulting from 1979 to 1981.

William C. McVail, CFA, joined Turner in 1998. He manages the consumer sector for all of Turner's stock funds. Prior to joining Turner, Mr. McVail worked as a Portfolio Manager for Black Rock Equity Advisors from 1995 to 1998 and served as a Fixed Income Research Analyst and Equity Analyst for PNC Investment Management & Research from 1987 to 1995.

HEITMAN REIT FUND

Heitman

Timothy J. Pire, CFA, is managing director of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Prior to joining the sub-adviser in 1994, Mr. Pire served as vice president and research analyst with PRA Securities Advisors, LP.

Randall E. Newsome is executive vice president of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through fund management. Prior to joining the sub-adviser in 1994, Mr. Newsome served as vice president and research analyst with PRA Securities Advisors, LP.

Larry S. Antonatos is senior vice president of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Mr. Antonatos also oversees Heitman’s trading positions. Prior to joining Heitman in 1998, Mr. Antonatos served as associate director with Fitch Investors Service, LP, in New York City from 1997 to 1998, and as a Fund manager with Equitable Real Estate Investment Management, Inc. in Chicago from 1992 to 1997.

LARGE CAP FUND

Liberty Ridge

Jerome J. Heppelmann, CFA (see description under Focused Fund)

LARGE CAP GROWTH, LARGE CAP GROWTH CONCENTRATED AND SELECT GROWTH FUNDS

CastleArk

Jerome Castellini has been a manager of CastleArk’s large-cap growth fund since 1999. Prior to joining CastleArk, Mr. Castellini held the positions of vice president and managing partner at Loomis, Sayles & Company, LP from 1989 to 1999, portfolio manager at Kemper Financial Harris Trust from 1981 to 1989, and analyst at Harris Trust from 1979 to 1981.

Robert Takazawa, Jr., has been a manager of CastleArk’s large-cap growth fund since 1999. Prior to joining CastleArk, Mr. Takazawa held the positions of vice president and portfolio manager at Loomis, Sayles & Company, LP from 1994 to 1999, and Kemper Financial from 1973 to 1994.

Scott Pape has been a manager of CastleArk’s large-cap growth fund since 1999. Prior to joining CastleArk, Mr. Pape held the positions of vice president and equity portfolio manager at Loomis, Sayles & Company, LP from 1991 to 1999, portfolio manager at Illinois State Management Board from 1987 to 1991, Sears Investment Management from 1984 to 1987, and analyst at Commonwealth Edison from 1981 to 1984.

Turner

Mark D. Turner joined Turner upon its founding in 1990. He covers the financial services sector for all of Turner's stock funds. Prior to joining Turner, Mr. Turner worked as Vice President/Senior Portfolio Manager for First Maryland Asset Management from 1987 to 1989, Vice President/Portfolio Manager for

Merrill Lynch Asset Management from 1985 to 1987 and Portfolio Manager/Analyst for Wachovia Investment Management from 1982 to 1987.

Robert R. Turner, CFA, (see description under Growth Fund)

Robb J. Parlanti, CFA, joined Turner in 1993. He covers the cyclical sector for all of Turner's stock funds. Prior to joining Turner, Mr. Parlanti worked as an Investment Officer for PNC Bank, N.A., from 1987 to 1993.

MID-CAP FUND

Liberty Ridge

Jerome J. Heppelmann, CFA (see description under Focused Fund)

SMALL CAP FUND

Eagle

Todd McCallister, Ph.D., CFA, joined Eagle in 1997 and currently holds the positions of Managing Director and Portfolio Manager. Mr. McCallister has 19 years of investment experience as a portfolio manager and analyst. Prior to joining Eagle, Mr. McCallister served as a Portfolio Manager at Investment Advisors, Inc. Mr. McCallister also served as a Portfolio Manager at ANB Investment Management for 5 years. Mr. McCallister holds a B.A., with highest honors, from the University of North Carolina (1982), and a Ph.D. in economics from the University of Virginia (1987). He earned his CFA designation in 1996.

Stacey Serafini Thomas, CFA, joined Eagle in 1999 and currently holds the position of Assistant Portfolio Manager at Eagle. Ms. Thomas has more than eight years of investment experience as portfolio co-manager and analyst. Prior to joining Eagle, Ms. Thomas served as a Corporate Finance Analyst for Raymond James & Associates, Inc. Ms. Thomas holds a B.A. in government, cum laude, from Harvard University (1997). She earned her CFA designation in 2002.

Liberty Ridge

James B. Bell, III, CFA, joined Liberty Ridge in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies, and has been a portfolio manager since 2004. Prior to joining Liberty Ridge, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.

STRATEGIC SMALL COMPANY FUND

Copper Rock

Tucker Walsh (see description under Emerging Growth Fund)

Michael Malouf (see description under Emerging Growth Fund)

Eagle

Todd McCallister (see description under Small Cap Fund)

Stacey Serafini Thomas (see description under Small Cap Fund)

Liberty Ridge

James B. Bell, III, CFA (see description under Small Cap Fund)

TS&W SMALL CAP VALUE FUND

TS&W

Frank H. Reichel, III, has over sixteen years of experience managing value and small-cap value portfolios. Mr. Reichel has worked as a portfolio manager for TS&W since August 2000. Prior to joining TS&W, Mr. Reichel worked for seven years as a portfolio manager at Stratton Management Company.

ABOUT YOUR INVESTMENT

Your Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”). NAV per share class of a Fund is calculated by dividing the total net assets of each class of a Fund by the total number of the class’ shares outstanding of that Fund. NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Your purchase, exchange, or redemption of a Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents. The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance. If a Fund invests in another investment company, that Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

The Trust may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“Financial Intermediaries”) that may include the Funds as an investment alternative in the programs they offer or administer. Financial Intermediaries and the Trust may reserve the right not to accept customer orders that are incomplete or otherwise not in “good order.” Financial Intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to the Trust or an affiliate of the Trust in a timely manner. The Trust will be deemed to have received a purchase or redemption order from an authorized Financial Intermediary when the Financial Intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by a Financial Intermediary or its designee and promptly transmitted to the Trust or its agent, subject to the Trust’s right to reject any orders not received in good order.

Valuing Portfolio Securities

The Funds use pricing services to determine the market value of the securities in their portfolios. Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Short-term investments are priced at amortized cost, which approximates market value. The market value of bonds is determined based on an evaluated price. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale. If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board.

Fair Value Pricing

The Funds have fair value pricing procedures in place, and a Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is believed to be unreliable, is unavailable, or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. In addition, fair value pricing is a helpful tool in preventing short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities. The valuation assigned to fair valued securities for purposes of calculating the Fund's NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which the Fund could sell the fair valued security and may not always result in a more accurate NAV.

INVESTING IN THE FUNDS

Policy Regarding Excessive or Short Term Trading

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of Fund shares may:

•	cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;
•	force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

The Trust, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that all such trading will be identified and restricted. For example, the Trust, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through purchase and sale orders received from Financial Intermediaries, or through the use of omnibus accounts by Financial Intermediaries.

To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented, the following tools designed to discourage excessive short-term trading in the Funds:

•	trade activity monitoring;

•	trading guidelines;
•	a redemption/exchange fee on trades in all non-money market funds; and
•	selective use of fair value pricing.

These tools are described in more detail below and in the preceding section. Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Funds will occur. Moreover, each of these tools other than the redemption/exchange fee, involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe are consistent with long-term shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the Funds, other Funds, and accounts under common ownership, influence or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

Old Mutual Capital and its agents monitor selected trades in an effort to detect short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder's account. Determining whether a shareholder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of Financial Intermediaries is limited. Financial Intermediaries often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the cooperation, willingness, ability and rights of financial intermediaries to monitor trading activity in omnibus accounts and enforce the Funds’ short-term trading policy on shareholders in such accounts. There is no assurance that the Financial Intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the short-term trading policy. Old Mutual Capital and its agents will, however, attempt to apply the short-term trading policy uniformly to all Financial Intermediaries.

Trading Guidelines

If a shareholder exceeds four exchanges out of a Fund per calendar year, or if the Trust, Old Mutual Capital, or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Trust will not knowingly accept any additional purchase and exchange orders from such shareholder. The Trust, Old Mutual Capital, and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one of the Trust’s series funds to purchase shares of one or more other series funds of the Trust is considered a single exchange. The Trust may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Financial Intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked. Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges. The Trust and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

Redemption/Exchange Fee

All Funds impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase. The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•

total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•

total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a Financial Intermediary;
•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;
•	redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or
•	redemptions initiated by a Fund, as permitted in the prospectus.

The Funds’ goal is to apply the redemption/exchange fee to all shares of each Fund regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain Financial Intermediaries and preexisting contrary legal covenants and agreements with Financial Intermediaries.

Choosing a Share Class

The Funds have four classes of shares, two of which, Class A and Class C, are offered by this prospectus. Each class represents investments in the same portfolio of securities of a Fund and has the same rights and privileges of the other share classes of that Fund, except that: (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class my be subject to different service fees, which, if applicable, are paid pursuant to a Service Plan which may be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are generally not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class. When choosing a share class, you should consult your financial adviser as to which class is most suitable for you. Below is a summary of certain features of the two share classes:

	CLASS A	CLASS C
Initial Sales Charge	up to 5.75%	None

CDSC	None (except on redemptions of certain large purchases held for less than one year)	1.00% on redemption within one year

Distribution and Service Fees	0.25%	1.00%

Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses

Typical Shareholder	Generally more appropriate for long-term investors	Generally more appropriate for short-term investors

Sales Charges

Class A Shares

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge). Class A shares are divided into two categories: Equity Funds and Fixed Income Funds. Each category has a different schedule of initial sales charges. You may be eligible to pay a reduced initial sales charge or none at all, as described below. The term Public Offering Price used below includes a Fund’s NAV plus any applicable initial sales charge.

Equity Funds. Class A shares of the following Funds (the “Equity Funds”) are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million: Old Mutual Analytic U.S. Long/Short, Old Mutual Barrow Hanley Value, Old Mutual Columbus Circle Technology and Communications, Old Mutual Emerging Growth, Old Mutual Focused, Old Mutual Growth, Old Mutual Heitman REIT, Old Mutual Large Cap, Old Mutual Large Cap Growth, Old Mutual Large Cap Growth Concentrated, Old Mutual Mid-Cap, Old Mutual Select Growth, Old Mutual Small Cap, Old Mutual Strategic Small Company and Old Mutual TS&W Small Cap Value Funds.

Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net Amount
Single Transaction	Offering Price	Invested

Less than $100,000	5.75%	6.10%
$100,000 but less than $250,000	4.50%	4.71%
$250,000 but less than $500,000	3.25%	3.36%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Fixed Income Funds. Class A shares of the Old Mutual Dwight Intermediate Fixed Income and Old Mutual Dwight Short Term Fixed Income Funds (the “Fixed Income Funds”) are currently sold with an initial sales charge ranging from 4.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor's Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net Amount
Single Transaction	Offering Price	Invested

Less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge. Other investors may be eligible for a reduced initial sales charges on purchases of Class A shares. Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares. The SAI contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.

Class A Purchases Not Subject to Initial Sales Charges

You will not pay initial sales charges:

•

On purchases of $1 million or more Class A shares of a Fund. However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase. See “Class A Purchases Subject to Contingent Deferred Sales Charges” below.

•	On additional purchases of one or more Funds that result in account balances of Class A shares of $1 million or more.
•	On shares purchased by reinvesting dividends and distributions.
•	When exchanging shares among Funds with the same or higher initial sales charges. See “General Policies - Exchanges Between Funds” below for more information on exchanges between Funds.
•

When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the SAI for more information on the reinstatement privilege.

•	When a merger, consolidation or acquisition of assets of a Fund occurs.
•	If you are the Adviser, an affiliated company of the Adviser, or a Sub-Adviser and you purchase your shares directly through Old Mutual Investment Partners (the “Distributor”).
•

If (a) you are a current or retired trustee, officer or employee (each such person referred to hereinafter as an “Employee”) of (i) the Adviser, or (ii) an affiliated Sub-Adviser, or (iii) affiliates of the Adviser or an affiliated Sub-Adviser or of other mutual funds which are advised by the Adviser or an affiliated Sub-Adviser, or the immediate family member of such persons (including spouse and children), or any trust established exclusively for the benefit of an Employee or an Employee’s immediate family member, (b) you opened your account while you or your immediate family member was an Employee, and (c) you purchased your shares directly through the Distributor.

•	If you are an employee benefit plan established for employees of the Adviser, Sub-Adviser or their affiliates.
•	If you are a discretionary advised client of the Adviser or its affiliates.
•

If you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at NAV are permitted by the policies of, and are made through, such person’s employer.

•	If you are a financial institution trust department investing an aggregate of up to $1 million in the Funds.
•

If you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to its use of the Funds in connection with such services.

•

If you are a pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the “Code”) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. See the SAI for applicable restrictions. Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reductions of initial sales charges, only the participants’ individual investments in the plans.

•

If you are an individual or entity with substantial business relationship with the Trust, the Adviser or their affiliates, as determined by a Vice President or more senior officer of the Trust or the Adviser, and you purchase your shares directly through the Distributor.

Class A Purchases Eligible for Reductions of Initial Sales Charges

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial adviser at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, OMAF II may request account statements if it is unable to verify your account information.

Rights of Accumulation. Purchases of new Class A shares may be combined with Class A shares that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares that you own. See the SAI for more information on Rights of Accumulation.

Letters of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the amount of the initial sales charge you will pay. If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested. See the SAI for more information on LOIs.

Concurrent Purchases. You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Funds to determine your Class A sales charge.

Purchasers Qualifying for Reductions of Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

Individuals.

•	An individual, his or her spouse, or children residing in the same household.
•	Any trust established exclusively for the benefit of an individual.

Trustees and Fiduciaries.

•	A trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and

Other Groups.

•

Any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding Class A shares of the Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Class A Purchases Subject to Contingent Deferred Sales Charges

A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase. This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of all purchases of $1 million or more. In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

Class A Purchases Not Subject to Contingent Deferred Sales Charges

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

•

Where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer.

•

Managed account (wrap) programs for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provide asset allocation or similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to their use of the Funds in connection with such services.

•

On purchases subject to the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. The reinstatement privilege applies to all types of accounts (i.e. regular accounts, retirement accounts, etc.) but new purchases must be in the same type of account as the previous purchases to be eligible for such privilege. See the SAI for more information on the reinstatement privilege.

•	On purchases made in connection with the reinvestment of dividends and distributions from a Fund.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a CDSC. Class C shares of Funds in the Equity and Fixed Income category are currently sold with a CDSC of 1% on shares redeemed within one year of purchase. Shares of Funds in the Equity or Fixed Income category redeemed after one year will not pay a CDSC.

The overall cost per share of investing in Class C shares in amounts greater than $1,000,000 is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares. Accordingly, the Trust will refuse an investor’s order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of the Funds in all of the investor’s related accounts exceeds $1,000,000. For purposes of this policy, “related accounts” refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge, as described in the “Purchasers Qualifying for Reductions of Initial Sales Charges” section of the Prospectus. In no event will the Trust honor an order to purchase more than $1,000,000 of Class C shares of the Funds.

Class C Purchases Not Subject to Contingent Deferred Sales Charges

Certain investors may be eligible to redeem Class C shares without paying a CDSC. You will not pay a CDSC:

•	If you redeem shares acquired through reinvestment of dividends and distributions.
•	On increases in the NAV of your shares.
•	On redemptions pursuant to a Systematic Withdrawal Plan, provided that the amounts withdrawn do not exceed 10.00% of the value of your shares in any twelve-month period.
•

When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the SAI for more information on the reinvestment privilege.

•	Upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participant).
•

Upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician’s certification of such disability and such certification is acceptable in form and substance to the Trust). Pursuant to Section 72(m)(7) of the Code, an individual shall be considered to be disabled if she is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration.

•	On required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½.
•	On total or partial redemptions where the investor’s dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him.
•	On the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges. Consult the SAI for details.

Computing a Contingent Deferred Sales Charge

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, OMAF II will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Buying Shares

You may purchase Class A and Class C shares of each Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to each Fund’s public offering price. Purchases of shares of each Fund may be made on any day on which the NYSE is open for business. For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Funds. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day’s NAV. The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.

Concepts to Understand

TRADITIONAL IRA. An individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA. An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA. An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

SIMPLE IRA. An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS. A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult an Old Mutual Shareholder Services representative or a tax adviser.

Minimum Investments*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50
*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.
(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Selling Shares

You may sell your shares of a Fund by contacting your broker-dealer or other financial institution at which you maintain an account. The broker-dealer or financial institution may charge you a fee for this service. Sale orders received by the transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV. The redemption price will be reduced by any applicable CDSC and redemption/exchange fee. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to 7 days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

Limitations on selling shares by telephone

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day
*	Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with medallion signature guarantees. These include:

•	Redemptions by check, wire or ACH in excess of $50,000;
•	Requests to send proceeds to a different address or payee;
•	Requests to send proceeds to an address that has been changed within the last 30 days; and
•	Requests to wire proceeds to a different bank account.

A medallion signature guarantee helps to protect you against fraud. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and NYSE Medallion Signature Program (“NYSE MSP”). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account. Consult your broker, dealer, or financial institution regarding how to establish this feature. Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

General Policies

•

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Trust is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.
•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.
•

Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•

When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•

SEI Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

•

Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount. This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, or Systematic Investment Plans. The Funds will provide 60 days’ prior notice of the imposition of this fee. The Funds will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•

For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you. You will be provided 60 days’ prior notice of such redemption. Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.

•

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund. Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or financial adviser.

Exchanges Between Funds

You may exchange some or all shares of a particular class of a Fund for the same class of any other Fund that offers such class of shares. Generally, you will not pay an initial sales charge when you exchange Class A shares of two or more Funds. However, you may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into a Fund whose shares are subject to a CDSC, we will calculate the holding period on the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of any of the Funds per calendar year, or if the Funds, Old Mutual Capital, of one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders. In addition, short-term exchanges may be subject to a redemption/exchange fee. See the section of this prospectus entitled “Your Investment - Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Funds and the redemption/exchange fee.

To Open an Account

In Writing:

Complete the application.

Mail your completed application and a check to:

Regular Mail:

Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

Overnight Mail:

Old Mutual Advisor Funds II

210 West 10th Street, 8th Floor

Kansas City, Missouri 64105

By Telephone:

Call us at 1-800-433-0051 to receive an account application and receive an account number.

By Wire:

Call us at 1-800-433-0051 to receive an application and account number. Wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A.

ABA # 10-10-00695

Account # 98705-23469

Include the following information with the wiring instructions:

Fund name in which you wish to invest

Your name

Your Social Security or tax ID number

Your account number

Return the account application.

By Automated Clearing House (“ACH”):

Currently you may not open an account through ACH

Via the Internet:

Visit the OMAF II Website at www.oldmutualcapital.com.

Enter the “Open An Account” screen and follow the instructions.

To Make Additional Investments to an Existing Account

In Writing:

Fill out an investment slip.

Mail the slip and the check to:

Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

By Telephone:

Call us at 1-800-433-0051.

By Wire:

Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.

ABA # 10-10-00695

Account # 98705-23469

Include the following information with the wiring instructions:

Fund name

Your name

Your Social Security or tax ID number

Your account number

By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet:

Complete the bank information section on the account application.

Enter the “My Account” section of the OMAF II Website located at www.oldmutualcapital.com and follow the instructions for purchasing shares.

To Sell Shares

In Writing:

Write a letter of instruction that includes the following information:

your name(s) and signature(s)

your account number

the Fund name

the dollar amount you wish to sell

how and where to send the proceeds

If required, obtain a medallion signature guarantee (see the “Selling Shares” section of this Prospectus). Mail your request to:

Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

By Telephone:

Sales orders may be placed by telephone provided this option was selected on your account application. There may be limitations on sales orders placed by telephone (see the “Limitations on selling shares by telephone” section of this Prospectus). Please call 1-800-433-0051. Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire:

Sale proceeds may be wired at your request. Be sure OMAF II has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet:

Enter the “My Account” section of the OMAF II Website located at www.oldmutualcapital.com and follow the instructions for redeeming shares.

Distribution and Taxes

The Equity Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available, except the Old Mutual Heitman REIT Fund pays shareholders dividends from its net investment income quarterly and distributions from its net realized capital gains once a year, if available. The Fixed Income Funds declare dividends daily and pay shareholders dividends from their net investment income monthly. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and of long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of shares of a Fund, whether for cash or for shares of another Fund, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it; and (2) long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone’s tax situation is unique, always consult your tax adviser about federal, state, and local tax consequences.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

Type of Distribution	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	5%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	5%	5%

Distribution Arrangements

The Trust, on behalf of Class A and Class C shares of each Fund, has adopted Distribution Plans and a Service Plan pursuant to which a Fund may pay distribution fees to the Distributor and service fees to the Distributor, brokers, dealers or other Financial Intermediaries. Currently, the Trust is not paying fees under the Distribution Plan for Class A shares of each Fund. Distribution fees are paid for the sale and distribution of all Class C shares of the Funds. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders’ accounts. All or a substantial portion of the distribution fees and service fees that are paid to the Distributor are re-allowed to the dealer of record or entity providing personal shareholder services. Because distribution fees and/or service fees are paid out of the Funds’ Class A and Class C assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See the “Fund Summaries” and “Your Investment - Choosing a Share Class” sections of this Prospectus for details on the distribution fees and service fees.

Revenue Sharing

Payments to Financial Intermediaries

The Financial Intermediary through which you purchase your shares may receive all or a portion of the sales charges and the distribution and service fees discussed in the “Your Investment - Choosing a Share Class” section of this Prospectus.

Payments by the Distributor, Old Mutual Capital, or their Affiliates

The Distributor or one or more of its affiliates may, from time to time, make payments from its own resources to Financial Intermediaries. These “revenue sharing” payments may be made in exchange for certain services provided by the Financial Intermediary, such as placing the Trust and the Funds on the Financial Intermediary’s sales system or placing the Trust and the Funds on the Financial Intermediary’s preferred or recommended list, and/or for marketing support. Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the Financial Intermediary, placement on sales lists, and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the Financial Intermediary.

Old Mutual Capital or its affiliates may also pay intermediaries for administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Trust and the Funds, delivering proxy statements, annual reports, updated prospectuses and other communications, and other recordkeeping services relating to investments in the Funds.

From time to time, the Distributor or its affiliates may also pay “networking fees” to broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces the Trust’s costs in processing shareholder transactions. These networking fees compensate the broker for its expense in processing transactions through the clearinghouse.

Financial Intermediaries may be compensated differently depending on the nature and extent of the services they provide. Financial Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments are subject to limitations under applicable law.

The Distributor or its affiliates may also make non-service, revenue sharing payments to Financial Intermediaries at an annual rate specified in writing by the Distributor or its affiliates. These payments generally represent a percentage of a Financial Intermediary’s sales and/or the value of Fund shares within a Financial Intermediary’s client accounts. In addition, Financial Intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust’s logo.

The Distributor is motivated to make revenue sharing payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the Financial Intermediary. Old Mutual Capital and the Sub-Advisers may also benefit from the Distributor’s activity through increased advisory fees resulting from additional assets acquired through sale of Fund shares through such Financial Intermediaries.

Payments by Old Mutual Advisor Funds II

Like Old Mutual Capital and its affiliates, the Trust may, from time to time, make payments to intermediaries that provide administrative or recordkeeping support services, as described above. From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

YOU CAN FIND FURTHER DETAILS IN THE SAI ABOUT THESE PAYMENTS MADE TO FINANCIAL INTERMEDIARIES. YOU CAN ALSO SPEAK TO YOUR FINANCIAL INTERMEDIARY FOR MORE INFORMATION ABOUT THE PAYMENTS MADE BY THE DISTRIBUTOR, OLD MUTUAL CAPITAL, THEIR AFFILIATES, OR THE FUNDS, TO SUCH

FINANCIAL INTERMEDIARY. IN CERTAIN CASES, THE PAYMENTS COULD BE SIGNIFICANT AND MAY CAUSE A CONFLICT OF INTEREST FOR YOUR FINANCIAL INTERMEDIARY.

FINANCIAL HIGHLIGHTS

A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Their report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

The Old Mutual Analytic U.S. Long/Short, Old Mutual Barrow Hanley Value, Old Mutual Heitman REIT and Old Mutual Dwight Short Term Fixed Income Funds acquired the assets of predecessor funds in a tax-free exchange by issuing new shares. This transaction was effective as of the close of business on December 14, 2001 for the Old Mutual Barrow Hanley Value and Old Mutual Heitman REIT Funds and effective as of the close of business on January 11, 2002 for the Analytic U.S. Long/Short and Old Mutual Dwight Short Term Fixed Income Funds. None of the Funds had any assets prior to the acquisition. Consequently, the information presented for each Fund prior to the acquisition date represents the financial history of its corresponding predecessor fund.

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Analytic U.S. Long/Short Fund
Class A
2006	$10.58	$0.03	[1]	$1.13	$1.16	($0.06)	-	($0.06)	-	$11.68
2005	$9.83	$0.04	[1]	$0.77	$0.81	($0.06)	-	($0.06)	-	$10.58
2004 †††	$8.66	$0.03	[1]	$1.18	$1.21	($0.04)	-	($0.04)	-	$9.83

Class C
2006	$10.53	($0.05)	[1]	$1.12	$1.07	-	-	-	-	$11.60
2005	$9.81	($0.04)	[1]	$0.76	$0.72	-	-	-	-	$10.53
2004 †††	$8.66	($0.02)	[1]	$1.18	$1.16	($0.01)	-	($0.01)	-	$9.81

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	10.97%		$387	1.49%		0.29%		1.54%		208.15%
2005	8.21%		$177	1.53%		0.38%		1.53%		173.71%
2004 †††	13.95%	†	$82	1.48%	*	0.41%	*	1.49%	*	267.41%	†

Class C
2006	10.16%		$157	2.25%		(0.50%)		2.29%		208.15%
2005	7.34%		$89	2.28%		(0.42%)		2.28%		173.71%
2004 †††	13.41%	†	$78	2.23%	*	(0.35%)	*	2.24%	*	267.41%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Barrow Hanley Value Fund
Class A
2006	$16.62	$0.06	[1]	$0.65	$0.71	($0.08)		($0.67)	($0.75)	-	$16.58
2005	$15.86	$0.02	[1]	$1.00	$1.02	($0.03)		($0.23)	($0.26)	-	$16.62
2004 †††	$14.22	$0.03	[1]	$1.69	$1.72	($0.06)		($0.02)	($0.08)	-	$15.86

Class C
2006	$16.46	($0.06)	[1]	$0.64	$0.58	-	**	($0.67)	($0.67)	-	$16.37
2005	$15.80	($0.11)	[1]	$1.00	$0.89	-		($0.23)	($0.23)	-	$16.46
2004 †††	$14.22	($0.05)	[1]	$1.69	$1.64	($0.04)		($0.02)	($0.06)	-	$15.80

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	4.34%		$3,791	1.59%		0.38%		1.66%		26.88%
2005	6.41%		$5,827	1.69%		0.12%		1.71%		20.03%
2004 †††	12.07%	†	$2,555	1.75%	*	0.25%	*	1.76%	*	24.31%	†

Class C
2006	3.58%		$5,988	2.35%		(0.37%)		2.42%		26.88%
2005	5.62%		$10,143	2.44%		(0.65%)		2.46%		20.03%
2004 †††	11.56%	†	$3,093	2.50%	*	(0.48%)	*	2.51%	*	24.31%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Columbus Circle Technology and Communications Fund
Class A
2006	$10.36	($0.17)	[1]	$2.77	$2.60	-	-	-	-	$12.96
2005	$10.75	($0.15)	[1]	($0.24)	($0.39)	-	-	-	-	$10.36
2004 ††	$9.69	($0.08)	[1]	$1.14	$1.06	-	-	-	-	$10.75

Class C
2006	$10.24	($0.25)	[1]	$2.73	$2.48	-	-	-	-	$12.72
2005	$10.71	($0.23)	[1]	($0.24)	($0.47)	-	-	-	-	$10.24
2004 ††	$9.69	($0.13)	[1]	$1.15	$1.02	-	-	-	-	$10.71

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	25.10%		$67	1.83%		(1.48%)		1.87%		104.99%
2005	(3.63%)		$53	1.90%		(1.47%)		1.90%		63.05%
2004 ††	10.94%	†	$55	1.86%	*	(1.56%)	*	1.87%	*	135.24%	†

Class C
2006	24.22%		$124	2.57%		(2.19%)		2.61%		104.99%
2005	(4.39%)		$53	2.65%		(2.22%)		2.65%		63.05%
2004 ††	10.53%	†	$55	2.61%	*	(2.31%)	*	2.62%	*	135.24%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Emerging Growth Fund
Class A
2006	$12.36	($0.20)	[1]	$3.55	$3.35	-	-	-	-	**	$15.71
2005	$12.63	($0.19)	[1]	($0.08)	($0.27)	-	-	-	-		$12.36
2004 ††	$12.03	($0.10)	[1]	$0.70	$0.60	-	-	-	-		$12.63

Class C
2006	$12.22	($0.30)	[1]	$3.50	$3.20	-	-	-	-		$15.42
2005	$12.59	($0.28)	[1]	($0.09)	($0.37)	-	-	-	-		$12.22
2004 ††	$12.03	($0.15)	[1]	$0.71	$0.56	-	-	-	-		$12.59

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	27.10%		$65	1.68%		(1.48%)		1.70%		157.70%
2005	(2.14%)		$51	1.71%		(1.61%)		1.72%		68.28%
2004 ††	4.99%	†	$53	1.62%	*	(1.57%)	*	1.63%	*	96.38%	†

Class C
2006	26.19%		$92	2.41%		(2.21%)		2.44%		157.70%
2005	(2.94%)		$51	2.46%		(2.36%)		2.47%		68.28%
2004 ††	4.66%	†	$52	2.37%	*	(2.32%)	*	2.38%	*	96.38%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Focused Fund
Class A
2006	$18.55	($0.03)	[1]	$1.81	$1.78	($0.04)	-	($0.04)	-	$20.29
2005	$17.17	$0.03	[1]	$1.35	$1.38	-	-	-	-	$18.55
2004 ††	$14.79	($0.03)	[1]	$2.41	$2.38	-	-	-	-	$17.17

Class C
2006	$18.34	($0.17)	[1]	$1.78	$1.61	-	-	-	-	$19.95
2005	$17.10	($0.10)	[1]	$1.34	$1.24	-	-	-	-	$18.34
2004 ††	$14.79	($0.09)	[1]	$2.40	$2.31	-	-	-	-	$17.10

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	9.59%		$69	1.64%		(0.15%)		1.72%		110.47%
2005	8.04%		$63	1.74%		0.20%		1.87%		192.04%
2004 ††	16.09%	†	$58	1.77%	*	(0.36%)	*	1.85%	*	240.63%	†

Class C
2006	8.78%		$67	2.39%		(0.90%)		2.47%		110.47%
2005	7.25%		$62	2.49%		(0.55%)		2.62%		192.04%
2004 ††	15.62%	†	$58	2.52%	*	(1.11%)	*	2.60%	*	240.63%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Growth Fund
Class A
2006	$18.29	($0.14)	[1]	$4.92	$4.78	-	-	-	-	$23.07
2005	$18.32	($0.25)	[1]	$0.22	($0.03)	-	-	-	-	$18.29
2004 ††	$16.68	($0.13)	[1]	$1.77	$1.64	-	-	-	-	$18.32

Class C
2006	$18.09	($0.30)	[1]	$4.85	$4.55	-	-	-	-	$22.64
2005	$18.25	($0.38)	[1]	$0.22	($0.16)	-	-	-	-	$18.09
2004 ††	$16.68	($0.20)	[1]	$1.77	$1.57	-	-	-	-	$18.25

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	26.13%		$224	1.55%		(0.67%)		1.57%		102.94%
2005	(0.16%)		$55	1.65%		(1.41%)		1.65%		36.93%
2004 ††	9.83%	†	$55	1.61%	*	(1.42%)	*	1.62%	*	163.61%	†

Class C
2006	25.15%		$68	2.34%		(1.53%)		2.36%		102.94%
2005	(0.88%)		$54	2.40%		(2.16%)		2.40%		36.93%
2004 ††	9.41%	†	$55	2.36%	*	(2.17%)	*	2.36%	*	163.61%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Return of Capital		Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Heitman REIT Fund
Class A
2006	$11.77	$0.07	[1]	$4.07		$4.14	($0.16)	($1.36)	($0.11)	[2]	($1.63)	-	$14.28
2005	$11.66	$0.27	[1]	$1.01	^	$1.28	($0.26)	($0.91)	-		($1.17)	-	$11.77
2004 ††	$9.84	$0.14	[1]	$2.02		$2.16	($0.20)	($0.12)	($0.02)	[2]	($0.34)	-	$11.66

Class C
2006	$11.75	($0.04)	[1]	$4.08		$4.04	($0.07)	($1.36)	($0.11)	[2]	($1.54)	-	$14.25
2005	$11.65	$0.18	[1]	$1.01	^	$1.19	($0.18)	($0.91)	-		($1.09)	-	$11.75
2004 ††	$9.84	$0.03	[1]	$2.09		$2.12	($0.17)	($0.12)	($0.02)	[2]	($0.31)	-	$11.65

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	37.16%		$267	1.56%		0.54%		1.56%		69.95%
2005	10.70%		$68	1.56%		2.27%		1.56%		82.58%
2004 ††	22.35%	†	$61	1.56%	*	2.63%	*	1.57%	*	78.20%	†

Class C
2006	36.17%		$533	2.31%		(0.28%)		2.31%		69.95%
2005	9.88%		$236	2.31%		1.54%		2.31%		82.58%
2004 ††	21.90%	†	$156	2.30%	*	0.63%	*	2.31%	*	78.20%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Large Cap Fund
Class A
2006	$12.12	$0.05	[1]	$0.99	$1.04	($0.04)	-	-	($0.04)	-	$13.12
2005	$11.92	$0.06	[1]	$0.24	$0.30	($0.10)	-	-	($0.10)	-	$12.12
2004 ††	$11.08	$0.05	[1]	$0.93	$0.98	($0.14)	-	-	($0.14)	-	$11.92

Class C
2006	$12.09	($0.05)	[1]	$0.98	$0.93	-	-	-	-	-	$13.02
2005	$11.89	($0.03)	[1]	$0.25	$0.22	($0.02)	-	-	($0.02)	-	$12.09
2004 ††	$11.08	$0.01	[1]	$0.92	$0.93	($0.12)	-	-	($0.12)	-	$11.89

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	8.61%		$61	1.48%		0.38%		1.49%		77.33%
2005	2.50%		$56	1.46%		0.47%		1.46%		152.98%
2004 ††	8.91%	†	$54	1.45%	*	0.86%	*	1.46%	*	252.96%	†

Class C
2006	7.69%		$59	2.23%		(0.37%)		2.24%		77.33%
2005	1.81%		$55	2.21%		(0.29%)		2.21%		152.98%
2004 ††	8.49%	†	$54	2.20%	*	0.11%	*	2.21%	*	252.96%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Large Cap Growth Fund
Class A
2006	$19.12	($0.15)	$3.70	$3.55	-	-	-	-	$22.67
2005	$19.77	($0.14)	($0.51)	($0.65)	-	-	-	-	$19.12
2004 †††	$17.45	($0.14)	$2.46	$2.32	-	-	-	-	$19.77

Class C
2006	$18.88	($0.30)	$3.64	$3.34	-	-	-	-	$22.22
2005	$19.67	($0.27)	($0.52)	($0.79)	-	-	-	-	$18.88
2004 †††	$17.45	($0.23)	$2.45	$2.22	-	-	-	-	$19.67

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	18.57%		$65	1.56%		(0.70%)		1.57%		110.59%
2005	(3.29%)		$55	1.57%		(0.72%)		1.57%		35.70%
2004 †††	13.30%	†	$77	1.58%	*	(1.09%)	*	1.59%	*	63.17%	†

Class C
2006	17.69%		$79	2.31%		(1.44%)		2.32%		110.59%
2005	(4.02%)		$67	2.32%		(1.40%)		2.32%		35.70%
2004 †††	12.72%	†	$56	2.33%	*	(1.83%)	*	2.34%	*	63.17%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Large Cap Growth Concentrated
Class A
2006	$13.97	($0.17)	$3.86	$3.69	-	-		-	$17.66
2005	$15.10	($0.13)	($1.00)	($1.13)	-	-	-	-	$13.97
2004 ††	$13.31	($0.12)	$1.91	$1.79	-	-	-	-	$15.10
							-
Class C
2006	$13.82	($0.29)	$3.81	$3.52	-	-	-	-	$17.34
2005	$15.05	($0.24)	($0.99)	($1.23)	-	-	-	-	$13.82
2004 ††	$13.31	($0.17)	$1.91	$1.74	-	-	-	-	$15.05

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	26.41%		$84	1.64%		(1.05%)		1.68%		128.58%
2005	(7.48%)		$52	1.71%		(0.88%)		1.71%		41.95%
2004 ††	13.45%	†	$57	1.70%	*	(1.56%)	*	1.71%	*	73.65%	†

Class C
2006	25.47%		$110	2.41%		(1.84%)		2.44%		128.58%
2005	(8.17%)		$62	2.46%		(1.60%)		2.46%		41.95%
2004 ††	13.07%	†	$57	2.45%	*	(2.31%)	*	2.46%	*	73.65%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Mid-Cap Fund
Class A
2006	$17.88	($0.09)	[1]	$3.07	$2.98	-	($1.54)	($1.54)	-	$19.32
2005	$17.90	($0.07)	[1]	$1.71	$1.64	-	($1.66)	($1.66)	-	$17.88
2004 †††	$14.59	($0.08)	[1]	$3.39	$3.31	-	-	-	-	$17.90

Class C
2006	$17.66	($0.23)	[1]	$3.03	$2.80	-	($1.54)	($1.54)	-	$18.92
2005	$17.82	($0.18)	[1]	$1.68	$1.50	-	($1.66)	($1.66)	-	$17.66
2004 †††	$14.59	($0.16)	[1]	$3.39	$3.23	-	-	-	-	$17.82

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	17.23%		$199	1.58%		(0.49%)		1.60%		81.91%
2005	9.26%		$258	1.58%		(0.39%)		1.58%		116.71%
2004 †††	22.69%	†	$191	1.62%	*	(0.69%)	*	1.63%	*	143.80%	†

Class C
2006	16.41%		$290	2.31%		(1.25%)		2.34%		81.91%
2005	8.50%		$169	2.33%		(1.01%)		2.33%		116.71%
2004 †††	22.14%	†	$92	2.37%	*	(1.43%)	*	2.38%	*	143.80%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Select Growth Fund
Class A
2006	$19.87	($0.25)	[1]	$4.85	$4.60	-	-	-	-	$24.47
2005	$20.88	($0.31)	[1]	($0.70)	($1.01)	-	-	-	-	$19.87
2004 ††	$19.43	($0.18)	[1]	$1.63	$1.45	-	-	-	-	$20.88

Class C
2006	$19.65	($0.41)	[1]	$4.77	$4.36	-	-	-	-	$24.01
2005	$20.80	($0.46)	[1]	($0.69)	($1.15)	-	-	-	-	$19.65
2004 ††	$19.43	($0.26)	[1]	$1.63	$1.37	-	-	-	-	$20.80

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	23.15%		$63	1.71%		(1.14%)		1.76%		157.84%
2005	(4.84%)		$51	1.78%		(1.52%)		1.78%		141.68%
2004 ††	7.46%	†	$54	1.76%	*	(1.68%)	*	1.77%	*	179.85%	†

Class C
2006	22.19%		$62	2.46%		(1.90%)		2.51%		157.84%
2005	(5.53%)		$51	2.53%		(2.27%)		2.53%		141.68%
2004 ††	7.05%	†	$54	2.51%	*	(2.43%)	*	2.52%	*	179.85%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Small Cap Fund
Class A
2006	$22.08	($0.12)	[1]	$2.94	$2.82	-	-	-	-	$24.90
2005	$20.27	($0.25)	[1]	$2.06	$1.81	-	-	-	-	$22.08
2004 ††	$16.80	($0.11)	[1]	$3.58	$3.47	-	-	-	-	$20.27

Class C
2006	$21.84	($0.29)	[1]	$2.89	$2.60	-	-	-	-	$24.44
2005	$20.19	($0.40)	[1]	$2.05	$1.65	-	-	-	-	$21.84
2004 ††	$16.80	($0.18)	[1]	$3.57	$3.39	-	-	-	-	$20.19

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	12.77%		$98	1.68%		(0.53%)		1.89%		116.13%
2005	8.93%		$78	1.75%		(1.23%)		1.86%		98.18%
2004 ††	20.65%	†	$60	1.74%	*	(1.16%)	*	1.83%	*	116.57%	†

Class C
2006	11.90%		$79	2.44%		(1.29%)		2.64%		116.13%
2005	8.17%		$71	2.50%		(1.98%)		2.61%		98.18%
2004 ††	20.18%	†	$60	2.49%	*	(1.91%)	*	2.58%	*	116.57%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Strategic Small Company Fund
Class A
2006	$14.41	($0.16)	[1]	$3.06	$2.90	-	-	-	-	$17.31
2005	$13.66	($0.19)	[1]	$0.94	$0.75	-	-	-	-	$14.41
2004 †††	$11.72	($0.13)	[1]	$2.07	$1.94	-	-	-	-	$13.66

Class C
2006	$14.23	($0.28)	[1]	$3.02	$2.74	-	-	-	-	$16.97
2005	$13.59	($0.29)	[1]	$0.93	$0.64	-	-	-	-	$14.23
2004 †††	$11.72	($0.19)	[1]	$2.06	$1.87	-	-	-	-	$13.59

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	20.12%		$233	1.70%		(1.00%)		1.78%		148.73%
2005	5.49%		$62	1.75%		(1.42%)		1.86%		80.38%
2004 †††	16.55%	†	$65	1.75%	*	(1.43%)	*	1.87%	*	96.80%	†

Class C
2006	19.26%		$81	2.46%		(1.81%)		2.54%		148.73%
2005	4.71%		$68	2.50%		(2.16%)		2.61%		80.38%
2004 †††	15.96%	†	$58	2.50%	*	(2.18%)	*	2.62%	*	96.80%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual TS&W Small Cap Value Fund
Class A
2006	$25.08	($0.21)	[1]	$5.53	$5.32	-	($2.47)	($2.47)	-	$27.93
2005	$20.76	($0.22)	[1]	$4.73	$4.95	-	($0.41)	($0.41)	-	$25.08
2004 †††	$16.20	($0.08)	[1]	$4.80	$4.72	-	($0.16)	($0.16)	-	$20.76

Class C
2006	$24.76	($0.40)	[1]	$5.43	$5.03	-	($2.47)	($2.47)	-	$27.32
2005	$20.65	($0.40)	[1]	$4.92	$4.52	-	($0.41)	($0.41)	-	$24.76
2004 †††	$16.20	($0.18)	[1]	$4.79	$4.61	-	($0.16)	($0.16)	-	$20.65

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	22.39%		$975	1.70%		(0.81%)		1.71%		41.45%
2005	22.88%		$833	1.76%		(0.93%)		1.78%		27.69%
2004 †††	29.26%	†	$198	1.75%	*	(0.68%)	*	1.99%	*	27.33%	†

Class C
2006	21.48%		$1,139	2.45%		(1.56%)		2.47%		41.45%
2005	21.99%		$1,016	2.51%		(1.69%)		2.52%		27.69%
2004 †††	28.58%	†	$153	2.50%	*	(1.43%)	*	2.74%	*	27.33%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Dwight Intermediate Fixed Income Fund
Class A
2006	$10.12	$0.37	[1]	($0.13)	$0.24	($0.37)	($0.02)	($0.39)	-	$9.97
2005	$10.30	$0.32	[1]	$0.03	$0.35	($0.33)	($0.20)	($0.53)	-	$10.12
2004 †††	$10.00	$0.21	[1]	$0.38	$0.59	($0.21)	($0.08)	($0.29)	-	$10.30

Class C
2006	$10.12	$0.29	[1]	($0.11)	$0.18	($0.30)	($0.02)	($0.32)	-	$9.98
2005	$10.29	$0.24	[1]	$0.05	$0.29	($0.26)	($0.20)	($0.46)	-	$10.12
2004 †††	$10.00	$0.16	[1]	$0.37	$0.53	($0.16)	($0.08)	($0.24)	-	$10.29

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	2.45%		$56	1.10%		3.63%		2.00%		435.30%
2005	3.46%		$55	1.10%		3.13%		2.30%		350.28%
2004 †††	6.00%	†	$53	1.10%	*	3.05%	*	2.60%	*	258.83%	†

Class C
2006	1.78%		$55	1.85%		2.90%		2.73%		435.30%
2005	2.79%		$68	1.85%		2.38%		3.05%		350.28%
2004 †††	5.36%	†	$66	1.85%	*	2.37%	*	3.37%	*	258.83%	†

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Redemption Fees	Reverse Stock Split	Net Asset Value End of Period
Old Mutual Dwight Short Term Fixed Income
Class A
2006	$9.82	$0.27	[1]	($0.04)		$0.23	($0.28)	-	-	($0.28)	-	-	$9.77
2005	$10.00	$0.21	[1]	($0.13)	#	$0.08	($0.22)	($0.04)	-	($0.26)	-	-	$9.82
2004 †††	$10.00	$0.17	[1]	$0.03		$0.20	($0.17)	-	($0.03)	($0.20)	-	-	$10.00

Class C
2006	$9.82	$0.23	[1]	($0.05)		$0.18	($0.23)	-	-	($0.23)	-	-	$9.77
2005	$10.00	$0.16	[1]	($0.13)	#	$0.03	($0.17)	($0.04)	-	($0.21)	-	-	$9.82
2004 †††	$10.00	$0.14	[1]	$0.02		$0.16	($0.13)	-	($0.03)	($0.16)	-	-	$10.00

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^		Portfolio Turnover Rate
Class A
2006	2.38%		$53	0.99%		2.79%		1.17%		196.42%
2005	0.87%	<	$52	1.05%		2.12%		1.39%		400.26%
2004 †††	1.99%	†	$51	1.25%	*	2.52%	*	1.52%	*	257.21%	†

Class C
2006	1.87%		$52	1.49%		2.29%		1.67%		196.42%
2005	0.36%	<	$51	1.55%		1.62%		1.89%		400.26%
2004 †††	1.65%	†	$51	1.75%	*	2.02%	*	2.02%	*	257.21%	†

*	Annualized.
**	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
^

In addition to the net realized and unrealized losses on investments as set forth in the Statement of Operations, this amount includes an increase in net asset value per share resulting from the timing of sales and redemptions of shares in relation to fluctuating market values for the Fund’s investments.

#

The impact of the payment from an affiliate increased the Realized and Unrealized Gains on Securities by $0.07 per share. Prior to August 9, 2004, the PBHG IRA Capital Preservation Fund (“IRA Capital Preservation Fund”) (which changed its investment objective and name effective October 19, 2004 to the Dwight Short Term Fixed Income Fund) entered into Wrapper Agreements with insurance companies, banks or other financial institutions. On August 6, 2004, the Board determined to seek shareholder approval to change the investment objective of the IRA Capital Preservation Fund into a fund with a variable net asset value per share which seeks to provide high income while managing its portfolio in a manner consistent with maintaining a relatively high degree of stability of shareholders’ capital. This investment objective is sought by investing mainly in high quality bonds with short average remaining maturities. Shareholder approval of the change in investment objective was received on October 1, 2004. On August 9, 2004, the wrapper agreements were terminated by the IRA Capital Preservation Fund. The IRA Capital Preservation Fund received a simultaneous contribution of cash in the amount of $7,419,588 from Liberty Ridge, the Fund’s former adviser. The cash was contributed to offset the IRA Capital Preservation Fund’s obligations under the wrapper agreements to the issuers of the wrapper agreements, and to assist the IRA Capital Preservation Fund in maintaining its net asset value per share for each class of shares at $10.00. During the period August 10, 2004 through October 18, 2004 (“Interim Period”), the IRA Capital Preservation Fund sought to continue to provide a stable net asset value of $10.00 per share by investing in short-term fixed income instruments with less than 60 days to maturity. As a result, the dividend yield during the Interim Period was less than dividend yields during the first seven months of 2004. During the Interim Period, the former adviser undertook to waive the entire amount of its investment advisory fee. After the end of this Interim Period, the Dwight Short Term Fixed Income Fund began investing in fixed income instruments with greater than 60 days to maturity.

<

A percentage of the total return consists of a payment from the Advisor. Excluding the payment by affiliate the total return would have been 0.30%,0.16%,0.15%,and (0.35)% for the Class Z, Advisor Class, Class A, and Class C, respectively.

^^

The Trust incurred legal, printing and audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described the “Litigation” section of this prospectus. The former adviser paid these expenses on behalf of the Trust. Had the former adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the year ended March 31, 2005 and 2004.

1	Per share calculations were performed using average shares for the period.
2	Historically, the Heitman REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.

Amounts designated as “—”are either $0 or have been rounded to $0.

FOR MORE INFORMATION

For investors who want more information about OMAF II and its Funds, the following documents are available free upon request:

Statement of Additional Information

The SAI provides more information about the Funds and is incorporated into this Prospectus by reference.

Annual and Semiannual Reports

The Annual and Semiannual Reports provide financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the period.

To obtain a copy of the SAI, Annual and Semiannual Reports, or other information and for shareholder inquiries, contact Old Mutual Advisor Funds II:

By Telephone:	1-800-433-0051

By Mail:	Old Mutual Advisor Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Via the Internet:
Old Mutual Advisor Funds II Website	www.oldmutualcapital.com
EDGAR database on the SEC Website	www.sec.gov

By E-mail or in Person from the SEC:
(you will pay a copying fee for this service)	E-mail the SEC at publicinfo@sec.gov

Visit or write:	SEC Public Reference Section, Room 1580 Washington, D.C. 20549-0102

Call 1-202-551-5850 for information about the operation of the Public Reference Room

INVESTMENT ADVISER

Old Mutual Capital, Inc.

DISTRIBUTOR

Old Mutual Investment Partners

SEC File Number 811-04391

________________________________________________

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

D-06-472 07/2006

OLD MUTUAL ADVISOR FUNDS II

JUNE 30, 2006 PROSPECTUS AS SUPPLEMENTED THROUGH JULY 25, 2006

CLASS Z AND ADVISOR CLASS SHARES

Equity Funds
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Columbus Circle Technology and Communications Fund
Old Mutual Emerging Growth Fund
Old Mutual Focused Fund
Old Mutual Growth Fund
Old Mutual Heitman REIT Fund
Old Mutual Large Cap Fund
Old Mutual Large Cap Growth Fund
Old Mutual Large Cap Growth Concentrated Fund
Old Mutual Mid-Cap Fund
Old Mutual Select Growth Fund
Old Mutual Small Cap Fund
Old Mutual Strategic Small Company Fund
Old Mutual TS&W Small Cap Value Fund

Fixed-Income Funds
Old Mutual Cash Reserves Fund
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether the information contained in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Page

INTRODUCTION	1
FUND SUMMARIES	3
Old Mutual Analytic U.S. Long/Short Fund	3
Old Mutual Barrow Hanley Value Fund	9
Old Mutual Columbus Circle Technology and Communications Fund	14
Old Mutual Emerging Growth Fund	20
Old Mutual Focused Fund	25
Old Mutual Growth Fund	30
Old Mutual Heitman REIT Fund	35
Old Mutual Large Cap Fund	41
Old Mutual Large Cap Growth Fund	46
Old Mutual Large Cap Growth Concentrated Fund	51
Old Mutual Mid-Cap Fund	56
Old Mutual Select Growth Fund	61
Old Mutual Small Cap Fund	66
Old Mutual Strategic Small Company Fund	71
Old Mutual TS&W Small Cap Value Fund	76
Old Mutual Cash Reserves Fund	81
Old Mutual Dwight Intermediate Fixed Income Fund	86
Old Mutual Dwight Short Term Fixed Income Fund	91
MORE ABOUT THE FUNDS	97
Investment Strategies and Risks	97
More About Investment Strategies and Risks	102
Non-Fundamental Investment Policy	103
Sub-Adviser Allocations	103
Disclosure of Portfolio Holdings	104
THE INVESTMENT ADVISER & SUB-ADVISERS	104
The Investment Adviser	104
The Sub-Advisers	105
Litigation	107
Management Fees	108
The Portfolio Managers	109
ABOUT YOUR INVESTMENT	114
Your Share Price	114
Valuing Portfolio Securities	115
INVESTING IN THE FUNDS	116
Policy Regarding Excessive or Short-Term Trading	116
Choosing a Share Class	118
Buying Shares	118
Selling Shares	120
General Policies	121

Distribution and Taxes	124
Revenue Sharing	125
FINANCIAL HIGHLIGHTS	127

2

INTRODUCTION

An Introduction to Old Mutual Advisor Funds II® and this Prospectus

Old Mutual Advisor Funds II® (“OMAF II” or the “Trust”) is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities called mutual funds. This Prospectus offers the following classes of shares of each Fund listed on the cover (each a “Fund” and collectively the “Funds”):

Fund	Share Classes Offered
Equity Funds
Analytic U.S. Long/Short Fund	Class Z
Barrow Hanley Value Fund	Class Z and Advisor Class
Columbus Circle Technology and Communications Fund	Class Z and Advisor Class
Emerging Growth Fund	Class Z
Focused Fund	Class Z
Growth Fund	Class Z and Advisor Class
Heitman REIT Fund	Class Z and Advisor Class
Large Cap Fund	Class Z and Advisor Class
Large Cap Growth Fund	Class Z and Advisor Class
Large Cap Growth Concentrated Fund	Class Z and Advisor Class
Mid-Cap Fund	Class Z and Advisor Class
Select Growth Fund	Class Z
Small Cap Fund	Class Z and Advisor Class
Strategic Small Company Fund	Class Z and Advisor Class
TS&W Small Cap Value Fund	Class Z

Fixed Income Funds

1

Cash Reserves Fund	Class Z
Dwight Intermediate Fixed Income Fund	Class Z
Dwight Short Term Fixed Income Fund	Class Z and Advisor Class

This Prospectus contains important information you should know before investing in a Fund and if you are a shareholder in a Fund. The information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

Fund Summaries

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund’s goal matches your own. A description of each Fund’s goal, principal investment strategies, main risks of investing, and fees and expenses are described under the Fund Summaries section of this Prospectus. Additional information about the Funds’ investment strategies is described in the More About the Funds section of this Prospectus.

The OMAF II Funds that primarily invest in equities (“Equity Funds”) are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Funds also may not be suitable for investors who require regular income.

The OMAF II Funds that primarily invest in fixed income securities (“Fixed Income Funds”) are designed for more conservative investors who seek current income from their investments. These Funds may be suitable for investors who require greater stability of principal than equity funds or who are pursuing a short-term investment goal, such as investing emergency reserves.

Investment Adviser and Sub-Advisers

Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) is the investment adviser for each Fund. Old Mutual Capital has retained the following sub-advisers to assist in managing the Funds: Analytic Investors, Inc. (“Analytic”); Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”); CastleArk Management, LLC (“CastleArk”); Columbus Circle Investors (“Columbus Circle”); Copper Rock Capital Partners, LLC (“Copper Rock”); Dwight Asset Management Company (“Dwight”); Eagle Asset Management, Inc. (“Eagle”); Heitman Real Estate Securities, LLC (“Heitman”); Liberty Ridge Capital, Inc. (“Liberty Ridge”); Munder Capital Management (“Munder”); Thompson, Siegel & Walmsley, Inc. (“TS&W”); Turner Investment Partners, Inc. (“Turner”); and Wellington Management Company, LLP (“Wellington”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”). For information about the Adviser and the Sub-Advisers, see the Investment Adviser & Sub-Advisers sections of this Prospectus.

[On side panel: What the Funds Are – And Are Not

These Funds are mutual funds – pooled investments that are professionally managed and provide you the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although as

2

with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Market Capitalizations

The Funds that primarily invest in small-cap companies will generally maintain an average market capitalization below $2.5 billion, although a Fund may invest in companies outside this range. The Funds that primarily invest in mid-cap companies will normally maintain an average market capitalization between $2.5 billion and $10 billion and the Funds that primarily invest in large-cap companies will generally maintain an average market capitalization above $10 billion, although a Fund may invest outside of these ranges.]

3

FUND SUMMARIES

Old Mutual Analytic U.S. Long/Short Fund

Morningstar Category: Large Blend	Sub-Adviser: Analytic Investors, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total returns. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the Fund may invest in companies of any size, it generally invests in large and mid-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

The Fund may invest in long and short positions of publicly traded equity securities. The Fund’s long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The Fund buys securities “long” that Analytic, the Fund’s Sub-Adviser, believes will outperform and sells securities “short” that Analytic believes will underperform. This is not a market neutral strategy.

The Fund generally takes long equity positions equal to approximately 120% of the Fund’s equity assets excluding cash, and short equity positions equal to approximately 20% of the Fund’s equity assets at the time of investment, although the Fund’s long-short exposure will vary over time based on Analytic’s assessment of market conditions and other factors. The Fund’s long equity exposure ordinarily ranges from 110% to 125% of the Fund’s net assets and its short equity exposure ordinarily ranges from 10% to 33% of the Fund’s net assets. The cash received from short sales may be used to invest in long equity positions. Analytic will normally maintain long and short positions such that the Fund’s net long equity exposure (i.e., the percentage of long equity positions minus the percentage of short equity positions) does not exceed 100% of the Fund’s net assets.

[On side panel: Selling Short

When the Fund sells a security short, it borrows the security from a third party and sells it at the then-current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

4

Short Sales Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from deceases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Leverage Risk. By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value (“NAV”) greater than without the use of leverage. This could result in increased volatility of returns.

[On side panel: Net Asset Value (“NAV”)

A fund’s NAV is the dollar value of a single fund share, and is based on the fund’s assets minus its liabilities divided by the number of shares outstanding. The value of a single share is also called the share value or share price.]

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing the changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Data prior to January 11, 2002, includes performance of a predecessor fund. The predecessor fund was managed by Analytic and had investment goals, strategies and policies that were substantially similar to the Fund’s. The Fund was previously known as the Old Mutual Analytic Defensive Equity Fund and prior to March, 2006, the Fund did not take short positions as part of its main investment strategies. The Fund’s performance prior to March, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to difference in fees and expenses. Currently, the Fund does not offer Advisor Class shares.

5

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1996	22.98%
1997	29.83%
1998	37.82%
1999	20.06%
2000	-9.33%
2001	-6.22%
2002	-25.47%
2003	29.04%
2004	9.24%
2005	6.68%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 3.91%.

Best Quarter:	Q4 1998	20.50%

Worst Quarter:	Q3 2002	-18.60%

The table below provides average annual total return information for the Fund’s Class Z shares. Because the Fund does not currently offer Advisor Class shares, the average annual total returns data does not reflect Advisor Class performance. The Fund’s average annual total return is compared to the Standard and Poor’s (“S&P”) 500 Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries.

Average Annual Total Returns as of December 31, 2005

	Past	Past	Past
	1 Year	5 Years	10 Years
Analytic U.S. Long/Short Fund - Class Z
Before Taxes	6.68%	1.00%	9.67%

Analytic U.S. Long/Short Fund - Class Z
After Taxes on Distributions	6.41%	0.79%	7.66%

Analytic U.S. Long/Short Fund - Class Z
After Taxes on Distributions and
Sale of Fund Shares	4.34%	0.74%	7.21%

S&P 500 Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	4.91%	0.54%	9.07%

6

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%(2)	0.80%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses
Dividend Expenses on Short Sales	0.24%(3)	0.24%(3)
Interest Expense	0.08%	0.08%
Other Operating Expenses	0.30%(2)	0.30%(2)
Total Annual Operating Expenses including
Dividend Expense on Short Sales	1.42%	1.67%
Expense (Reduction)/Recoupment	(0.14)%	(0.14)%
Net Annual Operating Expenses including Dividend Expense on Short Sales	1.28%(4)	1.53%(4)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Operating Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund. Because the Fund does not currently offer Advisor Class shares, “Other Operating Expenses” for Advisor Class shares are based on expenses of the Fund’s Class Z shares.

(3)	Old Mutual Capital has contractually agreed to limit the Fund’s Dividend Expenses on Short Sale Expense to 0.10% through June 30, 2007.

7

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage, dividend expenses on short sales, and extraordinary expenses) do not exceed 1.10% and 1.35% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.10% and 1.35% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

[On side panel: Operating Expenses

The operating expenses of a mutual fund generally include management fees, overhead, taxes, brokerage fees, 12b-1 fees and legal and audit fees.]

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$130	$435	$763	$1,691
Advisor Class	$156	$514	$896	$1,966

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

Initial Hypothetical $10,000 Investment	5% Assumed Rate of Return

8

Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.28%	3.72%	$10,372	$130
2	10.25%	1.42%	7.43%	$10,743	$150
3	15.76%	1.42%	11.28%	$11,128	$155
4	21.55%	1.42%	15.26%	$11,526	$161
5	27.63%	1.42%	19.39%	$11,939	$167
6	34.01%	1.42%	23.66%	$12,366	$173
7	40.71%	1.42%	28.09%	$12,809	$179
8	47.75%	1.42%	32.68%	$13,268	$185
9	55.13%	1.42%	37.43%	$13,743	$192
10	62.89%	1.42%	42.35%	$14,235	$199
Total Gain After Fees and Expenses				$4,235
Total Annual Fees & Expenses					$1,691

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.53%	3.47%	$10,347	$156
2	10.25%	1.67%	6.92%	$10,692	$176

9

3	15.76%	1.67%	10.48%	$11,048	$182
4	21.55%	1.67%	14.15%	$11,415	$188
5	27.63%	1.67%	17.96%	$11,795	$194
6	34.01%	1.67%	21.88%	$12,188	$200
7	40.71%	1.67%	25.94%	$12,594	$207
8	47.75%	1.67%	30.14%	$13,014	$214
9	55.13%	1.67%	34.47%	$13,447	$221
10	62.89%	1.67%	38.95%	$13,895	$228
Total Gain After Fees and Expenses				$3,895
Total Annual Fees & Expenses					$1,966

10

Old Mutual Barrow Hanley Value Fund

Morningstar Category: Large Value	Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests in equity securities of large and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of Barrow Hanley, the Fund’s Sub-Adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Common Stock

A common stock is a security representing ownership rights in a company. A shareholder is entitled to share in the company’s profits, some of which may be paid out as dividends.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

11

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Data prior to December 14, 2001 includes performance of a predecessor fund, whose inception date was September 10, 1998. The predecessor fund had investment goals, strategies and policies that were substantially similar to the Fund’s. The Fund was previously known as the Clipper Focus Fund and prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Adviser. The Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1999	-1.88%
2000	44.29%
2001	11.93%
2002	-10.46%
2003	25.46%
2004	6.82%
2005	-0.99%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 1.47%.

Best Quarter:	Q3 2000	20.56%

Worst Quarter:	Q3 2002	-15.95%

The table below provides average annual total return information for the Fund’s Class Z and Advisor Class shares. The Fund’s average annual total return is compared to the returns of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries.

Average Annual Total Returns as of December 31, 2005

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Barrow Hanley Value Fund - Class Z
Before Taxes	9/10/98	-0.99%	5.87%	11.53%

Barrow Hanley Value Fund - Class Z
After Taxes on Distributions	9/10/98	-1.85%	4.47%	10.14%

Barrow Hanley Value Fund - Class Z*
After Taxes on Distributions and
Sale of Fund Shares	9/10/98	0.12%	4.30%	9.37%

Barrow Hanley Value Fund - Advisor Class
Before Taxes	6/30/03	-1.23%	N/A	8.48%

12

S&P 500 Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	9/10/98	4.91%	0.54%	4.96%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class Z shares. After-tax performance for the Fund’s Advisor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[On side panel: Total Return

A fund’s total return is the percentage change, over a specified period of time, in a fund’s NAV, assuming the reinvestment of all distributions of dividends and capital gains.]

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%(2)	1.00%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.34%(2)	0.34%(2)
Total Annual Operating Expenses	1.34%	1.59%
Expense (Reduction)/Recoupment	-0.24%	-0.24%
Net Annual Operating Expenses	1.10%(3)	1.35%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional

13

transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.10% and 1.35% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.10% and 1.35% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$112	$350	$661	$1,546
Advisor Class	$137	$428	$794	$1,825

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

14

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.10%	3.90%	$10,390	$112
2	10.25%	1.10%	7.95%	$10,795	$117
3	15.76%	1.10%	12.16%	$11,216	$121
4	21.55%	1.34%	16.27%	$11,627	$153
5	27.63%	1.34%	20.52%	$12,052	$159
6	34.01%	1.34%	24.93%	$12,493	$164
7	40.71%	1.34%	29.51%	$12,951	$170
8	47.75%	1.34%	34.25%	$13,425	$177
9	55.13%	1.34%	39.16%	$13,916	$183
10	62.89%	1.34%	44.25%	$14,425	$190
Total Gain After Fees and Expenses				$4,425
Total Annual Fees & Expenses					$1,546

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.35%	3.65%	$10,365	$137

15

2	10.25%	1.35%	7.43%	$10,743	$142
3	15.76%	1.35%	11.35%	$11,135	$148
4	21.55%	1.59%	15.15%	$11,515	$180
5	27.63%	1.59%	19.08%	$11,908	$186
6	34.01%	1.59%	23.14%	$12,314	$193
7	40.71%	1.59%	27.34%	$12,734	$199
8	47.75%	1.59%	31.68%	$13,168	$206
9	55.13%	1.59%	36.17%	$13,617	$213
10	62.89%	1.59%	40.81%	$14,081	$220
Total Gain After Fees and Expenses				$4,081
Total Annual Fees & Expenses					$1,824

16

Old Mutual Columbus Circle Technology and Communications Fund

Morningstar Category: Specialty – Technology	Sub-Adviser: Columbus Circle Investors

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. Current income is incidental to the Fund’s goal. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in the technology and communications sectors of the stock market. The Fund is concentrated, which means it will invest 25% or more of its total assets in the group of industries within those sectors. The Fund’s holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Technology and Communications Industries

Industries in the Technology sector include Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Equipment Manufacturers, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. Industries in the Communications sector include Alternative Carriers, Integrated Telecommunications Services, and Wireless Telecommunication Services.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain industries within the technology and communications sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. The Fund’s performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition and government regulation.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.

Small and Mid-Cap Company Risk. The Fund may invest in small-cap and mid-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading

17

markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund’s performance prior to November 2, 1999 may not be indicative of how it will perform in the future. Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1996	54.42%
1997	3.32%
1998	26.00%
1999	243.89%
2000	-43.69%
2001	-52.38%
2002	-54.48%
2003	44.91%
2004	5.18%
2005	9.23%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 4.99%.

Best Quarter:	Q4 1999	111.54%

Worst Quarter:	Q4 2000	-50.95%

The table below provides average annual total return information for the Fund’s Class Z and Advisor Class. The Fund’s average annual total return is compared to the NYSE Arca Tech 100® (formerly the PSE Technology Index), a price-weighted index of the top 100 U.S. technology stocks from 16 different industries within the technology sector.

18

Average Annual Total Returns as of December 31, 2005

	Inception	Past	Past	Past
	Date	1 Year	5 Years	10 Years or Since Inception+
Columbus Circle Technology and Communications Fund - Class Z
Before Taxes	9/30/95	9.23%	-18.44%	3.46%

Columbus Circle Technology and Communications Fund - Class Z
After Taxes on Distributions	9/30/95	9.23%	-18.44%	2.44%

Columbus Circle Technology and Communications Fund - Class Z*
After Taxes on Distributions and
Sale of Fund Shares	9/30/95	6.00%	-14.51%	2.91%

Columbus Circle Technology and Communications Fund - Advisor Class
Before Taxes	12/29/00	8.97%	-18.64%	-18.62%

NYSE Arca Tech 100 Index®
(Reflects No Deduction for
Fees, Expenses or Taxes)		7.80%	0.84%	15.62%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

+	Returns are for past 10 years or since inception, whichever is lesser. Index returns are for past 10 years.

After-tax performance is shown for Class Z shares. After-tax performance for Advisor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

19

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(2)	0.95%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.67%(2)	0.67%(2)
Total Annual Operating Expenses	1.62%	1.87%
Expense (Reduction)/Recoupment	-0.17%	-0.17%
Net Annual Operating Expenses	1.45%(3)	1.70%(3)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.45% and 1.70% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.45% and 1.70% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

20

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$148	$459	$831	$1,876
Advisor Class	$173	$536	$961	$2,147

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.45%	3.55%	$10,355	$148
2	10.25%	1.45%	7.23%	$10,723	$153
3	15.76%	1.45%	11.03%	$11,103	$158
4	21.55%	1.62%	14.79%	$11,479	$183
5	27.63%	1.62%	18.67%	$11,867	$189
6	34.01%	1.62%	22.68%	$12,268	$195
7	40.71%	1.62%	26.82%	$12,682	$202
8	47.75%	1.62%	31.11%	$13,110	$209
9	55.13%	1.62%	35.54%	$13,554	$216
10	62.89%	1.62%	40.12%	$14,012	$223

21

Total Gain After Fees and Expenses	$4,012
Total Annual Fees & Expenses		$1,876

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.70%	3.30%	$10,330	$173
2	10.25%	1.70%	6.71%	$10,671	$179
3	15.76%	1.70%	10.23%	$11,023	$184
4	21.55%	1.87%	13.68%	$11,368	$209
5	27.63%	1.87%	17.24%	$11,724	$216
6	34.01%	1.87%	20.91%	$12,091	$223
7	40.71%	1.87%	24.69%	$12,469	$230
8	47.75%	1.87%	28.60%	$12,860	$237
9	55.13%	1.87%	32.62%	$13,262	$244
10	62.89%	1.87%	36.77%	$13,677	$252
Total Gain After Fees and Expenses				$3,677
Total Annual Fees & Expenses					$2,147

22

Old Mutual Emerging Growth Fund

Morningstar Category: Small Growth	Sub-Adviser: Copper Rock Capital Partners, LLC

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics at the time of purchase. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Emerging Growth Companies

Growth funds generally focus on stocks of companies believed to have above average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above average prices in relation to such measures as earnings and book value. Emerging growth companies are generally those growth companies that are less mature and appear to have the potential for rapid growth.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Small Company Risk. The Fund primarily invests in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect reinvestment of dividends and capital gains distributions.

23

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses. Currently, the Fund does not offer Advisor Class shares.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1996	17.08%
1997	-3.67%
1998	3.00%
1999	48.34%
2000	-25.22%
2001	-32.56%
2002	-47.60%
2003	56.62%
2004	0.68%
2005	6.73%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 12.11%.

Best Quarter:	Q4 1999	45.85%

Worst Quarter:	Q3 2001	-34.44%

The table below provides average annual total return information for the Fund’s Class Z shares. Because the Fund does not currently offer Advisor Class shares, the average annual total returns data does not reflect Advisor Class performance. The Fund’s average annual total return is compared to the Russell 2000® Growth Index, a widely recognized, unmanaged index that tracks the performance of the securities of 2,000 small-cap companies in the Russell 2000® Index with greater-than-average growth characteristics.

Average Annual Total Returns as of December 31, 2005

	Past	Past	Past
	1 Year	5 Years	10 Years
Emerging Growth Fund - Class Z
Before Taxes	6.73%	-9.87%	-2.62%

Emerging Growth Fund - Class Z
After Taxes on Distributions	6.73%	-9.87%	-3.03%

Emerging Growth Fund - Class Z*
After Taxes on Distributions
and Sale of Fund Shares	4.37%	-8.10%	-2.24%

24

Russell 2000® Growth Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	4.15%	2.28%	4.69%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(2)	0.95%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.52%(2)	0.52%(2)
Total Annual Operating Expenses	1.47%	1.72%
Expense (Reduction)/Recoupment	-0.17%	-0.17%
Net Annual Operating Expenses	1.30%(3)	1.55%(3)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund. Because the Fund does not currently offer

25

Advisor Class shares, “Other Expenses” for Advisor Class shares are based on expenses of the Fund’s Class Z shares.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.30% and 1.55% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.30% and 1.55% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former investment adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$132	$412	$752	$1,710
Advisor Class	$158	$490	$883	$1,985

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

Initial Hypothetical $10,000 Investment	5% Assumed Rate of Return

26

Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.30%	3.70%	$10,370	$132
2	10.25%	1.30%	7.54%	$10,754	$137
3	15.76%	1.30%	11.52%	$11,152	$142
4	21.55%	1.47%	15.45%	$11,545	$167
5	27.63%	1.47%	19.53%	$11,953	$173
6	34.01%	1.47%	23.75%	$12,375	$179
7	40.71%	1.47%	28.12%	$12,812	$185
8	47.75%	1.47%	32.64%	$13,264	$192
9	55.13%	1.47%	37.32%	$13,732	$198
10	62.89%	1.47%	42.17%	$14,217	$205
Total Gain After Fees and Expenses				$4,217
Total Annual Fees & Expenses					$1,710

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.55%	3.45%	$10,345	$158
2	10.25%	1.55%	7.02%	$10,702	$163
3	15.76%	1.55%	10.71%	$11,071	$169
4	21.55%	1.72%	14.34%	$11,434	$194

27

5	27.63%	1.72%	18.09%	$11,809	$200
6	34.01%	1.72%	21.97%	$12,197	$206
7	40.71%	1.72%	25.97%	$12,597	$213
8	47.75%	1.72%	30.10%	$13,010	$220
9	55.13%	1.72%	34.37%	$13,437	$227
10	62.89%	1.72%	38.77%	$13,877	$235
Total Gain After Fees and Expenses				$3,877
Total Annual Fees & Expenses					$1,985

28

Old Mutual Focused Fund

Morningstar Category: Large Blend	Sub-Adviser: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with above-average total returns over a 3 to 5 year market cycle. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies. While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies that Liberty Ridge, the Fund’s Sub-Adviser, believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Equity securities in which the Fund may invest include common and preferred stock.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.

Small and Mid-Cap Company Risk. While the Fund generally invests in large-cap companies, the Fund may invest in small-cap or mid-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

[On side panel: Valuation

Valuation is the process of determining the value of a company. There are many different techniques for valuation, and the process is often partially objective and partially subjective.]

29

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses. Currently, the Fund does not offer Advisor Class shares.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

2000	24.81%
2001	3.44%
2002	-28.63%
2003	33.36%
2004	14.13%
2005	1.93%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 3.46%.

Best Quarter:	Q1 2000	29.53%

Worst Quarter:	Q3 2002	-18.74%

The table below provides average annual total return information for the Fund’s Class Z shares. Because the Fund does not currently offer Advisor Class shares, the average annual total returns data does not reflect Advisor Class performance. The Fund’s average annual total return is compared to the Russell 3000® Index, a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Average Annual Total Returns as of December 31, 2005

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Focused Fund - Class Z
Before Taxes	2/12/99	1.93%	2.75%	11.51%

Focused Fund - Class Z
After Taxes on Distributions	2/12/99	1.78%	2.65%	10.86%

Focused Fund - Class Z
After Taxes on Distributions and
Sale of Fund Shares	2/12/99	1.26%	2.30%	9.70%

30

Russell 3000® Index*
(Reflects No Deduction for
Fees, Expenses or Taxes)	2/12/99	6.12%	1.58%	2.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%(2)	0.75%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.72%(2)	0.72%(2)
Total Annual Operating Expenses	1.47%	1.72%
Expense (Reduction)/Recoupment	-0.32%	-0.32%
Net Annual Operating Expenses	1.15%(3)	1.40%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund. Because the Fund does not currently offer

31

Advisor Class shares, “Other Expenses” for Advisor Class shares are based on expenses of the Fund’s Class Z shares.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.15% and 1.40% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.15% and 1.40% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$117	$365	$706	$1,669
Advisor Class	$143	$443	$838	$1,945

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

Initial Hypothetical $10,000 Investment	5% Assumed Rate of Return

32

Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.15%	3.85%	$10,385	$117
2	10.25%	1.15%	7.85%	$10,785	$122
3	15.76%	1.15%	12.00%	$11,200	$126
4	21.55%	1.47%	15.95%	$11,595	$168
5	27.63%	1.47%	20.05%	$12,005	$173
6	34.01%	1.47%	24.28%	$12,428	$180
7	40.71%	1.47%	28.67%	$12,867	$186
8	47.75%	1.47%	33.21%	$13,321	$192
9	55.13%	1.47%	37.92%	$13,792	$199
10	62.89%	1.47%	42.79%	$14,279	$206
Total Gain After Fees and Expenses				$4,279
Total Annual Fees & Expenses					$1,669

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.40%	3.60%	$10,360	$143
2	10.25%	1.40%	7.33%	$10,733	$148
3	15.76%	1.40%	11.19%	$11,119	$153

33

4	21.55%	1.72%	14.84%	$11,484	$194
5	27.63%	1.72%	18.61%	$11,861	$201
6	34.01%	1.72%	22.50%	$12,250	$207
7	40.71%	1.72%	26.52%	$12,652	$214
8	47.75%	1.72%	30.67%	$13,067	$221
9	55.13%	1.72%	34.95%	$13,495	$228
10	62.89%	1.72%	39.38%	$13,938	$236
Total Gain After Fees and Expenses				$3,938
Total Annual Fees & Expenses					$1,945

Old Mutual Growth Fund

Morningstar Category: Mid-Cap Growth

Sub-Advisers: Munder Capital Management and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-cap companies with favorable growth prospects. While the Fund may invest in both small and mid-cap companies, the Fund primarily invests in mid-cap companies. Equity securities in which the Fund may invest include common stocks and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Small and Mid-Cap Company Risk. The Fund primarily invests in mid-cap companies, and to a lesser extent, small-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

[On side panel: Diversified Investment Company

A diversified investment company is a mutual fund that has 75% of its assets invested in securities or cash with a maximum of 5% of assets invested in the securities of a single company and a maximum holding of 10% of a company’s voting shares.]

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1996	9.82%
1997	-3.35%
1998	0.59%
1999	92.45%
2000	-22.99%
2001	-34.53%
2002	-30.35%
2003	25.60%
2004	7.69%
2005	11.21%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 8.81%.

Best Quarter:	Q4 1999	64.55%

Worst Quarter:	Q4 2000	-32.58%

The table below provides average annual total return information for the Fund’s Class Z and Advisor Class shares. The Fund’s average annual total return is compared to the Russell Mid-Cap Growth Index and S&P MidCap 400 Index. The unmanaged Russell Mid-Cap Growth Index measures the performance of those securities in the Russell Mid-Cap Index with greater than average growth characteristics. The S&P MidCap 400 Index is a widely recognized, unmanaged mid-cap index of 400 domestic stocks chosen for their market capitalization, liquidity and industry group representations.

Average Annual Total Returns as of December 31, 2005

	Inception	Past	Past	Past
	Date	1 Year	5 Years	10 Years
				or Since
				Inception+
Growth Fund - Class Z
Before Taxes	12/19/85	11.21%	-7.26%	0.82%

Growth Fund - Class Z
After Taxes on Distributions	12/19/85	11.21%	-7.26%	0.41%

Growth Fund - Class Z*
After Taxes on Distributions
and Sale of Fund Shares	12/19/85	7.29%	-6.02%	0.73%

Growth Fund - Advisor Class
Before Taxes	8/16/96	10.87%	-7.51%	-0.02%

Russell Mid-Cap Growth Index
(Reflects No Deduction for
Fees, Expenses or Taxes)		12.10%	1.38%	9.27%

S&P MidCap 400 Index
(Reflects No Deduction for
Fees, Expenses or Taxes)		12.55%	8.60%	14.36%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

+	Returns are for past 10 years or since inception, whichever is lesser. Index returns are past 10 years.

After-tax performance is shown for Class Z shares. After-tax performance for Advisor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.825%(2)	0.825%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.42%(2)	0.42%(2)
Total Annual Operating Expenses	1.25%	1.50%
Expense (Reduction)/Recoupment	-0.15%	-0.15%
Net Annual Operating Expenses	1.10%(3)	1.35%(3)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.10% and 1.35% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.10% and 1.35% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$112	$350	$641	$1,470
Advisor Class	$137	$428	$773	$1,749

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.10%	3.90%	$10,390	$112
2	10.25%	1.10%	7.95%	$10,795	$117
3	15.76%	1.10%	12.16%	$11,216	$121
4	21.55%	1.25%	16.37%	$11,636	$143
5	27.63%	1.25%	20.73%	$12,073	$148
6	34.01%	1.25%	25.26%	$12,526	$154
7	40.71%	1.25%	29.96%	$12,996	$160
8	47.75%	1.25%	34.83%	$13,483	$165
9	55.13%	1.25%	39.89%	$13,989	$172
10	62.89%	1.25%	45.13%	$14,513	$178
Total Gain After Fees and Expenses				$4,513
Total Annual Fees & Expenses					$1,470

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.35%	3.65%	$10,365	$137
2	10.25%	1.35%	7.43%	$10,743	$142
3	15.76%	1.35%	11.35%	$11,135	$148
4	21.55%	1.50%	15.25%	$11,525	$170
5	27.63%	1.50%	19.29%	$11,929	$176
6	34.01%	1.50%	23.46%	$12,346	$182
7	40.71%	1.50%	27.78%	$12,778	$188
8	47.75%	1.50%	32.25%	$13,225	$195
9	55.13%	1.50%	36.88%	$13,668	$202
10	62.89%	1.50%	41.67%	$14,167	$209
Total Gain After Fees and Expenses				$4,167
Total Annual Fees & Expenses					$1,749

34

Old Mutual Heitman REIT Fund

Morningstar Category: Specialty – Real Estate	Sub-Adviser: Heitman Real Estate Securities, LLC

INVESTMENT APPROACH

The Fund seeks to provide investors with a high total return consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts (“REITs”). Heitman, the Fund’s Sub-Adviser, considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: REITs

A REIT is a separately managed trust that makes investments in various real estate businesses. A REIT is generally not taxed on income distributed to its shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. ]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain real estate related industries, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. Real estate industries are particularly sensitive to the following economic factors: interest rate changes or market recessions; over-building in one particular area, changes in zoning laws, or changes in neighborhood values; increases in property taxes; casualty and condemnation losses; and regulatory limitations on rents.

REITs Risk. REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect the reinvestment of dividends and capital gains distributions.

35

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1996	38.06%
1997	21.12%
1998	-15.12%
1999	-1.16%
2000	24.90%
2001	10.41%
2002	2.60%
2003	36.24%
2004	34.96%
2005	12.32%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 13.65%.

Best Quarter:	Q4 1996	19.39%

Worst Quarter:	Q3 2002	-11.00%

The table below provides average annual total return information for the Fund’s Class Z and Advisor Class shares. The Fund’s average annual total return is compared to the Dow Jones Wilshire Real Estate Securities Index and the S&P 500 Index. The Dow Jones Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities, including REITs, real estate operating companies and partnerships. The S&P 500 Index is a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries.

36

Average Annual Total Returns as of December 31, 2005

	Past	Past	Past
	1 Year	5 Years	10 Years
Heitman REIT Fund - Class Z
Before Taxes	12.32%	18.53%	15.15%

Heitman REIT Fund - Class Z
After Taxes on Distributions	9.36%	14.86%	11.86%

Heitman REIT Fund - Class Z*
After Taxes on Distributions
and Sale of Fund Shares	9.76%	14.09%	11.41%

Heitman REIT Fund - Advisor Class**/***
Before Taxes	12.10%	18.19%	14.70%

Dow Jones Wilshire Real Estate Securities Index (float adjusted)
(Reflects No Deduction for
Fees, Expenses or Taxes)	13.83%	18.99%	15.12%

S&P 500 Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	4.91%	0.54%	9.07%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

**	Data includes performance of a predecessor fund, whose inception date was May 15, 1995 for the Advisor Class.
***

The Advisor Class of the Fund’s predecessor carried a maximum front-end sales charge of 4.75% and a 12b-1 fee of 0.50% of average daily net assets. The Old Mutual Heitman REIT Fund Advisor Class does not carry a sales charge and carries a 12b-1 fee of 0.25% of average daily net assets. Returns shown in the table have been adjusted to reflect the elimination of the front-end sales charge. No adjustment has been made to reflect the lower 12b-1 fee. The returns for the Advisor Class after December 14, 2001 reflect the 0.25% 12b-1 fee.

After-tax performance is shown for Class Z shares. After-tax performance for Advisor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

37

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%(2)	0.90%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.36%(2)	0.36%(2)
Total Annual Operating Expenses	1.26%	1.51%
Expense (Reduction)/Recoupment	-0.01%	-0.01%
Net Annual Operating Expenses	1.25%(3)	1.50%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.25% and 1.50% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.25% and 1.50% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

38

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$127	$397	$689	$1,520
Advisor Class	$153	$474	$821	$1,799

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.25%	3.75%	$10,375	$127
2	10.25%	1.25%	7.64%	$10,764	$132
3	15.76%	1.25%	11.68%	$11,168	$137
4	21.55%	1.26%	15.85%	$11,585	$143
5	27.63%	1.26%	20.19%	$12,018	$149
6	34.01%	1.26%	24.68%	$12,468	$154
7	40.71%	1.26%	29.34%	$12,934	$160
8	47.75%	1.26%	34.18%	$13,418	$166
9	55.13%	1.26%	39.20%	$13,920	$172
10	62.89%	1.26%	44.41%	$14,441	$179
Total Gain After Fees and Expenses				$4,441
Total Annual Fees & Expenses					$1,520

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	3.50%	$10,350	$153

39

2	10.25%	1.50%	7.12%	$10,712	$158
3	15.76%	1.50%	10.87%	$11,087	$164
4	21.55%	1.51%	14.74%	$11,474	$170
5	27.63%	1.51%	18.75%	$11,875	$176
6	34.01%	1.51%	22.89%	$12,289	$182
7	40.71%	1.51%	27.18%	$12,718	$189
8	47.75%	1.51%	31.62%	$13,162	$195
9	55.13%	1.51%	36.21%	$13,621	$202
10	62.89%	1.51%	40.96%	$14,096	$209
Total Gain After Fees and Expenses				$4,096
Total Annual Fees & Expenses					$1,799

40

Old Mutual Large Cap Fund

Morningstar Category: Large Value	Sub-Adviser: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. Current income is a secondary objective. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1997	25.62%
1998	34.74%
1999	11.06%
2000	23.97%
2001	-1.41%
2002	-24.45%
2003	19.12%

41

2004	6.78%
2005	1.92%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 2.50%.

Best Quarter:	Q4 1998	28.21%

Worst Quarter:	Q3 2002	-21.27%

The table below provides average annual total return information for the Fund’s Class Z and Advisor Class shares. The Fund’s average annual total return is compared to the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries.

Average Annual Total Returns as of December 31, 2005

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Large Cap Fund - Class Z
Before Taxes	12/31/96	1.92%	-0.70%	9.43%

Large Cap Fund - Class Z
After Taxes on Distributions	12/31/96	1.72%	-0.93%	7.04%

Large Cap Fund - Class Z*
After Taxes on Distributions
and Sale of Fund Shares	12/31/96	1.25%	-0.70%	6.73%

Large Cap Fund - Advisor Class
Before Taxes	12/29/00	1.65%	-0.97%	-0.97%

S&P 500 Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	12/31/96	4.91%	0.54%	7.63%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for Class Z shares. After-tax performance for Advisor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

42

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%(2)	0.75%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.49%(2)	0.49%(2)
Total Annual Operating Expenses	1.24%	1.49%
Expense (Reduction)/Recoupment	-0.09%	-0.09%
Net Annual Operating Expenses	1.15%(3)	1.40%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.15% and 1.40% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.15% and 1.40% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5%

43

return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$117	$365	$654	$1,475
Advisor Class	$143	$444	$788	$1,757

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.15%	3.85%	$10,385	$117
2	10.25%	1.15%	7.85%	$10,785	$122
3	15.76%	1.15%	12.00%	$11,200	$126
4	21.55%	1.24%	16.21%	$11,621	$141
5	27.63%	1.24%	20.58%	$12,058	$147
6	34.01%	1.24%	25.12%	$12,512	$152
7	40.71%	1.24%	29.82%	$12,982	$158
8	47.75%	1.24%	34.70%	$13,470	$164
9	55.13%	1.24%	39.77%	$13,977	$170
10	62.89%	1.24%	45.02%	$14,502	$177
Total Gain After Fees and Expenses				$4,502
Total Annual Fees & Expenses					$1,475

Advisor Class Shares

Initial Hypothetical $10,000 Investment	5% Assumed Rate of Return

44

Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.40%	3.60%	$10,360	$143
2	10.25%	1.40%	7.33%	$10,733	$148
3	15.76%	1.40%	11.19%	$11,119	$153
4	21.55%	1.49%	15.10%	$11,510	$169
5	27.63%	1.49%	19.14%	$11,914	$175
6	34.01%	1.49%	23.32%	$12,332	$181
7	40.71%	1.49%	27.65%	$12,765	$187
8	47.75%	1.49%	32.13%	$13,213	$194
9	55.13%	1.49%	36.76%	$13,676	$200
10	62.89%	1.49%	41.56%	$14,156	$207
Total Gain After Fees and Expenses				$4,156
Total Annual Fees & Expenses					$1,757

45

Old Mutual Large Cap Growth Fund

Morningstar Category: Large Growth

Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses.

46

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1996	23.28%
1997	22.36%
1998	30.42%
1999	67.06%
2000	-0.18%
2001	-28.52%
2002	-28.80%
2003	30.25%
2004	8.76%
2005	4.43%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 4.15%.

Best Quarter:	Q4 1999	59.55%

Worst Quarter:	Q4 2000	-22.74%

The table below provides average annual total return information for the Fund’s Class Z and Advisor Class shares. The Fund’s average annual total return is compared to the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of December 31, 2005

	Inception	Past	Past	Past
	Date	1 Year	5 Years	10 Years
				or Since
				Inception+
Large Cap Growth Fund - Class Z
Before Taxes	4/5/95	4.43%	-5.52%	9.47%

Large Cap Growth Fund - Class Z
After Taxes on Distributions	4/5/95	4.43%	-5.52%	8.56%

Large Cap Growth Fund - Class Z*
After Taxes on Distributions
and Sale of Fund Shares	4/5/95	2.88%	-4.60%	8.15%

Large Cap Growth Fund - Advisor Class
Before Taxes	12/29/00	4.19%	-5.75%	-5.74%

Russell 1000® Growth Index
(Reflects No Deduction for
Fees, Expenses or Taxes)		5.26%	-3.58%	6.73%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

+	Returns are for past 10 years or since inception, whichever is lesser. Index returns are past 10 years.

47

After-tax performance is shown for Class Z shares. After-tax performance for Advisor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%(2)	0.85%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.48%(2)	0.48%(2)
Total Annual Operating Expenses	1.33%	1.58%
Expense (Reduction)/Recoupment	-0.08%	-0.08%
Net Annual Operating Expenses	1.25%(3)	1.50%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.25% and 1.50% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.25% and 1.50% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual

48

Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$127	$397	$705	$1,580
Advisor Class	$153	$474	$837	$1,857

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.25%	3.75%	$10,375	$127
2	10.25%	1.25%	7.64%	$10,764	$132
3	15.76%	1.25%	11.68%	$11,168	$137
4	21.55%	1.33%	15.78%	$11,578	$151
5	27.63%	1.33%	20.02%	$12,002	$157
6	34.01%	1.33%	24.43%	$12,443	$163
7	40.71%	1.33%	29.00%	$12,900	$169
8	47.75%	1.33%	33.73%	$13,373	$175
9	55.13%	1.33%	38.64%	$13,864	$181
10	62.89%	1.33%	43.73%	$14,373	$188
Total Gain After Fees and Expenses				$4,373

49

Total Annual Fees & Expenses	$1,580

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	3.50%	$10,350	$153
2	10.25%	1.50%	7.12%	$10,712	$158
3	15.76%	1.50%	10.87%	$11,087	$164
4	21.55%	1.58%	14.66%	$11,466	$178
5	27.63%	1.58%	18.59%	$11,859	$184
6	34.01%	1.58%	22.64%	$12,264	$191
7	40.71%	1.58%	26.84%	$12,684	$197
8	47.75%	1.58%	31.17%	$13,117	$204
9	55.13%	1.58%	35.66%	$13,566	$211
10	62.89%	1.58%	40.30%	$14,030	$218
Total Gain After Fees and Expenses				$4,030
Total Annual Fees & Expenses					$1,857

50

Old Mutual Large Cap Growth Concentrated Fund

Morningstar Category: Large Growth

Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. Each Sub-Adviser will invest the portion of the Fund it manages in not more than 40 large-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment

51

adviser different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1997	32.96%
1998	67.83%
1999	102.94%
2000	-22.08%
2001	-35.36%
2002	-31.43%
2003	32.95%
2004	7.41%
2005	5.33%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 5.83%.

Best Quarter:	Q4 1999	75.65%

Worst Quarter:	Q4 2000	-33.11%

The table below provides average annual total return information for the Fund’s Class Z and Advisor Class shares. The Fund’s average annual total return is compared to the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of December 31, 2005

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Large Cap Growth Concentrated Fund - Class Z
Before Taxes	11/30/96	5.33%	-7.79%	9.68%

Large Cap Growth Concentrated Fund - Class Z
After Taxes on Distributions	11/30/96	5.33%	-7.79%	8.69%

Large Cap Growth Concentrated Fund - Class Z*
After Taxes on Distributions	11/30/96
and Sale of Fund Shares		3.46%	-6.45%	8.42%

Large Cap Growth Concentrated Fund - Advisor Class
Before Taxes	12/29/00	5.06%	-8.01%	-8.00%

52

Russell 1000® Growth Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	11/30/96	5.26%	-3.58%	4.77%

*              When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for Class Z shares. After-tax performance for Advisor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%(2)	0.90%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.49%(2)	0.49%(2)
Total Annual Operating Expenses	1.39%	1.64%
Expense (Reduction)/Recoupment	-0.14%	-0.14%
Net Annual Operating Expenses	1.25%(3)	1.50%(3)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

53

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.25% and 1.50% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.25% and 1.50% for Class Z and Advisor Class shares, respectively and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$127	$397	$718	$1,630
Advisor Class	$153	$474	$850	$1,906

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.25%	3.75%	$10,375	$127
2	10.25%	1.25%	7.64%	$10,764	$132
3	15.76%	1.25%	11.68%	$11,168	$137
4	21.55%	1.39%	15.71%	$11,571	$158

54

5	27.63%	1.39%	19.89%	$11,989	$164
6	34.01%	1.39%	24.21%	$12,421	$170
7	40.71%	1.39%	28.70%	$12,870	$176
8	47.75%	1.39%	33.34%	$13,334	$182
9	55.13%	1.39%	38.16%	$13,816	$189
10	62.89%	1.39%	43.14%	$14,315	$196
Total Gain After Fees and Expenses				$4,315
Total Annual Fees & Expenses					$1,630

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	3.50%	$10,350	$153
2	10.25%	1.50%	7.12%	$10,712	$158
3	15.76%	1.50%	10.87%	$11,087	$164
4	21.55%	1.64%	14.60%	$11,460	$185
5	27.63%	1.64%	18.45%	$11,845	$191
6	34.01%	1.64%	22.43%	$12,243	$198
7	40.71%	1.64%	26.54%	$12,654	$204
8	47.75%	1.64%	30.79%	$13,079	$211
9	55.13%	1.64%	35.19%	$13,519	$218
10	62.89%	1.64%	39.73%	$13,973	$225
Total Gain After Fees and Expenses				$3,973
Total Annual Fees & Expenses					$1,906

55

Old Mutual Mid-Cap Fund

Morningstar Category: Mid-Cap Blend	Sub-Adviser: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Small and Mid-Cap Company Risk. The Fund primarily invests in mid-cap companies and also may invest in small-cap companies. While small-cap companies, and to an extent mid-cap companies, may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses.

56

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1998	27.84%
1999	21.72%
2000	26.17%
2001	7.79%
2002	-19.79%
2003	34.53%
2004	18.01%
2005	6.41%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 7.04%.

Best Quarter:	Q4 1998	30.07%

Worst Quarter:	Q3 2001	-18.53%

The table below provides average annual total return information for the Fund’s Class Z and Advisor Class shares. The Fund’s average annual total return is compared to the S&P MidCap 400 Index, a widely recognized unmanaged index that measures the performance of 400 mid-cap stocks.

Average Annual Total Returns as of December 31, 2005

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Mid-Cap Fund - Class Z
Before Taxes	4/30/97	6.41%	7.87%	17.54%

Mid-Cap Fund - Class Z
After Taxes on Distributions	4/30/97	4.38%	7.12%	14.06%

Mid-Cap Fund - Class Z*
After Taxes on Distributions
and Sale of Fund Shares	4/30/97	5.07%	6.58%	13.32%

Mid-Cap Fund - Advisor Class
Before Taxes	10/31/01	6.18%	N/A	10.84%

S&P MidCap 400 Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	4/30/97	12.55%	8.60%	14.24%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for Class Z shares. After-tax performance for Advisor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant

57

to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(2)	0.95%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.40%(2)	0.40%(2)
Total Annual Operating Expenses	1.35%	1.60%
Expense (Reduction)/Recoupment	-0.15%	-0.15%
Net Annual Operating Expenses	1.20%(3)	1.45%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.20% and 1.45% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.20% and 1.45% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

58

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$122	$381	$694	$1,581
Advisor Class	$148	$459	$826	$1,862

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.20%	3.80%	$10,380	$122
2	10.25%	1.20%	7.74%	$10,774	$127
3	15.76%	1.20%	11.84%	$11,184	$132
4	21.55%	1.35%	15.92%	$11,592	$153
5	27.63%	1.35%	20.15%	$12,015	$159
6	34.01%	1.35%	24.54%	$12,454	$165
7	40.71%	1.35%	29.08%	$12,908	$171
8	47.75%	1.35%	33.79%	$13,379	$177
9	55.13%	1.35%	38.68%	$13,868	$184
10	62.89%	1.35%	43.74%	$14,374	$191
Total Gain After Fees and Expenses				$4,374
Total Annual Fees & Expenses					$1,581

59

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.45%	3.55%	$10,355	$148
2	10.25%	1.45%	7.23%	$10,723	$153
3	15.76%	1.45%	11.03%	$11,103	$158
4	21.55%	1.60%	14.81%	$11,481	$181
5	27.63%	1.60%	18.71%	$11,871	$187
6	34.01%	1.60%	22.75%	$12,275	$193
7	40.71%	1.60%	26.92%	$12,692	$200
8	47.75%	1.60%	31.24%	$13,124	$207
9	55.13%	1.60%	35.70%	$13,570	$214
10	62.89%	1.60%	40.31%	$14,031	$221
Total Gain After Fees and Expenses				$4,031
Total Annual Fees & Expenses					$1,862

60

Old Mutual Select Growth Fund

Morningstar Category: Large Growth

Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified Fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with favorable growth prospects. Each Sub-Adviser will invest its portion of the Fund in not more than 40 companies. While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.

Small and Mid-Cap Company Risk. The Fund may invest in small-cap or mid-cap growth companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

61

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses. Currently, the Fund does not offer Advisor Class shares.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1996	27.99%
1997	6.84%
1998	19.02%
1999	160.89%
2000	-24.55%
2001	-40.84%
2002	-33.95%
2003	30.23%
2004	6.72%
2005	4.24%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 5.53%.

Best Quarter:	Q4 1999	130.62%

Worst Quarter:	Q4 2000	-43.15%

The table below provides average annual total return information for the Fund’s Class Z shares. Because the Fund does not currently offer Advisor Class shares, the average annual total returns data does not reflect Advisor Class performance. The Fund’s average annual total return is compared to the Russell 3000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values.

62

Average Annual Total Returns as of December 31, 2005

	Past	Past	Past
	1 Year	5 Years	10 Years
Select Growth Fund - Class Z
Before Taxes	4.24%	-10.76%	6.13%

Select Growth Fund - Class Z
After Taxes on Distributions	4.24%	-10.76%	5.60%

Select Growth Fund - Class Z*
After Taxes on Distributions and
Sale of Fund Shares	2.76%	-8.79%	5.33%

Russell 3000® Growth Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	5.17%	-3.15%	6.48%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%(2)	0.90%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.56%(2)	0.56%(2)
Total Annual Operating Expenses	1.46%	1.71%
Expense (Reduction)/Recoupment	-0.21%	-0.21%
Net Annual Operating Expenses	1.25%(3)	1.50%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

63

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund. Because the Fund does not currently offer Advisor Class shares, “Other Expenses” for Advisor Class shares are based on expenses of the Fund’s Class Z shares.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.25% and 1.50% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.25% and 1.50% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$127	$397	$734	$1,688
Advisor Class	$153	$474	$865	$1,965

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

64

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.25%	3.75%	$10,375	$127
2	10.25%	1.25%	7.64%	$10,764	$132
3	15.76%	1.25%	11.68%	$11,168	$137
4	21.55%	1.46%	15.63%	$11,563	$166
5	27.63%	1.46%	19.72%	$11,972	$172
6	34.01%	1.46%	23.96%	$12,396	$178
7	40.71%	1.46%	28.35%	$12,835	$184
8	47.75%	1.46%	32.89%	$13,289	$191
9	55.13%	1.46%	37.60%	$13,760	$197
10	62.89%	1.46%	42.47%	$14,247	$204
Total Gain After Fees and Expenses				$4,247
Total Annual Fees & Expenses					$1,688

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	3.50%	$10,350	$153
2	10.25%	1.50%	7.12%	$10,712	$158
3	15.76%	1.50%	10.87%	$11,087	$164
4	21.55%	1.71%	14.52%	$11,452	$193
5	27.63%	1.71%	18.29%	$11,829	$199
6	34.01%	1.71%	22.18%	$12,218	$206
7	40.71%	1.71%	26.20%	$12,620	$212
8	47.75%	1.71%	30.35%	$13,035	$219
9	55.13%	1.71%	34.64%	$13,464	$227
10	62.89%	1.71%	39.07%	$13,907	$234
Total Gain After Fees and Expenses				$3,907
Total Annual Fees & Expenses					$1,965

65

Old Mutual Small Cap Fund

Morningstar Category: Small Blend

Sub-Advisers: Eagle Asset Management, Inc. and Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

[On side panel: Liquidity Risk

Liquidity risk is the potential for loss because of the inability to convert a security to cash in a timely manner and without any price discount.]

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. As of January 1, 2006, certain of the Fund’s assets began to be managed

66

by a Sub-Adviser different than the Fund’s former adviser, and the Fund’s former adviser became a Sub-Adviser to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1998	1.13%
1999	18.63%
2000	32.87%
2001	4.93%
2002	-31.98%
2003	38.82%
2004	15.60%
2005	2.04%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 8.96%.

Best Quarter:	Q4 2001	25.70%

Worst Quarter:	Q3 2002	-22.04%

The table below provides average annual total return information for the Fund’s Class Z and Advisor Class shares. The Fund’s average annual total return is compared to the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small-cap stocks.

Average Annual Total Returns as of December 31, 2005

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Small Cap Fund - Class Z
Before Taxes	4/30/97	2.04%	3.17%	12.18%

Small Cap Fund - Class Z
After Taxes on Distributions	4/30/97	2.04%	3.17%	11.37%

Small Cap Fund - Class Z
After Taxes on Distributions
and Sale of Fund Shares	4/30/97	1.33%	2.72%	10.27%

Small Cap Fund - Advisor Class
Before Taxes	12/29/00	1.79%	2.93%	2.93%

Russell 2000® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	4/30/97	4.55%	8.22%	9.45%

67

After-tax performance is shown for Class Z shares. After-tax performance for Advisor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%(2)	1.00%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.55%(2)	0.55%(2)
Total Annual Operating Expenses	1.55%	1.80%
Expense (Reduction)/Recoupment	-0.30%	-0.30%
Net Annual Operating Expenses	1.25%(3)	1.50%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.25% and 1.50% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.25% and 1.50% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual

68

Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$127	$397	$755	$1,764
Advisor Class	$153	$474	$886	$2,038

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.25%	3.75%	$10,375	$127
2	10.25%	1.25%	7.64%	$10,764	$132
3	15.76%	1.25%	11.68%	$11,168	$137
4	21.55%	1.55%	15.53%	$11,553	$176
5	27.63%	1.55%	19.52%	$11,952	$182
6	34.01%	1.55%	23.64%	$12,364	$188
7	40.71%	1.55%	27.90%	$12,790	$195
8	47.75%	1.55%	32.32%	$13,232	$202
9	55.13%	1.55%	36.88%	$13,688	$209
10	62.89%	1.55%	41.60%	$14,160	$216
Total Gain After Fees and Expenses				$4,160

69

Total Annual Fees & Expenses	$1,764

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	3.50%	$10,350	$153
2	10.25%	1.50%	7.12%	$10,712	$158
3	15.76%	1.50%	10.87%	$11,087	$164
4	21.55%	1.80%	14.42%	$11,442	$203
5	27.63%	1.80%	18.08%	$11,808	$209
6	34.01%	1.80%	21.86%	$12,186	$216
7	40.71%	1.80%	25.76%	$12,576	$223
8	47.75%	1.80%	29.78%	$12,978	$230
9	55.13%	1.80%	33.94%	$13,394	$237
10	62.89%	1.80%	38.22%	$13,822	$245
Total Gain After Fees and Expenses				$3,822
Total Annual Fees & Expenses					$2,038

70

Old Mutual Strategic Small Company Fund

Morningstar Category: Small Growth

Sub-Advisers:	Copper Rock Capital Partners, LLC; Eagle Asset Management, Inc.; and

Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies. The Fund’s investments are allocated between companies with growth prospects, companies with value characteristics, and companies that may have growth and value characteristics. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

71

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. As of January 1, 2006, certain of the Fund’s assets began to be managed by Sub-Advisers different than the Fund’s former adviser, and the Fund’s former adviser became a Sub-Adviser to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1998	2.13%
1999	51.79%
2000	11.89%
2001	-9.97%
2002	-33.31%
2003	47.21%
2004	11.21%
2005	5.81%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 9.97%.

Best Quarter:	Q4 1999	36.16%

Worst Quarter:	Q3 1998	-23.48%

The table below provides average annual total return information for the Fund’s Class Z and Advisor Class shares. The Fund’s average annual total return is compared to the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of 2000 small-cap stocks.

Average Annual Total Returns as of December 31, 2005

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Strategic Small Company Fund - Class Z
Before Taxes	12/31/96	5.81%	0.79%	9.52%

Strategic Small Company Fund - Class Z
After Taxes on Distributions	12/31/96	5.81%	0.79%	8.17%

Strategic Small Company Fund - Class Z
After Taxes on Distributions
and Sale of Fund Shares	12/31/96	3.78%	0.67%	7.59%

Strategic Small Company Fund - Advisor Class
Before Taxes	8/30/02	5.57%	N/A	16.06%

72

Russell 2000® Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	12/31/96	4.55%	8.22%	8.48%

After-tax performance is shown for Class Z shares. After-tax performance for Advisor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(2)	0.95%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.59%(2)	0.59%(2)
Total Annual Operating Expenses	1.54%	1.79%
Expense (Reduction)/Recoupment	-0.19%	-0.19%
Net Annual Operating Expenses	1.35%(3)	1.60%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary

73

expenses) do not exceed 1.35% and 1.60% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.35% and 1.60% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$137	$428	$783	$1,783
Advisor Class	$163	$505	$914	$2,055

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.35%	3.65%	$10,365	$137
2	10.25%	1.35%	7.43%	$10,743	$142
3	15.76%	1.35%	11.35%	$11,135	$148
4	21.55%	1.54%	15.21%	$11,521	$174
5	27.63%	1.54%	19.19%	$11,919	$181
6	34.01%	1.54%	23.32%	$12,332	$187
7	40.71%	1.54%	27.58%	$12,758	$193
8	47.75%	1.54%	32.00%	$13,200	$200

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9	55.13%	1.54%	36.57%	$13,657	$207
10	62.89%	1.54%	41.29%	$14,129	$214
Total Gain After Fees and Expenses				$4,129
Total Annual Fees & Expenses					$1,783

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.60%	3.40%	$10,340	$163
2	10.25%	1.60%	6.92%	$10,692	$168
3	15.76%	1.60%	10.55%	$11,055	$174
4	21.55%	1.79%	14.10%	$11,410	$201
5	27.63%	1.79%	17.76%	$11,776	$208
6	34.01%	1.79%	21.54%	$12,154	$214
7	40.71%	1.79%	25.44%	$12,544	$221
8	47.75%	1.79%	29.47%	$12,947	$228
9	55.13%	1.79%	33.63%	$13,363	$235
10	62.89%	1.79%	37.92%	$13,792	$243
Total Gain After Fees and Expenses				$3,792
Total Annual Fees & Expenses					$2,055

75

Old Mutual TS&W Small Cap Value Fund

Morningstar Category: Small Blend	Sub-Adviser: Thomson, Siegel & Walmsley, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics. The securities held in the Fund are primarily common stocks that TS&W, the Fund’s Sub-Adviser, believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. Equity securities in which the Fund may invest include common and preferred stocks.

[[On side panel: Value Fund

A value fund is a mutual fund that emphasizes stocks with prices that typically are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

Fund Closed to New Investors

Effective December 31, 2004 (“Closing Day”), the TS&W Small Cap Value Fund closed to new investors. Only the following investments into the Fund will be accepted: additional investments and/or exchanges made by persons who already owned shares of the Fund as of the Closing Day; new and subsequent investment made by directors, officers and employees of the Fund’s Adviser and its affiliates; and new and subsequent investments made by participants in pension plans, provided that the pension plan owned shares of the Fund as of the Closing Day.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

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Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to July 25, 2004, the Class Z shares of the Fund were known as the TS&W Small Cap Value Fund, LLC. On July 25, 2003, the Fund acquired the assets of the TS&W Small Cap Value Fund, LLC. The predecessor fund was managed by TS&W and had investment goals, strategies and policies that were substantially similar to the Fund’s. However, the predecessor fund was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), nor was it subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, and the Fund’s performance prior to July 25, 2003 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses. Currently, the Fund does not offer Advisor Class shares.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

2001	17.63%
2002	-0.86%
2003	43.24%
2004	30.60%
2005	8.43%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 13.65%.

Best Quarter:	Q2 2003	18.82%

Worst Quarter:	Q3 2002	-15.85%

The table below provides average annual total return information for the Fund’s Class Z shares. Because the Fund does not currently offer Advisor Class shares, the average annual total returns data does not reflect Advisor Class performance. The Fund’s average annual total return is compared to the Russell 2000® Value Index, a widely recognized, unmanaged index that tracks the performance of the 2,000 small-cap companies in the Russell 2000® Value Index with lower price-to-book ratios and lower forecasted growth values.

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Average Annual Total Returns as of December 31, 2005

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/00)
TS&W Small Cap Value Fund - Class Z
Before Taxes	8.43%	18.79%	20.91%

TS&W Small Cap Value Fund - Class Z*
After Taxes on Distributions	6.60%	N/A	N/A

TS&W Small Cap Value Fund - Class Z*
After Taxes on Distributions and
Sale of Fund Shares	7.09%	N/A	N/A

Russell 2000® Value Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	4.71%	13.55%	14.87%

*

The Past 5 Years and Since Inception returns After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares are not shown for the Fund’s predecessor as the predecessor fund was not registered under the 1940 Act and, unlike a registered investment company, was not required to make distributions. The average annual total return of the Class Z shares before taxes from the Fund’s inception date of July 25, 2003, to December 31, 2005, was 25.32%. The average annual total returns of the Class Z shares after taxes on distributions and after taxes on distributions and sale of Fund shares from the Fund’s inception date to December 31, 2005, were 24.18% and 21.72%, respectively.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.10%(2)	1.10%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%

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Other Expenses	0.37%(2)	0.37%(2)
Total Annual Operating Expenses	1.47%	1.72%
Expense (Reduction)/Recoupment	-0.17%	-0.17%
Net Annual Operating Expenses	1.30%(3)	1.55%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund. Because the Fund does not currently offer Advisor Class shares, “Other Expenses” for Advisor Class shares are based on expenses of the Fund’s Class Z shares.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.30% and 1.55% for the Fund’s Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.30% and 1.55% for the Fund’s Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$132	$412	$752	$1,710
Advisor Class	$158	$490	$883	$1,985

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a

79

hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.30%	3.70%	$10,370	$132
2	10.25%	1.30%	7.54%	$10,754	$137
3	15.76%	1.30%	11.52%	$11,152	$142
4	21.55%	1.47%	15.45%	$11,545	$167
5	27.63%	1.47%	19.53%	$11,953	$173
6	34.01%	1.47%	23.75%	$12,375	$179
7	40.71%	1.47%	28.12%	$12,812	$185
8	47.75%	1.47%	32.64%	$13,264	$192
9	55.13%	1.47%	37.32%	$13,732	$198
10	62.89%	1.47%	42.17%	$14,217	$205
Total Gain After Fees and Expenses				$4,217
Total Annual Fees & Expenses					$1,710

Advisor Class Shares

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	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.55%	3.45%	$10,345	$158
2	10.25%	1.55%	7.02%	$10,702	$163
3	15.76%	1.55%	10.71%	$11,071	$169
4	21.55%	1.72%	14.34%	$11,434	$194
5	27.63%	1.72%	18.09%	$11,809	$200
6	34.01%	1.72%	21.97%	$12,197	$206
7	40.71%	1.72%	25.97%	$12,597	$213
8	47.75%	1.72%	30.10%	$13,010	$220
9	55.13%	1.72%	34.37%	$13,437	$227
10	62.89%	1.72%	38.77%	$13,877	$235
Total Gain After Fees and Expenses				$3,877
Total Annual Fees & Expenses					$1,985

81

Old Mutual Cash Reserves Fund

Sub-Adviser: Wellington Management Company, LLP

INVESTMENT APPROACH

The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity. To pursue this goal, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers that are rated in one of the two highest rating categories by any two nationally recognized rating organizations or that are unrated securities of comparable quality. The Fund’s holdings are primarily U.S. money market instruments, such as certificates of deposit (“CDs”), commercial paper and corporate obligations, that Wellington, the Fund’s Sub-Adviser, believes offer the most attractive income potential without undue risk.

[On side panel: Money Market

Money Market is the securities market that exists to provide very short term funding to corporations, municipalities and the U.S. government. The money market specializes in debt securities that mature in less than one year.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Interest Rate Risk. When interest rates change, the Fund’s yield will be affected. An increase in interest rates tends to increase the Fund’s yield, while a decline in interest rates tends to reduce its yield.

Credit Risk. The value of debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they become due.

Inflation Risk. Inflation risk is the risk that your investment will not provide enough income to keep pace with inflation.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[On side panel: Commercial Paper

Commercial paper is a money market instrument that is a short-term promissory note issued by a corporation.]

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement

82

with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses. Currently, the Fund does not offer Advisor Class shares.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

1996	4.91%
1997	5.08%
1998	5.00%
1999	4.60%
2000	5.96%
2001	3.58%
2002	1.11%
2003	0.40%
2004	0.54%
2005	2.45%

The Fund’s year-to-date return as of March 31, 2006 was 0.95%.

Best Quarter:	Q3 2000	1.55%

Worst Quarter:	Q2 2004	0.06%

The table below provides average annual total return information for the Fund’s Class Z shares. Because the Fund does not currently offer Advisor Class shares, the average annual total returns data does not reflect Advisor Class performance. The Fund’s average annual total return is compared to the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in one of the two highest credit quality short-term money market instruments.

Average Annual Total Returns as of December 31, 2005

	Past	Past	Past
	1 Year	5 Years	10 Years
Cash Reserves Fund - Class Z
Before Taxes	2.45%	1.60%	3.34%

Lipper Money Market Funds Average
(Reflects No Deduction for
Fees, Expenses or Taxes)	2.37%	1.59%	3.32%

To obtain information about the Fund’s current yield, call 1-800-433-0051.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

83

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged and deducted directly from your investement)	Not Applicable	Not Applicable

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.40%(1)	0.40%(1)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.45%(1)	0.45%(1)
Total Annual Operating Expenses	0.85%	1.10%
Expense (Reduction)/Recoupment	-0.12%	-0.12%
Net Annual Operating Expenses	0.73%(2)	0.98%(2)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund. Because the Fund does not currently offer Advisor Class shares, “Other Expenses” for Advisor Class shares are based on expenses of the Fund’s Class Z shares.

(2)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.73% and 0.98% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 0.73% and 0.98% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$75	$233	$434	$1,015

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Advisor Class	$100	$312	$569	$1,306

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.73%	4.27%	$10,427	$75
2	10.25%	0.73%	8.72%	$10,872	$78
3	15.76%	0.73%	13.36%	$11,336	$81
4	21.55%	0.85%	18.07%	$11,807	$98
5	27.63%	0.85%	22.97%	$12,297	$102
6	34.01%	0.85%	28.07%	$12,807	$107
7	40.71%	0.85%	33.39%	$13,339	$111
8	47.75%	0.85%	38.92%	$13,892	$116
9	55.13%	0.85%	44.69%	$14,469	$121
10	62.89%	0.85%	50.69%	$15,069	$126
Total Gain After Fees and Expenses				$5,069

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Total Annual Fees & Expenses	$1,015

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.98%	4.02%	$10,402	$100
2	10.25%	0.98%	8.20%	$10,820	$104
3	15.76%	0.98%	12.55%	$11,255	$108
4	21.55%	1.10%	16.94%	$11,694	$126
5	27.63%	1.10%	21.50%	$12,150	$131
6	34.01%	1.10%	26.24%	$12,624	$136
7	40.71%	1.10%	31.16%	$13,116	$142
8	47.75%	1.10%	36.28%	$13,628	$147
9	55.13%	1.10%	41.59%	$14,159	$153
10	62.89%	1.10%	47.12%	$14,712	$159
Total Gain After Fees and Expenses				$4,712
Total Annual Fees & Expenses					$1,306

86

Old Mutual Dwight Intermediate Fixed Income Fund

Morningstar Category: Intermediate-Term Bond	Sub-Advisers: Dwight Asset Management Company

INVESTMENT APPROACH

The Fund seeks to provide investors with a high level of current income consistent with relative stability of principal. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The Fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The Fund may also invest in derivative instruments such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The Fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers Intermediate Aggregate Bond Index. The Fund’s dollar weighted average maturity will typically be between 3 and 10 years.

[On side panel: Bonds and Maturity

A bond is an IOU (debt security) issued by a government or corporation that pays a stated rate of interest and returns the face value on the maturity date. Maturity is the length of time until a bond or other debt instrument “matures” or becomes due and payable.

Duration

Duration is a measure that enables fixed income securities of different maturities and coupon rates to be compared. Duration measures the expected life of a fixed income security and is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in the interest rate.

Dollar Rolls

Dollar rolls are a special type of repurchase agreement in which the security transferred to the investor as collateral is a mortgage-backed security. The investor who sells the security gives up the cash flows during the roll period, but has use of the proceeds.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Securities issued by certain U.S. government agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Tennessee Valley Authority, are not supported by the full faith and credit of the U.S. Treasury, but only by their ability to borrow from the Treasury, other forms of governmental support, or by their own credit. Therefore, these securities have greater credit risk than Treasury securities.

Interest Rate Risk. When interest rates change, the value of the Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

87

Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the user or a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses. Currently, the Fund does not offer Advisor Class shares.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

2004	5.17%
2005	2.69%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was -0.14%.

Best Quarter:	Q3 2004	2.31%

Worst Quarter:	Q1 2005	-0.15%

The table below provides average annual total return information for the Fund’s Class Z shares. Because the Fund does not currently offer Advisor Class shares, the average annual total returns data does not reflect Advisor Class performance. The Fund’s average annual total return is compared to the Lehman Intermediate U.S. Aggregate Bond Index, a widely recognized, unmanaged index of fixed income securities with medium term durations.

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Average Annual Total Returns as of December 31, 2005

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Dwight Intermediate Fixed Income Fund - Class Z
Before Taxes	7/31/03	2.69%	N/A	5.29%

Dwight Intermediate Fixed Income Fund - Class Z
After Taxes on Distributions	7/31/03	1.28%	N/A	3.56%

Dwight Intermediate Fixed Income Fund - Class Z*
After Taxes on Distributions and
Sale of Fund Shares	7/31/03	1.76%	N/A	3.51%

Lehman Intermediate U.S. Aggregate Bond Index
(Reflects No Deduction for Fees,
Expenses or Taxes)	7/31/03	2.01%	5.51%	3.66%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(2)	0.45%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	1.24%(2)	1.24%(2)
Total Annual Operating Expenses	1.69%	1.94%
Expense (Reduction)/Recoupment	-0.84%	-0.84%
Net Annual Operating Expenses	0.85%(3)	1.10%(3)

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*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund. Because the Fund does not currently offer Advisor Class shares, “Other Expenses” for Advisor Class shares are based on expenses of the Fund’s Class Z shares.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.85% and 1.10% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 0.85% and 1.10% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$87	$271	$666	$1,772
Advisor Class	$112	$350	$798	$2,047

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

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Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.85%	4.15%	$10,415	$87
2	10.25%	0.85%	8.47%	$10,847	$90
3	15.76%	0.85%	12.97%	$11,297	$94
4	21.55%	1.69%	16.71%	$11,671	$194
5	27.63%	1.69%	20.58%	$12,058	$201
6	34.01%	1.69%	24.57%	$12,457	$207
7	40.71%	1.69%	28.69%	$12,869	$214
8	47.75%	1.69%	32.95%	$13,295	$221
9	55.13%	1.69%	37.35%	$13,735	$228
10	62.89%	1.69%	41.90%	$14,190	$236
Total Gain After Fees and Expenses				$4,190
Total Annual Fees & Expenses					$1,772

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

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1	5.00%	1.10%	3.90%	$10,390	$112
2	10.25%	1.10%	7.95%	$10,795	$117
3	15.76%	1.10%	12.16%	$11,216	$121
4	21.55%	1.94%	15.59%	$11,559	$221
5	27.63%	1.94%	19.13%	$11,913	$228
6	34.01%	1.94%	22.78%	$12,278	$235
7	40.71%	1.94%	26.53%	$12,653	$242
8	47.75%	1.94%	30.41%	$13,041	$249
9	55.13%	1.94%	34.40%	$13,440	$257
10	62.89%	1.94%	38.51%	$13,851	$265
Total Gain After Fees and Expenses				$3,851
Total Annual Fees & Expenses					$2,047

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Old Mutual Dwight Short Term Fixed Income Fund

Morningstar Category: Short-Term Bond	Sub-Advisers: Dwight Asset Management Company

INVESTMENT APPROACH

The Fund seeks to provide investors with a high level of current income consistent with maintaining a relatively high degree of stability of shareholders’ capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations of the U.S. Government and in investment grade debt securities rated AAA by Standard & Poor’s (“S&P”), Aaa by Moody’s Investor Service, Inc. (“Moody’s”) or deemed equivalent by Dwight, the Fund’s Sub-Adviser. The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities rated between AA and BBB by S&P or Aa and Baa by Moody’s.

U.S. government obligations include Treasury bills, notes, and bonds and Government National Mortgage Association (“Ginnie Mae”) pass-through securities, which are supported by the full faith and credit of the U.S. Treasury, as well as obligations and instrumentalities of the U.S. government which may not be supported by the full faith and credit of the U.S. Treasury. Other debt securities in which the Fund may invest include income producing securities such as U.S. corporate bonds, mortgage- and asset-backed securities, and bonds of dollar denominated foreign issuers.

The weighted average maturity of the Fund will vary depending on an evaluation of market conditions, patterns and trends by the Fund’s Sub-Adviser, but will typically be less than 3 years. There are no limitations on the maturity of any individual issues in the Fund.

[On side panel: Credit Ratings

Many debt securities are assigned credit ratings by agencies such as S&P or Moody’s that evaluate the quality of publicly offered debt. The four highest ratings of Moody's and S&P for corporate bonds are Aaa, Aa, A and Baa and AAA, AA, A and BBB. Securities with these credit ratings are generally considered investment grade. Lower rated securities, rated BB or Ba or lower are called “high yield” securities or “junk bonds.”]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Securities issued by certain U.S. government agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Tennessee Valley Authority, are not supported by the full faith and credit of the U.S. Treasury, but only by their ability to borrow from the Treasury, other forms of governmental support, or by their own credit. Therefore, these securities have greater credit risk than Treasury securities.

Interest Rate Risk. When interest rates change, the value of the Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

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Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. On October 1, 2004, the Fund’s shareholders approved a change in the Fund’s investment goal and the Fund’s investment strategy was changed accordingly. The performance information prior to October 1, 2004 is the performance of the Fund’s previous strategy, which was to seek to provide investors with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable NAV per share. The Fund’s performance prior to October 1, 2004 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class Z shares. Performance for Advisor Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2005 – Class Z Shares

2000	6.78%
2001	6.05%
2002	4.57%
2003	3.54%
2004	1.91%
2005	2.11%

The Fund’s Class Z shares year-to-date return as of March 31, 2006 was 0.55%.

Best Quarter:	Q3 2000	1.74%

Worst Quarter:	Q1 2005	-0.07%

The table below provides average annual total return information for the Fund’s Class Z and Advisor Class shares. The Fund’s performance is compared to the Merrill Lynch 1-3 Year U.S. Treasuries Index, an unmanaged performance benchmark including all U.S. Treasury and agency securities with maturities greater than or equal to one year and less than three years.

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Annual Average Total Returns as of December 31, 2005

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Dwight Short Term Fixed Income Fund - Class Z*	8/31/99	2.11%	3.62%	4.29%

Dwight Short Term Fixed Income Fund - Class Z*/**
After Taxes on Distributions	8/31/99	1.08%	N/A	N/A

Dwight Short Term Fixed Income Fund - Class Z*/**
After Taxes on Distributions and
Sale of Fund Shares	8/31/99	1.36%	N/A	N/A

Dwight Short Term Fixed Income Fund - Advisor Class*
Before Taxes	7/31/02	1.84%	N/A	2.53%

Merrill Lynch 1-3 Year U.S. Treasuries Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	8/31/99	1.67%	3.67%	4.34%

*

Data includes performance of a predecessor fund whose inception date was August 31, 1999. The predecessor fund was managed by Dwight and had investment goals, strategies and policies that were substantially similar to the Fund’s prior to October 1, 2004.

**

Average annual total returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown only for the past 1 year because until October 19, 2004, Fund shares were sold only to individual retirement accounts.

After-tax performance is shown for Class Z shares. After-tax performance for Advisor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

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Fees and Expenses Table*

	Class Z	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(2)	0.45%(2)
Distribution and/or Service (12b-1) Fees	Not Applicable	0.25%
Other Expenses	0.43%(2)	0.43%(2)
Total Annual Operating Expenses	0.88%	1.13%
Expense (Reduction)/Recoupment	-0.18%	-0.18%
Net Annual Operating Expenses	0.70%(3)	0.95%(3)

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.70% and 0.95% for Class Z and Advisor Class shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 0.70% and 0.95% for Class Z and Advisor Class shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

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Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$72	$224	$432	$1,033
Advisor Class	$97	$303	$567	$1,324

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratio, which is the same as that stated in the Fees and Expenses Table, is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.70%	4.30%	$10,430	$72
2	10.25%	0.70%	8.78%	$10,878	$75
3	15.76%	0.70%	13.46%	$11,346	$78
4	21.55%	0.88%	18.14%	$11,814	$102
5	27.63%	0.88%	23.00%	$12,300	$106
6	34.01%	0.88%	28.07%	$12,807	$110
7	40.71%	0.88%	33.35%	$13,335	$115
8	47.75%	0.88%	38.84%	$13,884	$120
9	55.13%	0.88%	44.56%	$14,456	$125
10	62.89%	0.88%	50.52%	$15,052	$130

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Total Gain After Fees and Expenses	$5,052
Total Annual Fees & Expenses		$1,033

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Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.95%	4.05%	$10,405	$97
2	10.25%	0.95%	8.26%	$10,826	$101
3	15.76%	0.95%	12.65%	$11,265	$105
4	21.55%	1.13%	17.01%	$11,701	$130
5	27.63%	1.13%	21.54%	$12,154	$135
6	34.01%	1.13%	26.24%	$12,624	$140
7	40.71%	1.13%	31.13%	$13,113	$145
8	47.75%	1.13%	36.20%	$13,620	$151
9	55.13%	1.13%	41.47%	$14,147	$157
10	62.89%	1.13%	46.95%	$14,695	$163
Total Gain After Fees and Expenses				$4,695
Total Annual Fees & Expenses					$1,324

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MORE ABOUT THE FUNDS

Investment Strategies and Risks

Each Fund seeks to achieve its investment objective through its principal investment strategies. The principal investment strategies and risks of each Fund have been described in the foregoing Fund Summaries. This section of the Prospectus discusses those and other investment strategies used by the Funds in greater detail and describes additional risks associated with an investment in the Funds. The Statement of Additional Information (“SAI”) contains more detailed information about the Funds’ investment policies and risks. The back cover of this Prospectus explains how you can get a copy of the SAI.

Analytic’s Investment Strategies – Old Mutual Analytic U.S. Long/Short Fund

Analytic selects equity securities for this Fund using a proprietary system that ranks stocks according to a mathematical model. Analytic’s system seeks to determine a security’s intrinsic value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Analytic begins the stock selection process by ranking stocks according to their one-month expected return. Analytic then uses a process called “portfolio optimization” to select securities that it believes will:

•	Maximize expected return for the Fund;
•	Minimize expected volatility relative to its benchmark; and
•	Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments such as news events or significant changes in fundamental factors. Using its system, Analytic strives to assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to the S&P 500 Index. “Style neutral” means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is “sector neutral” when its exposure to specified economic sectors is similar to that of its investment universe.

Barrow Hanley’s Investment Strategies – Old Mutual Barrow Hanley Value Fund

Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify undervalued securities and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields. Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools to help ensure that the Fund is not over-exposed to particular market segments. Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes. Sector and industry weightings are a residual of its investment process. Barrow Hanley expects to fully invest the assets of the Fund. Consequently, cash reserves are normally expected to be less than 5% of the Fund’s total assets.

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CastleArk’s Investment Strategies – Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds

CastleArk’s investment process consists of three disciplines: a qualitative identification of companies with desirable stock traits, a quantitative valuation analysis, and a quantitative diversification analysis.

•

Identification. CastleArk identifies companies that offer the best opportunities by looking for companies that (1) are growing, are highly-profitable, and dominate in their industries, (2) possess proprietary products, unique assets or an innovative approach to marketing, and (3) are capable, through outstanding management and otherwise, to produce superior returns on invested capital. Applying these criteria to a universe of approximately 800 growth stocks, CastleArk identifies around 200 dominant companies that it tracks for further consideration. Generally, about 10% of this list’s dominant companies changes from year to year.

•

Valuation. CastleArk determines target price-to-earnings ratios on a company-by-company basis through the use of its proprietary Earnings Life Cycle model. By use of this model, CastleArk compares the relative attractiveness of each of the dominant companies based on such factors as: (1) historical and projected earnings growth; (2) earnings stability; (3) return on invested capital; (4) P/E (price to earnings) ratios relative to S&P 500 averages; (5) earnings growth relative to S&P 500 averages; and (6) the beta of the stock (essentially, the variability of returns of the stock compared to returns of the market as a whole). CastleArk then classifies the dominant companies according to whether they are an “emerging growth”, a “consistent growth” or a “cyclical growth” company. Next, CastleArk determines a fair value for each company and, by comparing this to the stock price of the company, CastleArk creates a ranking of each dominant company by the degree of under- or over-valuation.

•

Diversification. Stocks of highly-ranked, dominant companies do not automatically become part of the portfolio. By considering factors such as industry and sector, company size (distribution of companies between “emerging”, “consistent”, and “cyclical” growth), liquidity (market impact costs of a buy or a sell), and market sensitivity of the portfolio (the portfolio’s beta), CastleArk quantitatively assesses the risk each individual stock has on the total portfolio. CastleArk’s diversification analysis also provides an overall risk framework that allows its portfolio to be “benchmarked” or compared with a target objective.

Columbus Circle’s Investment Strategies – Old Mutual Columbus Circle Technology and Communications Fund

Columbus Circle’s investment process is based on a growth-oriented process that uses fundamental research to evaluate growth and company quality. Columbus Circle’s process is based on the premise that companies doing better than expected will have rising securities prices while companies producing less than expected results will not. Columbus Circle refers to its discipline as positive momentum and positive surprise.

Columbus Circle focuses its research on finding positive momentum and positive surprise and strives to invest in companies that exceed investor expectations. Through careful analysis of company fundamentals in the context of the prevailing economic environment, Columbus Circle selects companies that meet its criteria. Columbus Circle believes that when a company demonstrates positive momentum and positive surprise in its business progress, its share price has historically continued on an upward trend. As the company benefits from the strengths of a new product cycle, a niche technology or service, or a dominant secular trend, the stock has historically outperformed the market. Columbus Circle closely monitors a company’s progress versus expectations in evaluating whether to purchase a stock.

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Copper Rock’s Investment Strategies – Old Mutual Strategic Small Company and Emerging Growth Funds

Copper Rock generates its initial investment ideas from a number of sources, including proprietary methods and screens, and bottom-up themes. In selecting companies, Copper Rock favors entrepreneurial companies that appear to be reasonably valued. Copper Rock’s investment process seeks to add value through bottom-up stock selection and in-depth fundamental research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position, and business strategy. Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. Sector weights result from Copper Rock’s bottom-up stock selection process.

Dwight’s Investment Strategies – Old Mutual Intermediate Fixed Income and Short Term Fixed Income Funds

Dwight uses its own fundamental investment and credit research in selecting fixed income securities for a Fund’s portfolio. Dwight selects securities through an active strategy focused primarily on relative yield, sector and asset class allocation, and duration management. Dwight looks for relative value in certain parts of the yield curve and seeks to enhance yield through selective allocation among various asset classes. Dwight also evaluates the potential performance of various market sectors and allocates investments among those sectors it believes will perform best. Dwight also reviews individual securities to identify issuers and issues that it believes will add value to the portfolio. Based on its interest rate outlook, Dwight may engage in duration management within a Fund’s overall limits.

Eagle’s Investment Strategies – Old Mutual Strategic Small Company and Small Cap Funds

Eagle searches for smaller, less visible companies with unique business concepts or niche products that are reasonably priced and positioned for growth. Eagle’s small-cap core investment strategy employs in-depth, rigorous research, intensive analysis and thorough, bottom-up stock selection to identify consistently growing companies that are reasonably priced.

The driving force behind each of Eagle’s investment decisions is to look beyond price-to-earnings multiples and stated growth rates to buy companies that have sustainable competitive advantages. Eagle seeks to gain a thorough understanding of a company’s management, business plan, financials, real rate of growth and competitive threats and advantages.

Eagle focuses on companies that are low-cost producers; those with high barriers to entry, those with strong management teams; those with recurring revenue streams; and those with conservative accounting. Other criteria include a catalyst for accelerated growth; earnings-per-share growth greater than 15%; reasonable price-to-earnings ratio relative to growth rate; high or expanding return on equity and high or expanding operating margins relative to peer group.

Heitman’s Investment Strategies – Old Mutual Heitman REIT Fund

Based upon extensive fundamental research, Heitman prepares valuation models for each company in its universe in order to identify companies that it believes are undervalued. The valuation model calculates each company’s intrinsic value based on private market transactions, traditional statistical measures such as multiple to cash flow as well as relative value.

Heitman analyzes and selects investments that it believes will provide a relatively high and stable yield and are good prospects for future growth in dividends. Most of these companies specialize in a particular

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geographic region or specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels. Heitman generally expects cash reserves to be less than 5% of the Old Mutual Heitman Real Estate Fund’s total assets and generally expects to hold between 30 and 50 securities.

Liberty Ridge’s Investment Strategies – Old Mutual Strategic Small Company, Focused, Large Cap, Mid-Cap and Small Cap Funds

Liberty Ridge’s core investment process is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth. These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Liberty Ridge attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity. Liberty Ridge believes appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.

Munder’s Investment Strategies – Old Mutual Growth Fund

Munder’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

Munder portfolio managers generally choose the Fund’s investments by reviewing the earnings growth of all publicly traded mid-cap companies over the past three years and selecting companies from within that universe. Investment decisions are primarily based on:

•	Above-average, consistent earnings growth;
•	Financial stability;
•	Relative valuation;
•	Strength of industry position and management team; and
•	Price changes compared to the S&P MidCap 400 Index.

Sector weights are also targeted to be similar to those of the S&P MidCap 400 Index in an effort to highlight stock selection and manage sector risk.

TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund

TS&W’s small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation model. Parts one and two of the model attempt to assess a company’s discount to private market value relative to other small-cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action. TS&W generally limits its investment universe to those companies with a minimum of three years of sound operating history.

TS&W’s analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including sell-side research, company filings, and trade periodicals. The analysts speak with company management to hear their perspectives and outlook on the pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

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Established positions in the portfolio are ranked daily for expected return and are reviewed periodically in the same manner to re-examine their fundamental and valuation characteristics, with the research meeting again serving as a forum for the discussion of each existing stock’s place in the portfolio.

Turner’s Investment Strategies – Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds

Turner’s investment strategy focuses on stock selection and a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, favorable trading volume, and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%) and technical analysis (approximately 10%).

Turner’s investment philosophy and process lead it to create equity portfolios that are generally fully invested at all times and, in large part, maintain sector weightings that are neutral relative to a targeted benchmark. Turner believes it is difficult, if not impossible, to accurately anticipate the market’s moves to favor one sector above another, and that the practice of overweighting or underweighting sectors leads to erratic investment performance. By remaining fully invested with a full market weighting in every sector, Turner helps ensure that its portfolios are positioned to benefit from rapid changes in market sentiment. In addition, by purchasing only those securities Turner believes are the best stocks within each sector, it seeks to minimize the impact of poorly performing sectors on the overall portfolio. These disciplines help reduce risks associated with sector rotation and market timing, and allow the investment team to focus efforts primarily on stock selection.

The heart of Turner’s stock selection process is fundamental analysis. Turner invests in companies whose fundamentals support:

•	a rate of growth that exceeds their industry peers;
•	earnings that meet or exceed market consensus estimates; and
•	earnings estimates that are being revised upwards.

Fundamental analysis helps determine if the companies Turner follows will exceed, meet, or fall short of consensus earnings expectations. The research analysts meet with company management, talk to industry experts and competitors, and attend trade shows/conferences in an effort to anticipate changes in the outlook for corporate earnings.

While the primary focus is on fundamental analysis, Turner also uses a proprietary computer model to assess a universe of approximately 5,000 companies of varying capitalizations based on multiple earnings growth and valuation factors. Turner’s analysts screen securities within sector and market capitalization groups, using factors appropriate for each specific group. Technical analysis is also used to evaluate trends in trading volume and price patterns for individual stocks. This helps the investment team to identify attractive entry and exit points. For example, money flow (accumulation or distribution) may act as a leading or confirming indicator. Relative strength can provide an early alert and cause analysts to revisit fundamentals.

Wellington’s Investment Strategies – Old Mutual Cash Reserves Fund

Wellington uses macro-economic and fundamental company analysis to seek securities with an acceptable maturity, are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound

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financial footing. Wellington also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

More About Investment Strategies and Risks

Foreign Securities. While the Funds generally emphasize investments in securities traded in the U.S., a Fund may invest in foreign-traded securities. The Analytic U.S. Long/Short Fund may invest up to 20% of its assets in foreign securities. The other Funds may invest up to 15% of assets in foreign securities. Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the United States and are not traded in the United States. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

ADRs. The Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR. ADRs are not considered foreign securities for purposes of the limitations stated above under Foreign Securities.

Fixed-Income Securities. While the Equity Funds generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment grade fixed-income securities. Fixed-income securities in which the Funds might invest include bonds, debentures, and other corporate or government obligations. The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in the interest rates or other adverse economic or political events. Fixed income securities may not deliver their expected yield as a result of the factors listed above.

Securities That Are Not Readily Marketable. Each Fund (other than the Old Mutual Cash Reserves Fund) may invest up to 15% of its net assets in securities that are “illiquid.” The Old Mutual Cash Reserves Fund may invest up to 10% of its net assets in securities that are illiquid. A security is illiquid if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Board of Trustees (the “Board”), certain restricted securities may be deemed liquid and will not be counted toward the 10% and 15% limits.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of Other Investment Companies. The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the 1940 Act. A Fund’s purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

Derivatives. A Fund may use derivatives to hedge risks inherent in the portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to

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reduce transaction costs associated with managing a portfolio, or to implement a Fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Funds may use include futures contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objective. A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Fund Turnover. The Funds do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. In addition, the sale of Fund securities may generate capital gains, which, when distributed, may be taxable to you.

Non-Fundamental Investment Policy

Each of the Old Mutual Columbus Circle Technology and Communications, Old Mutual Emerging Growth, Old Mutual Focused, Old Mutual Large Cap, Old Mutual Large Cap Growth, Old Mutual Large Cap Growth Concentrated, Old Mutual Mid-Cap, Old Mutual Select Growth, Old Mutual Small Cap, and Old Mutual Strategic Small Company Funds has a non-fundamental policy that states under normal conditions, it will invest at least 80% of total assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. Each Fund will provide notice to its respective shareholders at least 60 days prior to any change to this investment policy.

Sub-Adviser Allocations

For Funds that employ multiple Sub-Advisers, Old Mutual Capital will allocate the assets of the Fund according to the Fund’s particular investment mandate. Currently the investment mandate for each of the Old Mutual Growth Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Select Growth Fund and Old Mutual Small Cap Fund provides that each Sub-Adviser will manage between 45% and 55% of the Fund’s assets. The investment mandate for the Old Mutual Strategic Small Company Fund provides that the Sub-Adviser managing the “growth” sleeve will manage between 45% and 55% of the Fund’s assets and the two Sub-Advisers managing the “core” sleeve will manage between 20% and 30% of the Fund’s assets. Old Mutual Capital monitors the allocation of assets among the Sub-Advisers and will re-allocate a Fund’s assets no less frequently than quarterly, if necessary, to keep the allocation within the target range. Reallocation of assets are

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accomplished by allocating purchase or redemption proceeds to a particular Sub-Adviser and, if necessary, reallocating cash or securities to a particular Sub-Adviser.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures related to the disclosure of each Fund’s portfolio holdings is available at www.omfunds.com and in the SAI. The back cover of this Prospectus explains how you can get a copy of the SAI.

THE INVESTMENT ADVISER & SUB-ADVISERS

The Investment Adviser

Old Mutual Capital, located at 4643 S. Ulster Street, 6th Floor, Denver, Colorado 80237, is the investment Adviser for each Fund. Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm. Since 2004, Old Mutual Capital has been the investment adviser to the Old Mutual Advisor Funds, an affiliated mutual fund company. Old Mutual Capital has also been appointed by the Board as investment adviser to the Old Mutual Insurance Series Fund portfolios, subject to shareholder approval. Old Mutual Capital managed approximately $4.4 billion in mutual fund assets as of March 31, 2006.

Old Mutual Capital was appointed investment adviser to the Funds effective January 1, 2006. As investment adviser, Old Mutual Capital oversees the investment decisions made by the Sub-Advisers for the Funds, including monitoring the performance, security holdings and portfolio trading of the Sub-Advisers. Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions. In addition, Old Mutual Capital allocates assets among the Sub-Advisers for Funds managed by multiple Sub-Advisers, and provides certain administrative services for the Funds.

Old Mutual Capital and the Trust have applied to the SEC for an exemptive order granting exemptions from certain provisions of the 1940 Act, pursuant to which Old Mutual Capital will, subject to supervision and approval of the Board, be permitted to enter into and materially amend subadvisory agreements between Old Mutual Capital, the Trust, and unaffiliated sub-advisers without such agreements being approved by the shareholders of the applicable Fund. The Trust and Old Mutual Capital will therefore have the right to hire, terminate, or replace unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisers with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. Old Mutual Capital will have the ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement. There can be no guarantee that the Trust and Old Mutual Capital will obtain this order from the SEC. If the exemptive order is granted, the following funds intend to rely on this order to operate in the manner described above: Old Mutual Cash Reserves Fund, Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Large Cap Growth Fund, Old Mutual Select Growth Fund, Old Mutual Small Cap Fund and Old Mutual Strategic Small Company Fund.

Shareholders will be notified of any changes in unaffiliated sub-advisers. Shareholders of a Fund have the right to terminate a subadvisory agreement with an unaffiliated sub-adviser for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. The order also will permit the Funds to disclose to shareholders the aggregate fees paid to Old Mutual Capital and the sub-adviser(s) for each Fund.

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The Sub-Advisers

Analytic, a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, is the Sub-Adviser for the Old Mutual Analytic U.S. Long/Short Fund. Analytic manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Analytic is an affiliate of Old Mutual Capital and OMUSH, and was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. Analytic serves pension and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Analytic managed approximately $11.3 billion in assets as of March 31, 2006.

Barrow Hanley, a Nevada corporation located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is the Sub-Adviser for the Old Mutual Barrow Hanley Value Fund. Barrow Hanley was appointed Sub-Adviser to the Fund effective January 1, 2006, and manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Barrow Hanley is an affiliate of Old Mutual Capital and OMUSH. Barrow Hanley has provided value-oriented investment strategies to institutional investors and mutual funds since 1979. Barrow Hanley managed approximately $58.7 billion in assets as of March 31, 2006.

CastleArk, a Delaware limited liability company located at 1 North Wacker Drive, Suite 2950, Chicago, Illinois 60606, is a Sub-Adviser for the Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds. CastleArk was appointed Sub-Adviser to the Funds effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. CastleArk provides investment management services to institutional and high net worth clients. CastleArk held discretionary management authority with respect to over $2.1 billion in assets as of March 31, 2006.

Columbus Circle, a Delaware general partnership located at Metro Center, One Station Place, Stamford, Connecticut 06902, is the Sub-Adviser to the Old Mutual Columbus Circle Technology and Communications Fund. Columbus Circle was appointed Sub-Adviser to the Fund effective January 1, 2006, and manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Columbus Circle provides portfolio management services to high net worth individuals and institutional accounts, including corporate pension and profit-sharing plans, charitable institutions, foundations, endowments, municipalities, public mutual funds, private investment funds, and a trust program. Columbus Circle held discretionary management authority with respect to approximately $7.1 billion in assets as of March 31, 2006.

Copper Rock, a Delaware limited liability company located at 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116, is the Sub-Adviser to the Old Mutual Emerging Growth Fund and a Sub-Adviser to the Old Mutual Strategic Small Company Fund. Copper Rock was appointed Sub-Adviser to the Funds effective January 1, 2006. Copper Rock manages and supervises the investment of the Emerging Growth Fund’s assets and certain of the Strategic Small Company Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Copper Rock is an affiliate of Old Mutual Capital and OMUSH. Copper Rock also manages discretionary equity portfolios for institutional accounts. Copper Rock held discretionary management authority with respect to approximately $450 million in assets as of March 31, 2006.

Dwight, a Delaware corporation located at 100 Bank Street, Burlington, Vermont 05401, is the Sub-Adviser to the Old Mutual Dwight Intermediate Fixed Income and Short Term Fixed Income Fund. Dwight has been a Sub-Adviser to the Funds since 2002. Dwight manages and supervises the investment

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of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Dwight, a wholly-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital, has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans since 1983. Dwight managed approximately $54.9 billion in assets as of March 31, 2006.

Eagle, a Florida corporation located at 880 Carillon Parkway, St. Petersburg, Florida 33716, is a Sub-Adviser to the Old Mutual Strategic Small Company and Small Cap Funds. Eagle was appointed Sub-Adviser to the Funds effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Eagle provides investment advisory services to both retail clients and institutional clients, including corporate pension plans, public funds, foundations and other tax-exempt entities and registered investment companies. Eagle held discretionary management authority with respect to over $12.7 billion in assets as of March 31, 2006.

Heitman, a Delaware limited liability company located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606, is the Sub-Adviser to the Old Mutual Heitman REIT Fund. Heitman manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Heitman is a wholly-owned subsidiary of Heitman, LLC, a Delaware limited liability company owned 50% by senior executives with the Heitman organization and 50% by Old Mutual (HFL), Inc., a wholly owned subsidiary of OMUSH. Heitman is an affiliate of Old Mutual Capital. Heitman has provided investment management services to its clients since 1987. Heitman is a registered investment adviser specializing in publicly traded U.S. real estate investment trust (REIT) securities. Heitman held discretionary management authority with respect to approximately $3.3 billion in assets as of March 31, 2006.

Munder, a Delaware general partnership located at 480 Pierce Street, Birmingham, Michigan 48009, is a Sub-Adviser to the Old Mutual Growth Fund. Munder was appointed Sub-Adviser to the Fund effective January 1, 2006, and manages and supervises the investment of certain of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Munder furnishes investment advisory services to clients on a discretionary basis and serves as sub-adviser to various domestic and non-domestic entities, as well as to separately managed accounts through arrangements with other industry professionals. Munder held discretionary management authority with respect to approximately $41.5 billion in assets as of March 31, 2006.

TS&W, a Virginia corporation located at 5000 Monument Avenue, Richmond, Virginia 23230, is the Sub-Adviser to the Old Mutual TS&W Small Cap Value Fund. TS&W manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. TS&W is a wholly-owned subsidiary of OMUSH, and an affiliate of Old Mutual Capital. Founded in 1969, TS&W serves institutional investors, middle market investors, and individuals in managing equity, fixed income, international and small-cap equity investments. TS&W held discretionary authority with respect to approximately $7.2 billion in assets as of March 31, 2006.

Turner, a Pennsylvania corporation located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is a Sub-Adviser to the Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds. Turner was appointed Sub-Adviser to the Funds effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Turner held discretionary management authority with respect to approximately $21.2 billon in assets as of March 31, 2006 for institutional and individual accounts.

Wellington, a Massachusetts limited liability partnership located at 75 State Street, Boston, Massachusetts 02109, is the Sub-Adviser to the Old Mutual Cash Reserves Fund. Wellington manages

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and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Wellington and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington held discretionary management authority with respect to approximately $542 billion in assets as of March 31, 2006.

Liberty Ridge, a Delaware corporation located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087, is the Sub-Adviser to the Old Mutual Focused, Large Cap and Mid-Cap Funds and is a Sub-Adviser to the Old Mutual Strategic Small Company and Small Cap Funds. Liberty Ridge was appointed Sub-Adviser to the Funds effective January 1, 2006. Prior to that date, Liberty Ridge was the Trust’s investment adviser. Liberty Ridge manages and supervises the investment of the Focused, Large Cap and Mid-Cap Funds’ assets and certain of the Strategic Small Company and Small Cap Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Liberty Ridge, a wholly-owned subsidiary of OMUSH, and an affiliate of Old Mutual Capital, was founded in 1982, and managed approximately $791 million in assets as of March 31, 2006.

Litigation

In June 2004, Liberty Ridge reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust’s SAI are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the sub-advisory services it provides to the Funds. In this event, the Trust’s Board would be required to seek a new sub-adviser for the Funds sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), PBHG Funds (now known as Old Mutual Advisor Funds II), Liberty Ridge (formerly known as Pilgrim Baxter & Associates, Ltd. (“PBA”)), its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit ("Class Action Suit") and a separate Derivative Suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust’s SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment adviser, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On August 30, 2005, the State of West Virginia West Virginia Securities Division (the "WV Securities Division") entered a cease and desist order (the "Order" and, together with the Civil Litigation, the "Litigation") against Pilgrim Baxter & Associates, Ltd. (now known as Liberty Ridge Capital, Inc.). The

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Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust’s disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Funds. However, neither Liberty Ridge nor Old Mutual Capital are currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Funds.

Management Fees

The table below shows the management fees the Funds paid during the fiscal year ended March 31, 2006.

	Advisory Fees paid to Liberty Ridge April 1, 2005 through December 31, 2005*	Advisory and Administrative Fees paid to Old Mutual Capital January 1, 2006 through March 31, 2006*
Analytic U.S. Long/Short Fund	0.70%	0.80%
Barrow Hanley Value Fund	1.00%	1.00%
Columbus Circle Technology and Communications Fund	0.85%	0.95%
Emerging Growth Fund	0.85%	0.95%
Focused Fund	0.65%	0.75%
Growth Fund	0.85%	0.825%
Heitman REIT Fund	0.85%	0.90%
Large Cap Fund	0.65%	0.75%
Large Cap Growth Fund	0.75%	0.85%
Large Cap Growth Concentrated Fund	0.85%	0.90%
Mid-Cap Fund	0.85%	0.95%
Select Growth Fund	0.85%	0.90%
Small Cap Fund	1.00%	1.00%
Strategic Small Company Fund	0.85%	0.95%
TS&W Small Cap Value Fund	1.00%	1.10%
Cash Reserves Fund	0.30%	0.40%
Dwight Intermediate Fixed Income Fund	0.40%	0.45%
Dwight Short Term Fixed Income Fund	0.40%	0.45%
*	Fees paid to Old Mutual Capital include both advisory and administrative fees whereas fees paid to Liberty Ridge included only advisory fees.

Management fee breakpoints for all Funds are triggered once a Fund reaches $300 million in assets. For assets between $0 and $300 million, management fees for all Funds will be charged at their base level.

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Once assets of any Equity Fund or Fixed Income Fund exceed $300 million, the management fee charged will be reduced by 0.05% and 0.025% from their base levels, respectively. Further fee breakpoints are triggered when a Fund's assets reach $500 million, $750 million, $1 billion, $1.5 billion and $2 billion. In each case, base level management fees for Equity Funds are reduced by an additional 0.05% for a possible 0.30% total reduction, and base level management fees for Fixed Income Funds are reduced by an additional 0.025% for a possible 0.15% total reduction.

The Sub-Advisers are entitled to receive a fee from Old Mutual Capital equal to a percentage of the daily net assets of each Fund. The fee arrangement for each Sub-Adviser is described in the SAI.

A discussion regarding the basis for the Board’s approval of the investment advisory contract between the Trust and Old Mutual Capital and the sub-advisory contracts between the Trust and each Sub-Adviser is available in the Trust’s Annual Report to Shareholders which is available on the Funds’ Website at www.omfunds.com. The back cover of this Prospectus explains how you can get a copy of the Annual Report.

The Portfolio Managers

Listed below are the portfolio managers that have responsibility for the day-to-day management of each Fund and a brief biographical description of each portfolio manager. The SAI provides additional information about the portfolio managers’ investments in the Fund or Funds that they manage, a description of their compensation structure and information regarding other accounts that they manage.

ANALYTIC U.S. LONG/SHORT FUND

Analytic

Harindra de Silva, Ph.D., CFA, (President and Portfolio Manager) is responsible for Analytic’s strategic direction and the ongoing development of its investment processes. Dr. de Silva focuses on the ongoing research and portfolio management efforts for the firm’s U.S. equity strategies and Tactical Asset Allocation strategies. Before joining Analytic in 1995 as a member of the U.S. equity team, he was a Principal at Analysis Group, Inc., where he was responsible for providing economic research services to institutional investors including investment managers, large pension funds and endowments. He received a Ph.D. in Finance from the University of California, Irvine. He holds a B.S. in Mechanical Engineering from the University of Manchester Institute of Science and Technology and an M.B.A. in Finance and an M.S. in Economic Forecasting from the University of Rochester. He has 19 years of industry experience.

Dennis Bein, CFA, (Chief Investment Officer and Portfolio Manager) is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as the day-to-day portfolio management and trading of those accounts. Before joining Analytic in 1995 as a member of the U.S. equity team, Mr. Bein was a Senior Consultant for AG Risk Management, Analysis Group, Inc.’s investment consulting subsidiary. He received an M.B.A. from the Anderson Graduate School of Management at the University of California, Riverside. Mr. Bein completed his undergraduate studies in Business Administration at the University of California, Riverside. He has 14 years of industry experience.

Steven Sapra, CFA, (Portfolio Manager) is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as day-to-day portfolio management and trading. Before joining Analytic in 1999 as a member of the U.S. equity team, Mr. Sapra was a Senior Consultant for BARRA, Inc. He received an M.A. in Economics from the University of Southern California and a B.S. in Economics from California State Polytechnic University, Pomona. He has seven years of industry experience.

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BARROW HANLEY VALUE FUND

Barrow Hanley

James P. Barrow founded Barrow Hanley in August 1979. During his 42-year investment career, Mr. Barrow has worked as a securities analyst and portfolio manager for several major institutions, including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. Mr. Barrow holds a B.S. from the University of South Carolina.

COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND

Columbus Circle

Anthony Rizza, CFA, has been at Columbus Circle for the past 15 years and has managed Columbus Circle’s technology portfolio since 1994.

DWIGHT INTERMEDIATE FIXED INCOME FUND

Dwight

David T. Kilborn, CFA, joined Dwight as an investment manager in 1995 and has fifteen years of financial services experience. Prior to that time, he was a Fixed Income Securities Trader at Nations Banc Capital Markets, Charlotte, North Carolina. He received his B.S. from Trinity College.

Robert P. Clancy is a Senior Vice President of Dwight. Mr. Clancy has twenty-two years of investment experience. Prior to joining Dwight in 2001, he was a Vice-President at Standish, Ayer & Wood and Senior Vice Portfolio Manager at Dewey Square Investors. He received his B.S. from Brown University.

DWIGHT SHORT TERM FIXED INCOME FUND

Dwight

Derrick M. Wulf is a Senior Vice President of Dwight. Mr. Wulf has seven years of financial services experience. Prior to joining Dwight in 1998, he was involved in institutional fixed income sales at First Union Capital.

David T. Kilborn, CFA (see description under Dwight Intermediate Fixed Income Fund)

EMERGING GROWTH FUND

Copper Rock

Tucker Walsh is a founding partner, chief executive officer and head of portfolio management at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Walsh was a managing director and head of the Small Cap Growth team at State Street Research (since 1997). Prior to his employment with State Street Research, Mr. Walsh was an equity analyst at Chilton Investment Company, SG Cowen Asset Management and Merrill Lynch. Mr. Walsh earned a B.A. in Economics from Washington and Lee University. He has over 14 years of investment industry experience.

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Michael Malouf, CFA, is a founding partner and portfolio manager at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Malouf founded Primena, a software company that creates software for money managers, and was involved in real estate investing (2002 to 2005). Mr.

Malouf previously held the position of managing director and head of Small Cap Growth Investing at Neuberger Berman (1998 to 2002). Prior to his employment with Neuberger Berman, he held the position of small-cap portfolio manager at RCM Capital Management (1991 to 1998). Mr. Malouf holds a B.S. in Finance from Arizona State University and a CFA designation. He has over 15 years of investment industry experience.

FOCUSED FUND

Liberty Ridge

Jerome J. Heppelmann, CFA, joined Liberty Ridge in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Liberty Ridge’s investment team. Prior to joining Liberty Ridge, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

GROWTH FUND

Munder

A team of professionals employed by Munder makes investment decisions for the Fund. The team consists of Tony Y. Dong, Brian S. Matuszak and Andy Y. Mui. Mr. Dong makes final investment decisions for the Fund. The team members provide analytical support for Mr. Dong’s selections.

Tony Y. Dong, CFA, Managing Director, Mid-Cap Equities, has been a member of the Fund’s portfolio management team since Munder became a Sub-Adviser to the Fund in January 2006. Mr. Dong joined Munder’s mid-cap core growth team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for Munder’s mid-cap/small-cap blend discipline. He became part of the mid-cap/small-cap blend team in November 2003. Mr. Dong joined Munder in 1988 as a portfolio manager for Munder’s Growth at a Reasonable Price (GARP) investment discipline. He was promoted to Senior Portfolio Manager in 1994 and to Managing Director, Mid-Cap Equities, in 2006.

Brian S. Matuszak, CFA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became a Sub-Adviser to the Fund in January 2006. He is also a member of Munder’s REIT and mid-cap/small-cap blend portfolio management teams. Mr. Matuszak joined the REIT and mid-cap core growth teams as an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. He has been part of the mid-cap/small-cap blend team since 2005. Prior to April 2002, Mr. Matuszak had been an internal wholesaler at Munder, marketing the Munder Funds and Munder Funds wrap products. He joined Munder in May 2000.

Andy Y. Mui, CPA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became a Sub-Adviser to the Fund in January 2006. He has also a member of Munder’s mid-cap/small-cap blend portfolio management team since joining Munder in June 2005. Prior to joining Munder, he had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity Research Associate with RBC Capital Markets from mid-2002 through 2003. From August 2000 through May 2002, Mr. Mui was pursuing his M.B.A. at the Tuck School of Business at Dartmouth. He also held the position of Equity Research Associate at Banc of America Securities LLC during the summer of 2001.

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Turner

Christopher K. McHugh joined Turner upon its founding in 1990. He manages technology and telecommunications and producer durables sectors for all of Turner's stock funds. Prior to joining Turner, Mr. McHugh was a Performance Specialist for Provident Capital Management from 1986 to 1990.

Robert R. Turner, CFA, joined Turner upon its founding in 1990. He manages the technology and telecommunications and producer durables sectors for all of Turner's stock funds. Prior to joining Turner, Mr. Turner served as Senior Investment Manager for Meridian Investment Company from 1985 to 1990, Portfolio Manager with Integon Corporation from 1983 to 1985, Analyst at McMillon/Eubanks from 1981 to 1983, and Systems Consultant with Andersen Consulting from 1979 to 1981.

William C. McVail, CFA, joined Turner in 1998. He manages the consumer sector for all of Turner's stock funds. Prior to joining Turner, Mr. McVail worked as a Portfolio Manager for Black Rock Equity Advisors from 1995 to 1998, and served as a Fixed Income Research Analyst and Equity Analyst for PNC Investment Management & Research from 1987 to 1995.

HEITMAN REIT FUND

Heitman

Timothy J. Pire, CFA, is managing director of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Prior to joining the sub-adviser in 1994, Mr. Pire served as vice president and research analyst with PRA Securities Advisors, LP.

Randall E. Newsome is executive vice president of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through fund management. Prior to joining the sub-adviser in 1994, Mr. Newsome served as vice president and research analyst with PRA Securities Advisors, LP.

Larry S. Antonatos is senior vice president of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Mr. Antonatos also oversees Heitman’s trading positions. Prior to joining Heitman in 1998, Mr. Antonatos served as associate director with Fitch Investors Service, LP, in New York City (1997-1998) and as a Fund manager with Equitable Real Estate Investment Management, Inc. in Chicago (1992 - 1997).

LARGE CAP FUND

Liberty Ridge

Jerome J. Heppelmann, CFA (see description under Focused Fund)

LARGE CAP GROWTH, LARGE CAP GROWTH CONCENTRATED AND SELECT GROWTH FUNDS

CastleArk

Jerome Castellini has been a manager of CastleArk’s large-cap growth fund since 1999. Prior to joining CastleArk, Mr. Castellini held the positions of vice president and managing partner at Loomis, Sayles & Company, LP (1989-1999), portfolio manager at Kemper Financial Harris Trust (1981-1989), and analyst at Harris Trust (1979-1981).

Robert Takazawa, Jr., has been a manager of CastleArk’s large-cap growth fund since 1999. Prior to joining CastleArk, Mr. Takazawa held the positions of vice president and portfolio manager at Loomis, Sayles & Company, LP (1994-1999), and Kemper Financial (1973-1994).

Scott Pape has been a manager of CastleArk’s large-cap growth fund since 1999. Prior to joining CastleArk, Mr. Pape held the positions of vice president and equity portfolio manager at Loomis, Sayles & Company, LP (1991-1999), portfolio manager at Illinois State Management Board (1987-1991), Sears Investment Management (1984-1987), and analyst at Commonwealth Edison (1981-1984).

Turner

Mark D. Turner joined Turner upon its founding in 1990. He covers the financial services sector for all of Turner's stock funds. Prior to joining Turner, Mr. Turner worked as Vice President/Senior Portfolio Manager for First Maryland Asset Management from 1987 to 1989, Vice President/Portfolio Manager for Merrill Lynch Asset Management from 1985 to 1987, and Portfolio Manager/Analyst for Wachovia Investment Management from 1982 to 1987.

Robert R. Turner, CFA, (see description under Growth Fund)

Robb J. Parlanti, CFA, joined Turner in 1993. He covers the cyclical sector for all of Turner's stock funds. Prior to joining Turner, Mr. Parlanti worked as an Investment Officer for PNC Bank, N.A., from 1987 to 1993.

MID-CAP FUND

Liberty Ridge

Jerome J. Heppelmann, CFA (see description under Focused Fund)

SMALL CAP FUND

Eagle

Todd McCallister, Ph.D., CFA, joined Eagle in 1997 and currently holds the positions of Managing Director and Portfolio Manager. Mr. McCallister has 19 years of investment experience as a portfolio manager and analyst. Prior to joining Eagle, Mr. McCallister served as a Portfolio Manager at Investment Advisors, Inc. Mr. McCallister also served as a Portfolio Manager at ANB Investment Management for 5 years. Mr. McCallister holds a B.A., with highest honors, from the University of North Carolina (1982), and a Ph.D. in economics from the University of Virginia (1987). He earned his CFA designation in 1996.

Stacey Serafini Thomas, CFA, joined Eagle in 1999 and currently holds the position of Assistant Portfolio Manager at Eagle. Ms. Thomas has more than eight years of investment experience as portfolio co-manager and analyst. Prior to joining Eagle, Ms. Thomas served as a Corporate Finance Analyst for Raymond James & Associates, Inc. Ms. Thomas holds a B.A. in government, cum laude, from Harvard University (1997). She earned her CFA designation in 2002.

Liberty Ridge

James B. Bell, III, CFA, joined Liberty Ridge in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies, and has been a portfolio manager since 2004. Prior to joining Liberty Ridge, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.

STRATEGIC SMALL COMPANY FUND

Copper Rock

Tucker Walsh (see description under Emerging Growth Fund)

Michael Malouf (see description under Emerging Growth Fund)

Eagle

Todd McCallister (see description under Small Cap Fund)

Stacey Serafini Thomas (see description under Small Cap Fund)

Liberty Ridge

James B. Bell, III, CFA (see description under Small Cap Fund)

TS&W SMALL CAP VALUE FUND

TS&W

Frank H. Reichel, III, has over sixteen years of experience managing value and small-cap value portfolios. Mr. Reichel has worked as a portfolio manager for TS&W since August 2000. Prior to joining TS&W, Mr. Reichel worked for seven years as a portfolio manager at Stratton Management Company.

ABOUT YOUR INVESTMENT

Your Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”). NAV per share class of a Fund is calculated by dividing the total net assets of each class of a Fund by the total number of the class’ shares outstanding of that Fund. NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Your purchase, exchange, or redemption of a Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents. The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance. If a Fund invests in another investment company, that Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests. The Prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

The Trust may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“Financial Intermediaries”) that may include the Funds as an investment alternative in the programs they offer or administer. Financial Intermediaries and the Trust may reserve the right not to accept customer orders that are incomplete or otherwise not in “good order.” Financial Intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to the Trust or an affiliate of the Trust in a timely manner. The Trust will be deemed to have received a purchase or redemption order from a Financial Intermediary when the Financial Intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by a Financial Intermediary or its designee and promptly transmitted to the Trust or its agent, subject to the Trust’s right to reject any orders not received in good order.

Valuing Portfolio Securities

The Funds use pricing services to determine the market value of the securities in their portfolios. Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

The Old Mutual Cash Reserves Fund prices its investments at amortized cost, which approximates market value. Short-term investments are priced at amortized cost, which approximates market value. The market value of bonds is determined based on an evaluated price. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale. If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board.

Fair Value Pricing

The Funds have fair value pricing procedures in place, and a Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is believed to be unreliable, is unavailable, or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities. The valuation assigned to fair valued securities for purposes of calculating the Fund's NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which the Fund could sell the fair valued security and may not always result in a more accurate NAV.

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INVESTING IN THE FUNDS

Policy Regarding Excessive or Short-Term Trading

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of Fund shares may:

•	cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;
•	force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

The Trust, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that all such trading will be identified and restricted. Purchase and sale orders may be received through Financial Intermediaries. The Trust, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through Financial Intermediaries, or through the use of omnibus accounts by Financial Intermediaries.

To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented, the following tools designed to discourage excessive short-term trading in the Funds:

•	trade activity monitoring;
•	trading guidelines;
•	a redemption/exchange fee on trades in all non-money market funds; and
•	selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Funds will occur. Moreover, each of these tools other than the redemption/exchange fee involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe are consistent with long-term shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the Funds, other Funds, and accounts under common ownership, influence or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

Old Mutual Capital and its agents monitor selected trades in an effort to detect short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a

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shareholder has engaged in short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder's account. Determining whether a shareholder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of Financial Intermediaries is limited. Financial Intermediaries often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the cooperation, willingness, ability and rights of financial intermediaries to monitor trading activity in omnibus accounts and enforce the Funds’ short-term trading policy on shareholders in such accounts. There is no assurance that the Financial Intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the short-term trading policy. Old Mutual Capital and its agents, will, however, attempt to apply the short-term trading policy uniformly to all Financial Intermediaries.

Trading Guidelines

If a shareholder exceeds four exchanges out of a Fund (other than Old Mutual Cash Reserves Fund) per calendar year, or if the Trust, Old Mutual Capital or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Trust will not knowingly accept any additional purchase and exchange orders from such shareholder. The Trust and Old Mutual Capital and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one of the Trust’s series funds to purchase shares of one or more other series funds of the Trust is considered a single exchange. The Trust may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Financial Intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked. Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges. The Trust and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

Redemption/Exchange Fee

All Funds (except the Old Mutual Cash Reserves Fund) will each impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase. The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders.

The redemption/exchange fee will not be applicable to shares of the Old Mutual Cash Reserves Fund.

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The Funds charge the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

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total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

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total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a Financial Intermediary;
•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;
•	redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or
•	redemptions initiated by a Fund, as permitted in the Prospectus.

The Funds’ goal is to apply the redemption/exchange fee to all shares of each Fund (except the Old Mutual Cash Reserves Fund) regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain Financial Intermediaries and preexisting contrary legal covenants and agreements with Financial Intermediaries.

Choosing a Share Class

The Funds have four classes of shares, two of which, Class Z and Advisor Class, are offered by this Prospectus. Each class represents investments in the same portfolio of securities of a Fund and has the same rights and privileges of the other share classes of that Fund, except that: (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class my be subject to different service fees, which, if applicable, are paid pursuant to a Service Plan which may be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are generally not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class. When choosing a share class, you should consult your financial adviser as to which class is most suitable for you.

Buying Shares

You may purchase shares of each Fund directly through the Fund’s transfer agent or through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such broker-dealers or financial institutions may charge you a fee for this service in addition to each Fund’s

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public offering price. The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order.

Purchases of shares of each Fund may be made on any day on which the NYSE is open for business. If you purchase shares directly through the Fund’s transfer agent, your order must be received before 4:00 p.m. Eastern Time for your purchase order to be effective on the day you place your order. If you order shares through a broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Funds for your purchase order to be effective on the day you place your order. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day’s NAV.

Concepts to Understand

TRADITIONAL IRA. An individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA. An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA. An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

SIMPLE IRA. An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS. A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult an Old Mutual Shareholder Services representative or a tax adviser.

Minimum Investments*

	Initial	Additional
Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	no minimum	$50
*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.
(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.
(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

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Selling Shares

You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund’s transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to 7 days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. The broker-dealer or financial institution may charge you a fee for this service.

Limitations on selling shares by telephone

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day
*	Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with medallion signature guarantees. These include:

•	Redemptions by check, wire or ACH in excess of $50,000;
•	Requests to send proceeds to a different address or payee;
•	Requests to send proceeds to an address that has been changed within the last 30 days; and
•	Requests to wire proceeds to a different bank account.

A medallion signature guarantee helps to protect you against fraud. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and NYSE Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account. Consult your broker, dealer, or financial institution regarding how to establish this feature. Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

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Check Writing

Check Writing is offered to shareholders of the Old Mutual Cash Reserves Fund. If you have an account balance of $5,000 or more, you may establish this option on your account. You may redeem shares by writing checks on your account for $250 or more. To establish Check Writing on your account, call 1-800-433-0051 and request a Signature Card.

General Policies

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IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Trust is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.
•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.
•

Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•

When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

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SEI Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

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Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount. This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, or Systematic Investment Plans. The Funds will provide 60 days’ prior notice of the imposition of this fee. The Funds will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•

For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you. You will be provided 60 days’ prior notice of such redemption. Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.
•	To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund. Call your

121

broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or financial adviser.

Exchanges Between Funds

You may exchange some or all shares of a particular class of a Fund for the same class of any other Fund that offers such class of shares. If a shareholder exceeds four exchanges out of any of the Funds per calendar year, or if the Funds, Old Mutual Capital, of one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders. In addition, short-term exchanges may be subject to a redemption/exchange fee. See the section of this Prospectus entitled “Your Investment - Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Funds and the redemption/exchange fee.

To Open an Account

In Writing:

Complete the application.

Mail your completed application and a check to:

Regular Mail:

Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

Overnight Mail:

Old Mutual Advisor Funds II

210 West 10th Street, 8th Floor

Kansas City, Missouri 64105

By Telephone:

Call us at 1-800-433-0051 to receive an account application and receive an account number.

By Wire:

Call us at 1-800-433-0051 to receive an application and account number. Wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A.

ABA # 10-10-00695

Account # 98705-23469

Include the following information with the wiring instructions:

Fund name in which you want to invest

Your name

Your Social Security or tax identification number

Your account number

Return the account application.

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By Automated Clearing House (“ACH”):

Currently you may not open an account through ACH

Via the Internet:

Visit the OMAF II Website at www.omfunds.com.

Enter the “Open An Account” screen and follow the instructions.

To Make Additional Investments to an Existing Account

In Writing:

Fill out an investment slip.

Mail the slip and the check to:

Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

By Telephone:

Call us at 1-800-433-0051.

By Wire:

Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.

ABA # 10-10-00695

Account # 98705-23469

Include the following information with the wiring instructions:

Fund name in which you want to make an additional investment

Your name

Your Social Security or tax identification number

Your account number

By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet:

Complete the bank information section on the account application.

Enter the “My Account” section of the OMAF II Website located at www.omfunds.com and follow the instructions for purchasing shares.

To Sell Shares

In Writing:

Write a letter of instruction that includes the following information:

your name(s) and signature(s)

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your account number

the Fund name

the dollar amount you wish to sell

how and where to send the proceeds

If required, obtain a medallion signature guarantee (see the “Selling Shares” section of this Prospectus). Mail your request to:

Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

By Telephone:

Sales orders may be placed by telephone provided this option was selected on your account application. Please call 1-800-433-0051. Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire:

Sale proceeds may be wired at your request. Be sure OMAF II has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet:

Enter the “My Account” section of the OMAF II Website located at www.omfunds.com and follow the instructions for redeeming shares.

Distribution and Taxes

The Equity Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available, except the Old Mutual Heitman REIT Fund pays shareholders dividends from its net investment income quarterly and distributions from its net realized capital gains once a year, if available. The Fixed Income Funds declare dividends daily and pay shareholders dividends from their net investment income monthly. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and of long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of shares of a Fund, whether for cash or for shares of another Fund, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) short-term capital gains will apply if you sell or exchange a Fund up to 12 months

124

after buying it; and (2) long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone’s tax situation is unique, always consult your tax adviser about federal, state, and local tax consequences.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

Type of Distribution	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	5%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	5%	15%

Distribution Arrangements

The Trust, on behalf of the Advisor Class shares of each Fund, has adopted a Distribution Plan and a Service Plan pursuant to which a Fund may pay distribution fees to Old Mutual Investment Partners (“the Distributor”) and service fees to the Distributor, brokers, dealers or other Financial Intermediaries. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders’ accounts. All or a substantial portion of the distribution fees and service fees that are paid to the Distributor are re-allowed to the dealer of record or entity providing personal shareholder services. Because distribution fees and/or service fees are paid out of the Funds’ Advisor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See the “Fund Summaries” and “Your Investment - Choosing a Share Class” sections of this Prospectus for details on the distribution fees and service fees.

Revenue Sharing

Payments to Financial Intermediaries

The Distributor or one or more of its affiliates may, from time to time, make payments from its own resources to Financial Intermediaries. These “revenue sharing” payments may be made in exchange for certain services provided by the intermediary, such as placing the Trust and the Funds on the intermediary’s sales system or placing the Trust and the Funds on the intermediary’s preferred or recommended list, and/or marketing support. Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the Financial Intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the Financial Intermediary.

Old Mutual Capital or its affiliates may pay Financial Intermediaries for administrative or recordkeeping support services. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Trust and the Funds, delivering proxy statements, annual reports, updated prospectuses and other communications, and other recordkeeping services relating to investments in the Funds.

125

From time to time, the Distributor or its affiliates may also pay “networking fees” to broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces the Trust’s costs in processing shareholder transactions. These networking fees compensate the broker for its expense in processing transactions through the clearinghouse.

Financial Intermediaries may be compensated differently depending on the nature and extent of the services they provide. Financial Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments are subject to limitations under applicable law.

The Distributor or its affiliates may also make non-service, revenue sharing payments to Financial Intermediaries at an annual rate specified in writing by the Distributor or its affiliates. These payments generally represent a percentage of a Financial Intermediary’s sales and/or the value of Fund shares within a Financial Intermediary’s client accounts. In addition, intermediaries may receive non-cash compensation, such as promotional merchandise bearing the OMAF II logo.

The Distributor is motivated to make these revenue sharing payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the Financial Intermediary. Old Mutual Capital and the Sub-Advisers may also benefit from the Distributor’s activity through increased advisory fees resulting from additional assets acquired through sale of Fund shares through such Financial Intermediaries.

Payments by Old Mutual Advisor Funds II

Like Old Mutual Capital and its affiliates, the Trust may, from time to time, make payments to intermediaries that provide administrative or recordkeeping support services, as described above. From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

You can find further details in the SAI about these payments made to Financial Intermediaries. You can also speak to your Financial Intermediary for more information about the payments made by the Distributor, Old Mutual Capital, their affiliates, or the Funds, to such Financial Intermediary. In certain cases, the payments could be significant and may cause a conflict of interest for your Financial Intermediary.

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FINANCIAL HIGHLIGHTS

A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Their report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

The Old Mutual Analytic U.S. Long/Short, Old Mutual Barrow Hanley Value, Old Mutual Heitman REIT and Old Mutual Dwight Short Term Fixed Income Funds acquired the assets of predecessor funds in a tax-free exchange by issuing new shares. This transaction was effective as of the close of business on December 14, 2001 for the Old Mutual Barrow Hanley Value and Old Mutual Heitman REIT Funds and effective as of the close of business on January 11, 2002 for the Analytic U.S. Long/Short and Old Mutual Dwight Short Term Fixed Income Funds. None of the Funds had any assets prior to the acquisition. Consequently, the information presented for each Fund prior to the acquisition date represents the financial history of its corresponding predecessor fund.

127

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Analytic U.S. Long/Short Fund
Z Class
2006	$10.60	$0.05	[1]	$1.13	$1.18	($0.08)	-	($0.08)	-	**	$11.70
2005	$9.84	$0.06	[1]	$0.77	$0.83	($0.07)	-	($0.07)	-		$10.60
2004	$7.35	$0.05	[1]	$2.48	$2.53	($0.04)	-	($0.04)	-		$9.84
2003	$10.42	$0.06		($3.06)	($3.00)	($0.07)	-	($0.07)	-		$7.35
2002 [2]	$10.33	$0.02		$0.07	$0.09	-	-	-	-		$10.42
2001 [3]	$11.09	$0.07		($0.76)	($0.69)	($0.07)	-	($0.07)	-		$10.33

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^		Portfolio Turnover Rate
Z Class
2006	11.16%		$27,771	1.27%		0.47%		1.30%		208.15%
2005	8.49%		$55,219	1.28%		0.57%		1.28%		173.71%
2004	34.50%		$65,668	1.24%		0.59%		1.25%		267.41%
2003	(28.83%)		$53,983	1.19%		0.62%		1.31%		212.69%
2002 [2]	0.89%	†	$101,615	0.99%	*	0.63%	*	1.33%	*	65.99%	†
2001 [3]	(6.22%)		$95,031	0.99%		0.64%		1.09%		229.00%

128

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Barrow Hanley Value Fund
Z Class
2006	$16.65	$0.09	[1]	$0.68	$0.77	($0.14)	($0.67)	($0.81)	-	**	$16.61
2005	$15.88	$0.06	[1]	$0.99	$1.05	($0.05)	($0.23)	($0.28)	-		$16.65
2004	$11.84	$0.05	[1]	$4.07	$4.12	($0.06)	($0.02)	($0.08)	-		$15.88
2003	$16.40	$0.14		($4.31)	($4.17)	($0.15)	($0.24)	($0.39)	-		$11.84
2002 [4]	$15.92	$0.20		$2.34	$2.54	($0.14)	($1.92)	($2.06)	-		$16.40
2001 [5]	$10.87	$0.21		$5.49	$5.70	($0.21)	($0.44)	($0.65)	-		$15.92

Advisor Class
2006	$16.62	$0.07	[1]	$0.65	$0.72	($0.09)	($0.67)	($0.76)	-		$16.58
2005	$15.86	$0.01	[1]	$1.01	$1.02	($0.03)	($0.23)	($0.26)	-		$16.62
2004	$14.23	$0.04	[1]	$1.66	$1.70	($0.05)	($0.02)	($0.07)	-		$15.86

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^		Portfolio Turnover Rate
Z Class
2006	4.69%		$311,142	1.37%		0.51%		1.45%		26.88%
2005	6.64%		$1,374,194	1.44%		0.34%		1.46%		20.03%
2004	34.82%		$1,128,195	1.48%		0.36%		1.49%		24.31%
2003	(25.73%)		$647,508	1.45%		1.00%		1.52%		50.05%
2002 [4]	17.48%	†	$621,735	1.40%	*	1.26%	*	1.44%	*	39.02%	†
2001 [5]	53.22%		$272,069	1.40%		1.41%		1.41%		111.00%

Advisor Class
2006	4.39%		$758	1.59%		0.44%		1.64%		26.88%
2005	6.41%		$894	1.69%		0.09%		1.71%		20.03%
2004 ††	11.97%	†	$723	1.75%	*	0.35%	*	1.76%	*	24.31%	†

129

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Columbus Circle Technology and Communications Fund
Z Class
2006	$10.40	($0.14)	[1]	$2.78	$2.64	-	-	-	-	**	$13.04
2005	$10.77	($0.13)	[1]	($0.24)	($0.37)	-	-	-	-		$10.40
2004	$7.31	($0.14)	[1]	$3.60	$3.46	-	-	-	-		$10.77
2003	$14.79	($0.11)	[1]	($7.37)	($7.48)	-	-	-	-		$7.31
2002	$19.70	($0.21)	[1]	($4.70)	($4.91)	-	-	-	-		$14.79
Advisor Class
2006	$10.29	($0.16)	[1]	$2.75	$2.59	-	-	-	-		$12.88
2005	$10.68	($0.15)	[1]	($0.24)	($0.39)	-	-	-	-		$10.29
2004	$7.27	($0.16)	[1]	$3.57	$3.41	-	-	-	-		$10.68
2003	$14.75	($0.13)	[1]	($7.35)	($7.48)	-	-	-	-		$7.27
2002	$19.70	($0.23)	[1]	($4.72)	($4.95)	-	-	-	-		$14.75

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^	Portfolio Turnover Rate
Z Class
2006	25.38%	$222,617	1.59%	(1.24%)	1.62%	104.99%
2005	(3.44%)	$229,768	1.64%	(1.22%)	1.64%	63.05%
2004	47.33%	$314,112	1.66%	(1.40%)	1.67%	135.24%
2003	(50.57%)	$262,244	1.54%	(1.24%)	1.54%	261.67%
2002	(24.92%)	$581,091	1.39%	(1.17%)	1.39%	185.33%
Advisor Class
2006	25.17%	$201	1.87%	(1.50%)	1.88%	104.99%
2005	(3.65%)	$8,536	1.89%	(1.45%)	1.89%	63.05%
2004	46.91%	$14,303	1.90%	(1.64%)	1.91%	135.24%
2003	(50.71%)	$7,285	1.79%	(1.47%)	1.79%	261.67%
2002	(25.13%)	$10,288	1.64%	(1.42%)	1.64%	185.33%

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For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Emerging Growth Fund
Z Class
2006	$12.42	($0.17)	[1]	$3.58	$3.41	-	-	-	-	**	$15.83
2005	$12.66	($0.16)	[1]	($0.08)	($0.24)	-	-	-	-		$12.42
2004	$7.94	($0.16)	[1]	$4.88	$4.72	-	-	-	-		$12.66
2003	$14.23	($0.14)		($6.15)	($6.29)	-	-	-	-		$7.94
2002	$15.96	($0.17)	[1]	($1.56)	($1.73)	-	-	-	-		$14.23

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^	Portfolio Turnover Rate
Z Class
2006	27.46%	$182,191	1.43%	(1.23%)	1.45%	157.70%
2005	(1.90%)	$184,294	1.46%	(1.36%)	1.47%	68.28%
2004	59.45%	$278,178	1.40%	(1.30%)	1.41%	96.38%
2003	(44.20%)	$201,460	1.55%	(1.44%)	1.55%	218.32%
2002	(10.84%)	$408,161	1.39%	(1.06%)	1.39%	150.95%

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For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Focused Fund
Z Class
2006	$18.61	$0.02	[1]	$1.82	$1.84	($0.09)	-	($0.09)	-	**	$20.36
2005	$17.19	$0.07	[1]	$1.35	$1.42	-	-	-	-		$18.61
2004	$12.01	($0.02)	[1]	$5.20	$5.18	-	-	-	-		$17.19
2003	$16.20	($0.02)		($4.17)	($4.19)	-	-	-	-		$12.01
2002	$17.41	($0.04)	[1]	($1.03)	($1.07)	($0.06)	($0.08)	($0.14)	-		$16.20

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^	Portfolio Turnover Rate
Z Class
2006	9.88%	$17,566	1.39%	0.08%	1.47%	110.47%
2005	8.26%	$19,724	1.49%	0.42%	1.62%	192.04%
2004	43.13%	$26,574	1.50%	(0.15%)	1.54%	240.63%
2003	(25.86%)	$23,293	1.50%	(0.23%)	1.50%	281.70%
2002	(6.18%)	$34,675	1.37%	(0.24%)	1.37%	433.98%

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For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Growth Fund
Z Class
2006	$18.36	($0.12)	[1]	$4.97	$4.85	-	-	-	-	**	$23.21
2005	$18.34	($0.19)	[1]	$0.21	$0.02	-	-	-	-		$18.36
2004	$13.90	($0.20)	[1]	$4.64	$4.44	-	-	-	-		$18.34
2003	$18.94	($0.17)	[1]	($4.87)	($5.04)	-	-	-	-		$13.90
2002	$21.74	($0.20)	[1]	($2.60)	($2.80)	-	-	-	-		$18.94

Advisor Class
2006	$17.94	($0.18)	[1]	$4.86	$4.68	-	-	-	-		$22.62
2005	$17.98	($0.24)	[1]	$0.20	($0.04)	-	-	-	-		$17.94
2004	$13.66	($0.24)	[1]	$4.56	$4.32	-	-	-	-		$17.98
2003	$18.66	($0.21)	[1]	($4.79)	($5.00)	-	-	-	-		$13.66
2002	$21.46	($0.26)	[1]	($2.54)	($2.80)	-	-	-	-		$18.66

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^	Portfolio Turnover Rate
Z Class
2006	26.42%	$655,520	1.35%	(0.61%)	1.37%	102.94%
2005	0.11%	$714,903	1.40%	(1.16%)	1.40%	36.93%
2004	31.94%	$986,917	1.38%	(1.16%)	1.39%	163.61%
2003	(26.61%)	$1,118,887	1.42%	(1.12%)	1.42%	167.87%
2002	(12.88%)	$1,925,422	1.33%	(0.95%)	1.33%	170.67%

Advisor Class
2006	26.09%	$64	1.61%	(0.93%)	1.63%	102.94%
2005	(0.22%)	$120	1.65%	(1.39%)	1.65%	36.93%
2004	31.63%	$40,534	1.63%	(1.42%)	1.64%	163.61%
2003	(26.80%)	$33,619	1.67%	(1.37%)	1.67%	167.87%
2002	(13.05%)	$50,259	1.58%	(1.20%)	1.58%	170.67%

133

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Return of Capital		Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Heitman REIT Fund
Z Class
2006	$11.77	$0.10	[1]	$4.07		$4.17	($0.19)	($1.36)	($0.11)	[7]	($1.66)	-	**	$14.28
2005	$11.66	$0.30	[1]	$1.01	^^^^	$1.31	($0.29)	($0.91)	-		($1.20)	-		$11.77
2004	$8.06	$0.31	[1]	$3.80		$4.11	($0.34)	($0.12)	($0.05)	[7]	($0.51)	-		$11.66
2003	$9.58	$0.30	[1]	($0.87)		($0.57)	($0.31)	($0.61)	($0.03)	[7]	($0.95)	-		$8.06
2002 [14]	$8.78	$0.09		$0.80		$0.89	($0.09)	-	-		($0.09)	-		$9.58
2001 [3,6]	$9.56	$0.47		$0.46		$0.93	($0.45)	($1.21)	($0.05)	[7]	($1.71)	-		$8.78
Advisor Class
2006	$11.72	$0.06	[1]	$4.06		$4.12	($0.16)	($1.36)	($0.11)	[7]	($1.63)	-		$14.21
2005	$11.61	$0.26	[1]	$1.02	^^^^	$1.28	($0.26)	($0.91)	-		($1.17)	-		$11.72
2004	$8.03	$0.30	[1]	$3.76		$4.06	($0.31)	($0.12)	($0.05)	[7]	($0.48)	-		$11.61
2003	$9.55	$0.27	[1]	($0.86)		($0.59)	($0.30)	($0.61)	($0.02)	[7]	($0.93)	-		$8.03
2002 [14]	$8.75	$0.09		$0.79		$0.88	($0.08)	-	-		($0.08)	-		$9.55
2001 [3,6]	$9.55	$0.43		$0.45		$0.88	($0.43)	($1.21)	($0.04)	[7]	($1.68)	-		$8.75

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^		Portfolio Turnover Rate
Z Class
2006	37.47%		$182,951	1.31%		0.73%		1.31%		69.95%
2005	10.96%		$145,088	1.31%		2.52%		1.31%		82.58%
2004	52.08%		$133,980	1.30%		3.15%		1.31%		78.20%
2003	(5.73%)		$70,039	1.27%		3.42%		1.33%		110.81%
2002 [14]	10.11%	†	$76,679	1.36%	*	4.20%	*	1.47%	*	25.08%	†
2001 [3,6]	10.41%		$61,378	1.14%		4.57%		1.14%		139.00%
Advisor Class
2006	37.13%		$15,849	1.56%		0.46%		1.56%		69.95%
2005	10.73%		$13,886	1.56%		2.25%		1.56%		82.58%
2004	51.66%		$17,664	1.55%		3.04%		1.56%		78.20%
2003	(5.99%)		$14,578	1.52%		3.15%		1.58%		110.81%
2002 [14]	10.08%	†	$19,738	1.61%	*	3.86%	*	1.72%	*	25.08%	†
2001 [3,6]	9.88%	[8]	$18,858	1.62%		4.07%		1.62%		139.00%

134

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Large Cap Fund
Z Class
2006	$12.13	$0.08	[1]	$0.99	$1.07	($0.07)	-	-	($0.07)	-	**	$13.13
2005	$11.93	$0.08	[1]	$0.25	$0.33	($0.13)	-	-	($0.13)	-		$12.13
2004	$9.50	$0.15	[1]	$2.43	$2.58	($0.15)	-	-	($0.15)	-		$11.93
2003	$13.34	$0.13	[1]	($3.82)	($3.69)	($0.15)	-	-	($0.15)	-		$9.50
2002	$13.90	$0.03	[1]	($0.57)	($0.54)	($0.02)	-	-	($0.02)	-		$13.34

Advisor Class
2006	$12.10	$0.05	[1]	$0.98	$1.03	($0.04)	-	-	($0.04)	-		$13.09
2005	$11.89	$0.05	[1]	$0.25	$0.30	($0.09)	-	-	($0.09)	-		$12.10
2004	$9.48	$0.12	[1]	$2.42	$2.54	($0.13)	-	-	($0.13)	-		$11.89
2003	$13.30	$0.09	[1]	($3.79)	($3.70)	($0.12)	-	-	($0.12)	-		$9.48
2002	$13.88	-	[1]	($0.58)	($0.58)	-	-	-	-	-		$13.30

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^	Portfolio Turnover Rate
Z Class
2006	8.86%	$83,294	1.23%	0.64%	1.24%	77.33%
2005	2.73%	$122,043	1.21%	0.69%	1.21%	152.98%
2004	27.20%	$214,710	1.20%	1.34%	1.21%	252.96%
2003	(27.73%)	$283,989	1.20%	1.18%	1.20%	428.30%
2002	(3.86%)	$524,236	1.14%	0.24%	1.14%	947.66%

Advisor Class
2006	8.51%	$358	1.48%	0.40%	1.49%	77.33%
2005	2.53%	$441	1.46%	0.44%	1.46%	152.98%
2004	26.81%	$723	1.45%	1.03%	1.46%	252.96%
2003	(27.86%)	$451	1.45%	0.86%	1.45%	428.30%
2002	(4.15%)	$195	1.39%	(0.04%)	1.39%	947.66%

135

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Large Cap Growth Fund
Z Class
2006	$19.20	($0.10)	$3.72	$3.62	-	-	-	-	**	$22.82
2005	$19.80	($0.08)	($0.52)	($0.60)	-	-	-	-		$19.20
2004	$15.10	($0.15)	$4.85	$4.70	-	-	-	-		$19.80
2003	$19.67	($0.11)	($4.46)	($4.57)	-	-	-	-		$15.10
2002	$22.90	($0.14)	($3.09)	($3.23)	-	-	-	-		$19.67

Advisor Class
2006	$18.99	($0.15)	$3.68	$3.53	-	-	-	-		$22.52
2005	$19.64	($0.14)	($0.51)	($0.65)	-	-	-	-		$18.99
2004	$15.02	($0.19)	$4.81	$4.62	-	-	-	-		$19.64
2003	$19.62	($0.15)	($4.45)	($4.60)	-	-	-	-		$15.02
2002	$22.89	($0.19)	($3.08)	($3.27)	-	-	-	-		$19.62

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^	Portfolio Turnover Rate
Z Class
2006	18.85%	$111,398	1.31%	(0.49%)	1.33%	110.59%
2005	(3.03%)	$143,955	1.32%	(0.43%)	1.32%	35.70%
2004	31.13%	$184,688	1.34%	(0.83%)	1.35%	63.17%
2003	(23.23%)	$172,972	1.33%	(0.67%)	1.33%	124.58%
2002	(14.10%)	$258,297	1.26%	(0.62%)	1.26%	148.93%

Advisor Class
2006	18.59%	$342	1.56%	(0.71%)	1.57%	110.59%
2005	(3.31%)	$318	1.57%	(0.72%)	1.57%	35.70%
2004	30.76%	$561	1.59%	(1.09%)	1.60%	63.17%
2003	(23.45%)	$497	1.58%	(0.93%)	1.58%	124.58%
2002	(14.29%)	$156	1.51%	(0.87%)	1.51%	148.93%

136

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Large Cap Growth Concentrated Fund
Z Class
2006	$14.03	($0.14)	$3.89	$3.75	-	-	-	-	**	$17.78
2005	$15.12	($0.09)	($1.00)	($1.09)	-	-	-	-		$14.03
2004	$11.35	($0.17)	$3.94	$3.77	-	-	-	-		$15.12
2003	$15.15	($0.09)	($3.71)	($3.80)	-	-	-	-		$11.35
2002	$17.81	($0.11)	($2.55)	($2.66)	-	-	-	-		$15.15

Advisor Class
2006	$13.89	($0.18)	$3.84	$3.66	-	-	-	-		$17.55
2005	$15.01	($0.13)	($0.99)	($1.12)	-	-	-	-		$13.89
2004	$11.30	($0.21)	$3.92	$3.71	-	-	-	-		$15.01
2003	$15.10	($0.12)	($3.68)	($3.80)	-	-	-	-		$11.30
2002	$17.80	($0.16)	($2.54)	($2.70)	-	-	-	-		$15.10

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^	Portfolio Turnover Rate
Z Class
2006	26.73%	$140,148	1.41%	(0.90%)	1.44%	128.58%
2005	(7.21%)	$153,215	1.46%	(0.64%)	1.46%	41.95%
2004	33.22%	$217,059	1.46%	(1.24%)	1.47%	73.65%
2003	(25.08%)	$209,192	1.48%	(0.74%)	1.48%	156.30%
2002	(14.94%)	$333,115	1.36%	(0.66%)	1.36%	152.53%

Advisor Class
2006	26.35%	$112	1.66%	(1.14%)	1.69%	128.58%
2005	(7.46%)	$107	1.71%	(0.85%)	1.71%	41.95%
2004	32.83%	$96	1.71%	(1.50%)	1.72%	73.65%
2003	(25.17%)	$63	1.73%	(1.00%)	1.73%	156.30%
2002	(15.17%)	$60	1.61%	(0.91%)	1.61%	152.53%

137

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Mid-Cap Fund
Z Class
2006	$17.97	($0.05)	[1]	$3.09	$3.04	($0.01)	($1.54)	($1.55)	-	**	$19.46
2005	$17.93	($0.03)	[1]	$1.73	$1.70	-	($1.66)	($1.66)	-		$17.97
2004	$12.29	($0.07)	[1]	$5.71	$5.64	-	-	-	-		$17.93
2003	$15.74	($0.04)	[1]	($3.41)	($3.45)	-	-	-	-		$12.29
2002	$14.44	($0.02)	[1]	$1.32	$1.30	-	-	-	-		$15.74

Advisor Class
2006	$17.79	($0.09)	[1]	$3.06	$2.97	-	($1.54)	($1.54)	-		$19.22
2005	$17.82	($0.07)	[1]	$1.70	$1.63	-	($1.66)	($1.66)	-		$17.79
2004	$12.25	($0.11)	[1]	$5.68	$5.57	-	-	-	-		$17.82
2003	$15.72	($0.07)	[1]	($3.40)	($3.47)	-	-	-	-		$12.25
2002 [9]	$13.90	($0.03)	[1]	$1.85	$1.82	-	-	-	-		$15.72

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^		Portfolio Turnover Rate
Z Class
2006	17.52%		$430,953	1.32%		(0.25%)		1.35%		81.91%
2005	9.59%		$455,657	1.33%		(0.18%)		1.33%		116.71%
2004	45.89%		$452,530	1.37%		(0.47%)		1.38%		143.80%
2003	(21.92%)		$288,030	1.40%		(0.33%)		1.40%		195.22%
2002	9.00%		$464,987	1.32%		(0.15%)		1.32%		236.85%

Advisor Class
2006	17.26%		$7,222	1.57%		(0.49%)		1.60%		81.91%
2005	9.25%		$8,416	1.58%		(0.37%)		1.58%		116.71%
2004	45.47%		$6,493	1.62%		(0.72%)		1.63%		143.80%
2003	(22.07%)		$1,634	1.65%		(0.54%)		1.65%		195.22%
2002 [9]	13.09%	†	$127	1.55%	*	(0.49%)	*	1.55%	*	236.85%	†

138

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Select Growth Fund
Z Class
2006	$19.95	($0.20)	[1]	$4.88	$4.68	-	-	-	-	**	$24.63
2005	$20.91	($0.26)	[1]	($0.70)	($0.96)	-	-	-	-		$19.95
2004	$15.71	($0.28)	[1]	$5.48	$5.20	-	-	-	-		$20.91
2003	$22.74	($0.19)		($6.84)	($7.03)	-	-	-	-		$15.71
2002	$26.58	($0.25)	[1]	($3.59)	($3.84)	-	-	-	-		$22.74

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^	Portfolio Turnover Rate
Z Class
2006	23.46%	$150,145	1.46%	(0.93%)	1.51%	157.84%
2005	(4.59%)	$163,617	1.53%	(1.28%)	1.53%	141.68%
2004	33.10%	$231,034	1.52%	(1.44%)	1.53%	179.85%
2003	(30.91%)	$225,127	1.55%	(1.02%)	1.55%	381.73%
2002	(14.45%)	$413,134	1.38%	(0.94%)	1.38%	301.58%

139

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Small Cap Fund
Z Class
2006	$22.16	($0.07)	[1]	$2.96	$2.89	-	-	-	-	**	$25.05
2005	$20.29	($0.20)	[1]	$2.07	$1.87	-	-	-	-		$22.16
2004	$13.27	($0.15)	[1]	$7.17	$7.02	-	-	-	-		$20.29
2003	$20.65	($0.13)	[1]	($7.25)	($7.38)	-	-	-	-		$13.27
2002	$18.48	($0.14)	[1]	$2.31	$2.17	-	-	-	-		$20.65

Advisor Class
2006	$21.95	($0.14)	[1]	$2.94	$2.80	-	-	-	-		$24.75
2005	$20.15	($0.26)	[1]	$2.06	$1.80	-	-	-	-		$21.95
2004	$13.20	($0.19)	[1]	$7.14	$6.95	-	-	-	-		$20.15
2003	$20.60	($0.17)	[1]	($7.23)	($7.40)	-	-	-	-		$13.20
2002	$18.47	($0.22)	[1]	$2.35	$2.13	-	-	-	-		$20.60

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^	Portfolio Turnover Rate
Z Class
2006	13.04%	$49,868	1.44%	(0.32%)	1.65%	116.13%
2005	9.22%	$60,556	1.50%	(1.01%)	1.61%	98.18%
2004	52.90%	$102,497	1.50%	(0.84%)	1.56%	116.57%
2003	(35.74%)	$102,497	1.50%	(0.83%)	1.59%	115.44%
2002	11.74%	$290,007	1.48%	(0.72%)	1.48%	144.85%

Advisor Class
2006	12.76%	$6	1.67%	(0.61%)	1.88%	116.13%
2005	8.93%	$19	1.75%	(1.30%)	1.86%	98.18%
2004	52.65%	$97	1.74%	(1.11%)	1.80%	116.57%
2003	(35.92%)	$165	1.75%	(1.08%)	1.84%	115.44%
2002	11.53%	$364	1.73%	(1.12%)	1.73%	144.85%

140

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Strategic Small Company Fund
Z Class
2006	$14.47	($0.13)	[1]	$3.09	$2.96	-	-	-	-	**	$17.43
2005	$13.68	($0.16)	[1]	$0.95	$0.79	-	-	-	-		$14.47
2004	$8.72	($0.14)	[1]	$5.10	$4.96	-	-	-	-		$13.68
2003	$13.37	($0.11)	[1]	($4.54)	($4.65)	-	-	-	-		$8.72
2002	$12.08	($0.13)	[1]	$1.42	$1.29	-	-	-	-		$13.37

Advisor Class
2006	$14.38	($0.16)	[1]	$3.07	$2.91	-	-	-	-		$17.29
2005	$13.63	($0.19)	[1]	$0.94	$0.75	-	-	-	-		$14.38
2004	$8.71	($0.18)	[1]	$5.10	$4.92	-	-	-	-		$13.63
2003 [10]	$9.29	($0.07)		($0.51)	($0.58)	-	-	-	-		$8.71

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^		Portfolio Turnover Rate
Z Class
2006	20.46%		$48,107	1.46%		(0.82%)		1.54%		148.73%
2005	5.77%		$51,156	1.50%		(1.17%)		1.61%		80.38%
2004	56.88%		$69,838	1.50%		(1.14%)		1.60%		96.80%
2003	(34.78%)		$57,738	1.50%		(1.09%)		1.57%		113.26%
2002	10.68%		$86,243	1.50%		(0.96%)		1.52%		118.88%

Advisor Class
2006	20.24%		$1,258	1.71%		(1.07%)		1.78%		148.73%
2005	5.50%		$1,550	1.75%		(1.42%)		1.86%		80.38%
2004	56.49%		$1,779	1.75%		(1.41%)		1.85%		96.80%
2003 [10]	(8.99%)	†	$509	1.75%	*	(1.28%)	*	1.87%	*	113.26%

141

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual TS&W Small Cap Value Fund
Z Class
2006	$25.20	($0.15)	[1]	$5.57	$5.42	-	($2.47)	($2.47)	-	**	$28.15
2005	$20.80	($0.16)	[1]	$4.97	$4.81	-	($0.41)	($0.41)	-		$25.20
2004^	$16.12	($0.05)	[1]	$4.89	$4.84	-	($0.16)	($0.16)	-		$20.80

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^		Portfolio Turnover Rate
Z Class
2006	22.69%		$68,271	1.46%		(0.56%)		1.47%		41.45%
2005	23.23%		$91,746	1.50%		(0.68%)		1.54%		27.69%
2004^	30.16%	†	$25,553	1.50%	*	(0.42%)	*	1.73%	*	27.33%	†

142

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees	Net Asset Value End of Period
Old Mutual Cash Reserves Fund
Z Class
2006	$1.00	$0.03	[1]	-	$0.03	($0.03)	-	($0.03)	-	$1.00
2005	$1.00	$0.01	[1]	-	$0.01	($0.01)	-	($0.01)	-	$1.00
2004	$1.00	-	[1]	-	-	-	-	-	-	$1.00
2003	$1.00	$0.01		-	$0.01	($0.01)	-	($0.01)	-	$1.00
2002	$1.00	$0.03		-	$0.03	($0.03)	-	($0.03)	-	$1.00

	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^	Portfolio Turnover Rate
Z Class
2006	2.96%	$34,503	0.84%	2.88%	0.85%	n/a
2005	0.91%	$41,720	0.82%	0.87%	0.83%	n/a
2004	0.32%	$53,905	0.88%	0.32%	0.89%	n/a
2003	0.94%	$94,459	0.75%	0.93%	0.75%	n/a
2002	2.55%	$107,513	0.59%	2.92%	0.59%	n/a

143

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees		Net Asset Value End of Period
Old Mutual Dwight Intermediate Fixed Income Fund
Z Class
2006	$10.12	$0.39	[1]	($0.12)	$0.27	($0.40)	($0.02)	($0.42)	-	**	$9.97
2005	$10.30	$0.35	[1]	$0.03	$0.38	($0.36)	($0.20)	($0.56)	-		$10.12
2004^^	$10.00	$0.23	[1]	$0.38	$0.61	($0.23)	($0.08)	($0.31)	-		$10.30

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^		Portfolio Turnover Rate
Z Class
2006	2.70%		$7,620	0.85%		3.88%		1.74%		435.30%
2005	3.72%		$7,302	0.85%		3.38%		2.05%		350.28%
2004^^	6.19%	†	$6,377	0.85%	*	3.33%	*	2.36%	*	258.83%	†

144

For a share outstanding throughout each Year or Period ended March 31 (unless otherwise noted).

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Redemption Fees		Reverse Stock Split	Net Asset Value End of Period
Old Mutual Dwight Short Term Fixed Income
Z Class
2006	$9.81	$0.30	[1]	($0.03)		$0.27	($0.31)	-	-	($0.31)	-	**	-	$9.77
2005	$10.00	$0.21	[1]	($0.11)	#	$0.10	($0.25)	($0.04)	-	($0.29)	-		-	$9.81
2004	$10.00	$0.29	[1]	$0.04		$0.33	($0.29)	-	($0.04)	($0.33)	-		-	$10.00
2003	$10.00	$0.39		$0.04		$0.43	($0.43)	-	-	($0.43)	-		-	$10.00
2002 [11]	$10.00	$0.20		-		$0.20	($0.20)	($0.04)	-	($0.24)	-		$0.04	$10.00
2001 [12]	$10.00	$0.61		-		$0.61	($0.62)	-	-	($0.62)	$0.01		-	$10.00
Advisor Class
2006	$9.82	$0.27	[1]	($0.04)		$0.23	($0.28)	-	-	($0.28)	-		-	$9.77
2005	$10.00	$0.19	[1]	($0.10)	#	$0.09	($0.23)	($0.04)	-	($0.27)	-		-	$9.82
2004	$10.00	$0.26	[1]	$0.05		$0.31	($0.27)	-	($0.04)	($0.31)	-		-	$10.00
2003 [13]	$10.00	$0.25		$0.01		$0.26	($0.26)	-	-	($0.26)	-		-	$10.00

	Total Return		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser, Reimbursements and Expense Reduction)^^^		Portfolio Turnover Rate
Z Class
2006	2.74%		$254,300	0.74%		3.01%		0.93%		196.42%
2005	1.02%	<	$392,118	0.83%		2.08%		1.17%		400.26%
2004	3.38%		$1,424,238	1.00%		2.87%		1.30%		257.21%
2003	4.38%		$1,192,971	1.00%		3.65%		1.34%		222.67%
2002 [11]	1.98%	†	$518,004	1.00%	*	4.67%	*	1.32%	*	116.91%	†
2001 [12]	6.34%		$71,298	1.00%		5.97%		1.62%		196.00%
Advisor Class
2006	2.37%		$723	0.99%		2.70%		1.20%		196.42%
2005	0.88%	<	$2,360	1.08%		1.86%		1.42%		400.26%
2004	3.14%		$8,074	1.25%		2.59%		1.55%		257.21%
2003 [13]	2.64%	†	$2,132	1.25%	*	3.02%	*	1.59%	*	222.67%

145

n/a	Not Applicable
*	Annualized.
**	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover have not been annualized.
††	The Barrow Hanley Value Fund Advisor Class commenced operations on June 30, 2003.
^	The TS&W Small Cap Value Fund commenced operations on July 25, 2003.
^^	The Dwight Intermediate Fixed Income Fund commenced operations on July 31, 2003.
#

The impact of the payment from an affiliate increased the Realized and Unrealized Gains on Securities by $0.07 per share. Prior to August 9, 2004, the PBHG IRA Capital Preservation Fund (“IRA Capital Preservation Fund”) (which changed its investment objective and name effective October 19, 2004 to the Dwight Short Term Fixed Income Fund) entered into Wrapper Agreements with insurance companies, banks or other financial institutions. On August 6, 2004, the Board determined to seek shareholder approval to change the investment objective of the IRA Capital Preservation Fund into a fund with a variable net asset value per share which seeks to provide high income while managing its portfolio in a manner consistent with maintaining a relatively high degree of stability of shareholders’ capital. This investment objective is sought by investing mainly in high quality bonds with short average remaining maturities. Shareholder approval of the change in investment objective was received on October 1, 2004. On August 9, 2004, the wrapper agreements were terminated by the IRA Capital Preservation Fund. The IRA Capital Preservation Fund received a simultaneous contribution of cash in the amount of $7,419,588 from Liberty Ridge, the Fund’s former adviser. The cash was contributed to offset the IRA Capital Preservation Fund’s obligations under the wrapper agreements to the issuers of the wrapper agreements, and to assist the IRA Capital Preservation Fund in maintaining its net asset value per share for each class of shares at $10.00. During the period August 10, 2004 through October 18, 2004 (“Interim Period”), the IRA Capital Preservation Fund sought to continue to provide a stable net asset value of $10.00 per share by investing in short-term fixed income instruments with less than 60 days to maturity. As a result, the dividend yield during the Interim Period was less than dividend yields during the first seven months of 2004. During the Interim Period, the former adviser undertook to waive the entire amount of its investment advisory fee. After the end of this Interim Period, the Dwight Short Term Fixed Income Fund began investing in fixed income instruments with greater than 60 days to maturity.

^^^^

In addition to the net realized and unrealized losses on investments as set forth in the Statement of Operations, this amount includes an increase in net asset value per share resulting from the timing of sales and redemptions of shares in relation to fluctuating market values for the Fund’s investments.

^^^

The Trust incurred legal, printing and audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described the “Litigation” section of this prospectus. The former adviser paid these expenses on behalf of the Trust. Had the former adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the year ended March 31, 2005 and 2004.

<

A percentage of the total return consists of a payment from the Advisor. Excluding the payment by affiliate the total return would have been 0.30% and 0.16% for the Class Z and Advisor Class, respectively.

1	Per share calculations were performed using average shares for the period.
2

On January 11, 2002, the Analytic U.S. Long/Short Fund acquired the assets of the Analytic Enhanced Equity Fund. The operations of the Analytic U.S. Long/Short Fund prior to the acquisition were those of the predecessor fund, the Analytic Enhanced Equity Fund. The Analytic Enhanced Equity Fund was a series of the UAM Funds, Inc. II. Information shown is for the period from January 1, 2002 to March 31, 2002.

3	For the year ended December 31.
4

On December 14, 2001, the Barrow Hanley Value Fund acquired the assets of the Clipper Focus Portfolio. The operations of the Barrow Hanley Value Fund prior to the acquisition were those of the predecessor fund, the Clipper Focus Portfolio. The Clipper Focus Portfolio was a series of the UAM Funds Trust. Information shown is for the period from May 1, 2001 to March 31, 2002.

5	For the year or period ended April 30.
6

On December 14, 2001, the Heitman REIT Fund acquired the assets of the Heitman Real Estate Portfolio. The operations of the Heitman REIT Fund prior to the acquisition were those of the predecessor fund, the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds Trust.

7	Historically, the Heitman REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.
8

The total returns prior to the acquisition (please refer to footnote 6 above)do not include the sales charge. The Advisor Class of the Fund’s predecessor carried a maximum front-end sales charge of 4.75%. Total Returns shown in the chart have been adjusted to reflect the elimination of the front-end sales charge. If the charge had been included, the returns would have been lower.

9	The Mid-Cap Fund Advisor Class commenced operations on October 31, 2001.
10	The Strategic Small Company Fund Advisor Class commenced operations on August 30, 2002.
11

On January 11, 2002, the Dwight Short Term Fixed Income Fund (formerly known as the PBHG IRA Capital Preservation Fund) acquired the assets of the IRA Capital Preservation Portfolio. The operations of the PBHG IRA Capital Preservation Fund prior to the acquisition were those of the predecessor fund, the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was a series of the UAM Funds Trust.

12	For the period ended October 31.

146

13	The Fund Advisor Class commenced operations on July 31, 2002.
14	Information shown is for the period from December 31, 2001 to March 31, 2002.

Amounts designated as “—”are either $0 or have been rounded to $0.

147

FOR MORE INFORMATION

For investors who want more information about Old Mutual Advisor Funds II and its Funds, the following documents are available free upon request:

Statement of Additional Information

The SAI provides more information about the Funds and is incorporated into this Prospectus by reference.

Annual and Semiannual Reports

The Annual and Semiannual Reports provide financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the period.

To obtain a copy of the SAI, Annual and Semiannual Reports, or other information and for shareholder inquiries, contact Old Mutual Advisor Funds II:

By Telephone:	1-800-433-0051

By Mail:	Old Mutual Advisor Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Via the Internet:
Old Mutual Advisor Funds II Website:	www.omfunds.com
EDGAR database on the SEC Website:	www.sec.gov

By E-Mail or in Person from the SEC (you will pay a copying fee for this service)	E-Mail the SEC at publicinfo@sec.gov

Visit or write:	SEC’s Public Reference Section Washington, D.C. 20549-0102

Call 1-202-942-8090 for information about the operation of the Public Reference Room.

INVESTMENT ADVISER

Old Mutual Capital, Inc.

DISTRIBUTOR

Old Mutual Investment Partners

SEC File Number 811-0439

________________________________________________

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

D-06-473 07/2006